                      IMMEDIATE VARIABLE ANNUITY CONTRACT
                            VARIABLE ANNUITY ACCOUNT

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: 1-800-362-3141
                          http://www.minnesotalife.com

This Prospectus describes an individual, immediate variable annuity contract (the "contract") offered by Minnesota Life Insurance Company. It may be used in connection with all types of personal retirement plans.

Your contract values are invested in the Variable Annuity Account, a separate account of Minnesota Life. The Variable Annuity Account for this contract invests in shares of the Index 500 Portfolio of the Advantus Series Fund, Inc. The value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Index 500 Portfolio, except as payments are guaranteed in amount by Minnesota Life. The contract lets you make additional purchase payments and withdrawals during part of the time you are receiving annuity payments.

This Prospectus includes information you should know before purchasing a contract. You should read and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling 1-800-362-3141, or by writing to us at 400 Robert Street North, St. Paul, Minnesota 55101-2098. Its table of contents may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

           THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT
                  PROSPECTUS OF THE ADVANTUS SERIES FUND, INC.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
      EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
                                    OFFENSE.

  THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

The date of this document and the Statement of Additional Information is May 1, 2003.
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           THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION
           IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

            TABLE OF CONTENTS

                                                                                    PAGE
                                                                                    ----
                      SPECIAL TERMS AND HOW TO CONTACT US                              1
                      QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT        4
                      EXPENSE TABLE                                                    7
                      CONDENSED FINANCIAL INFORMATION                                 10
                      GENERAL DESCRIPTIONS                                            10
                            Minnesota Life Insurance Company                          10
                            Separate Account                                          10
                            Advantus Series Fund, Inc.                                11
                            Additions, Deletions or Substitutions                     11
                      CONTRACT CHARGES                                                12
                            Sales Charges                                             13
                            Risk Charge                                               14
                            Mortality and Expense Risk Charges                        14
                            Administration Charge                                     15
                      DESCRIPTION OF THE CONTRACTS                                    15
                            General Provisions                                        15
                            Annuity Payments and Options                              17
                            Death Benefits                                            20
                            Purchase Payments and Value of the Contract               21
                            Redemptions                                               23
                      VOTING RIGHTS                                                   27
                      FEDERAL TAX STATUS                                              27
                      PERFORMANCE DATA                                                34
                      STATEMENT OF ADDITIONAL INFORMATION                             34
                      APPENDIX A -- TAXATION OF QUALIFIED PLANS                      A-1
                      APPENDIX B -- COMPUTATION AND EXAMPLES OF WITHDRAWALS          B-1
                      APPENDIX C -- IMMEDIATE VARIABLE ANNUITY ILLUSTRATION          C-1

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SPECIAL TERMS AND HOW TO CONTACT US

As used in this Prospectus, the following terms have the indicated meanings:

AGE:  the age of a person at nearest birthday.

ANNUITANT: the person named on page one of the contract who may receive lifetime benefits under the contract. Except in the event of the death of either annuitant prior to the annuity payment commencement date, joint annuitants will be considered a single entity.

ANNUITY PAYMENT COMMENCEMENT DATE: the first annuity payment date as specified on page one of the contract.

ANNUITY PAYMENT DATE: each day indicated by the annuity payment commencement date and the annuity payment frequency for an annuity payment to be determined. This is shown on page one of the contract.

ANNUITY PAYMENTS: payments made at regular intervals to the annuitant or any other payee. The annuity payments will increase or decrease in amount. The changes will reflect the investment experience of the sub-account of the separate account.

ANNUITY UNIT:  the standard of value for the variable annuity payment amount.

BENEFICIARY: the person, persons or entity designated to receive death benefits payable in the event of the annuitant's death.

CASH VALUE: the dollar amount available for withdrawal under the contract at any time. A cash value exists only as long as both the number of cash value units and the applicable factor from the cash value factor table shown in the contract are greater than zero.

CASH VALUE PERIOD: the time during which there is a cash value under the contract. The cash value period begins on the annuity commencement date and ends on the cash value end date shown on page one of the contract.

CASH VALUE UNIT: the measure of your interest in the Separate Account that is available for withdrawal during the cash value period.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT DATE:  the effective date of a contract.

FUND: Advantus Series Fund, Inc. or any mutual fund or separate investment portfolio within a series mutual fund which is designated as an eligible investment for the Separate Account.

GENERAL ACCOUNT: all of our assets other than those in the Separate Account or in other separate accounts established by us.

GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT: the amount which is guaranteed as the minimum annuity payment amount. This amount is payable regardless of the performance of the Sub-Account. Purchase payments and cash value withdrawals will change the guaranteed minimum annuity payment amount.

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JOINT OWNER:  the person designated to share equally in the rights and privileges provided to the owner of this contract. Only you and your spouse may be named as a joint owner in those states where we offer joint contracts.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan which provide benefits using these contracts.

PURCHASE PAYMENT DATE: the date we receive a purchase payment in our home office.

PURCHASE PAYMENTS:  amounts paid to us as consideration for the contract.

SEPARATE ACCOUNT: a separate investment account entitled Variable Annuity Account. The assets of the Separate Account are ours. Those assets are not subject to claims arising out of any other business which we may conduct. The Separate Account is composed of a number of sub-accounts.

SURRENDER VALUE: the surrender value of the contract shall be the total annuity value as of the date of surrender plus the amounts deducted from purchase payments. These include deductions for sales charges, risk charges and state premium taxes where applicable.

TOTAL ANNUITY VALUE: the total annuity value represents your total interest in the Separate Account.

VALUATION DATE:  any date on which a Fund is valued.

VALUATION PERIOD: the period between successive valuation dates measured from the time of one determination to the next.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US:  Minnesota Life Insurance Company.

WRITTEN REQUEST: a request in writing signed by you. In the case of joint owners, the signatures of both owners will be required to complete a written request. In some cases, we may provide a form for your use. We may also require that the contract be sent to us along with your written request.

YOU, YOUR: the owner of this contract. The owner may be the annuitant or someone else. The owner is named in the application.

1940 ACT: the Investment Company Act of 1940, as amended, or any similar successor federal legislation.

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HOW TO CONTACT US

At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:

    -  Account values

    -  Variable Investment Performance

    -  Interest rates (when applicable)

    -  Service forms

    -  Beneficiary information

    - Transactions to transfer among investment options or change your allocation percentage.

    -  Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

- Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service line provides around-the-clock access to:

    -  Account Values

    -  Unit Values

    -  Interest Rates

- Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

-  For contributions sent by regular mail:

   Minnesota Life
   Annuity Services
   P.O. Box 64628
   St. Paul, MN 55164-0628

- All other service requests, inquiries and overnight express mail should be sent to:

   Annuity Services A3-9999
   400 Robert Street North
   St. Paul, MN 55101-2098

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QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?

An annuity is a series of payments for the life of a person or for the joint lifetimes of the annuitant and another person and thereafter during the lifetime of the survivor. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account of an insurance company is called a variable annuity.

WHAT IS AN IMMEDIATE ANNUITY?

An immediate annuity provides for annuity payments beginning within a relatively short period after contract issue. This type of annuity is distinguished from a deferred annuity where contract values may be left with an insurance company or separate account for some years before annuity payments begin. In some states this period is shortened so that the contract may be considered to be an immediate annuity within that state.

WHAT IS THE CONTRACT OFFERED BY THIS PROSPECTUS?

The contract is an immediate, variable annuity contract with scheduled annuity payments. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately and must begin on a date within 12 months after the issue date of the contract. Purchase payments are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which invests only in the Index 500 Portfolio of the Fund.

IS THERE A GUARANTEED MINIMUM ANNUITY PAYMENT AMOUNT?

Yes. You will receive at least the guaranteed minimum annuity payment amount shown in your contract. Each variable annuity payment will vary upwards or downwards in accordance with the performance of the Sub-Account. However, if Sub-Account performance produces a payment that would be less than the guaranteed minimum annuity payment amount, you will get the guaranteed amount instead. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units times the annuity unit value, or

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount. We determine this amount when we issue your contract. It is shown on page one of the contract. If an additional

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purchase payment is made, we guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed. If you withdraw cash value amounts, the guaranteed annuity payment amount will be reduced by the same proportion that the withdrawal reduces the number of annuity units.

IS THE AMOUNT OF THE CASH VALUE OF THE CONTRACT GUARANTEED?

No. The cash value of the contract decreases as annuity payments are made. It will also increase or decrease based upon the performance of the Sub-Account of the Separate Account. This is reflected in the annuity unit value. We do not guarantee the performance of any Sub-Account, nor do we guarantee the annuity unit value, which may fall to zero. The performance of the Sub-Account will not affect the duration of the cash value period.

ARE THERE LIMITATIONS ON PURCHASE PAYMENTS?

Yes. A purchase payment in an amount of at least $10,000 is required in order for us to issue the contract. Contracts will not be issued for less than that amount.

After we issue the contract, you may make additional purchase payments. This right extends only until the end of the cash value period of the contract. This period is shown on page one of the contract. You may make more purchase payments only while the annuitant or joint annuitant is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract limitation for amounts which are received after the contract effective date as part of an integrated rollover or Section 1035 transaction.

Whenever an additional purchase payment is made under a contract during the cash value period, the amount of that additional payment will be added to the remaining investment in the contract and a new exclusion amount will be calculated for the contract based on the then current IRS defined life expectancy of the annuitant or annuitants.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

Total purchase payments may not exceed $1,000,000 except with our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring special advance consent.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE SEPARATE ACCOUNT?

Purchase payments are allocated to the Sub-Account which invests in shares of the Index 500 Portfolio of the Fund (the "Portfolio").

There is no assurance that the Portfolio will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolio can be found in the current prospectus for the Fund, which is attached to this Prospectus. You should carefully read the Fund prospectus before purchasing the contract.

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WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

There are charges which reduce purchase payments and charges made directly to the assets held in the Separate Account.

A deduction for a sales charge and a risk charge is made from purchase payments. The sales charge is up to 4.5% of purchase payments.

The risk charge, for guaranteeing the minimum annuity payment amount, may be as much as 2% of each purchase payment. Currently, this charge is made at the per annum rate of 1.25% of purchase payments.

We deduct a daily charge of .80% of the net asset value of the Separate Account on an annual basis for our mortality and expense risk guarantees. We reserve the right to increase this charge to 1.40% on an annual rate.

We deduct an administrative charge from the net asset value of the Separate Account in the amount of .15% computed daily, on an annual basis. We reserve the right to increase this charge to .40%.

Deductions for any applicable premium taxes may also be made from purchase payments (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.

The Portfolio pays advisory and other expenses. Total advisory and other expenses of the Portfolio are .43% of average daily net assets of the Portfolio on an annual basis.

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The following expense table will illustrate these expenses to assist you in understanding the contract's changes.

EXPENSE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract. State premium taxes may also be deducted.

INDIVIDUAL, IMMEDIATE VARIABLE ANNUITY CONTRACT

CONTRACT OWNER TRANSACTION EXPENSES

         CUMULATIVE TOTAL                      SALES CHARGE AS A PERCENTAGE
         PURCHASE PAYMENTS                         OF PURCHASE PAYMENTS
-----------------------------------            ----------------------------
   $             0 to 499,999.99                         4.500%
           500,000 to 749,999.99                         4.125
         750,000 to 1,000,000.00                         3.750
    1,000,000.01 to 1,499,999.99                         3.375
       1,500,000 to 1,999,999.99                         3.000
       2,000,000 to 2,499,999.99                         2.625
       2,500,000 to 2,999,999.99                         2.250
       3,000,000 to 3,999,999.99                         1.875
       4,000,000 to 5,000,000.00                         1.500

                                                         4.50%
   Maximum Risk Charge                                   1.25%
                                                          ------
Total Contract Expenses                                  5.75%
  (assuming maximum sales charge)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE  OF AVERAGE ACCOUNT VALUE)

                                                                     MAXIMUM
                                                       CURRENT       POSSIBLE
                                                        CHARGE        CHARGE
                                                       --------      --------
Mortality and Expense Risk Fees*                         0.80%         1.40%
Administrative Charge*                                   0.15%         0.40%
                                                        ------        ------
Total Separate Account Annual Expenses                   0.95%         1.80%

The next item shows the total operating expenses charged by the Index 500 Portfolio that you may pay periodically during the time that you own the contract. More detail concerning Index 500 Portfolio's fees and expenses is contained in the prospectus for the Advantus Series Funds, Inc.

ADVANTUS SERIES FUND, INC. INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                          0.13%
Distribution Fees                                        0.25%
Other Expenses                                           0.05%
                                                        ------
Total Index 500 Portfolio Annual Expenses                0.43%
                                                        ======

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EXAMPLES:

Whether or not you surrender your contract at the end of the applicable time period:

                                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                             --------   --------   --------   --------
You would pay the following expenses on a      $707       $987      $1,286     $2,137
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of
  current charges:

                                             1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                            --------   --------   --------   --------
You would pay the following expenses on a     $861      $1,302     $1,767     $3,048
  $10,000 investment as of the end of the
  period indicated, assuming a 5% annual
  return on assets and application of the
  maximum possible charges*:

*Under the terms of the contract, total mortality and expense risk fees may be increased to as much as 1.40% (provided any necessary regulatory approvals are obtained) and the administrative charge may be increased to as much as .40%.

These figures are based on the assumption that the contract will accumulate in value prior to the annuity payment commencement date at a 5% annual return on assets for one, three, five and ten years, respectively. The maximum period allowable between the issuance of a contract and the commencement of annuity payments is one year.

The tables shown above are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon applicable law.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CAN YOU SURRENDER THE CONTRACT?

Yes. Before annuity payments begin, you can surrender the contract for its surrender value. The surrender value is its total annuity value plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable.

CAN YOU MAKE WITHDRAWALS FROM THE CONTRACT?

Yes. During the cash value period, you can make withdrawals of the cash value from the contract, pursuant to your written request. Each withdrawal must be in an amount of at least $500 or, if the cash value of the contract is less than that amount, all of the total remaining cash value in the contract must be withdrawn. Withdrawals are not allowed during the period before annuity payments begin.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value depends upon the number of cash

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value units in the contract. The number of cash value units and the cash value period are shown on page one of each contract. If you make later purchase payments or withdrawals we will give you a new page one.

When a withdrawal is made during the cash value period, the amount of the annuity payment to be received by the annuitant after the withdrawal will be recalculated. The guaranteed minimum annuity payment amount will be redetermined as well. Each will be adjusted downward to reflect the withdrawal of cash value.

When a withdrawal is taken, an amount equal to the lesser of (i) the amount withdrawn or (ii) the net gain received from the contract will be taxable as ordinary income for that year. Net gain, for this purpose, is the total annuity value prior to the withdrawal less the investment in the contract. The balance of the amount withdrawn will be considered a return of the investment in the contract, and not as taxable income. Any portion of the withdrawal that is not taxable as ordinary income will be deducted from the investment in the contract and a new exclusion amount will be calculated for the contract.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

You may select one of two variable annuity options. One provides for lifetime variable annuity payments based on the life of a single annuitant, the other provides for the lifetime variable annuity payments based upon the combined lives of joint annuitants.

WHAT HAPPENS IF THE ANNUITANT DIES?

If the annuitant, or one of the named joint annuitants dies before annuity payments begin, we will pay a death benefit to you or the named beneficiary. This death benefit will be the sum of the contract's total annuity value plus the amounts deducted from the contract's purchase payments for sales charges, risk charges and state premium taxes, where applicable.

If the annuitant dies after annuity payments have begun, or after the second death in the case of joint annuitants, we will pay a death benefit. It will be equal to the cash value, if any, of the contract as of the date of the annuitant's death.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Portfolio held for their contracts in the Sub-Account of the Separate Account.

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(SIDEBAR)
We are a life insurance company.
The Variable Annuity Account is one of our separate accounts.
Contract values are invested in a single Portfolio.
(END SIDEBAR)

CONDENSED FINANCIAL INFORMATION

The financial statements of Variable Annuity Account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. No condensed financial information is presented as the variable annuity contract described in this Prospectus has no accumulation units or associated information.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. SEPARATE ACCOUNT

We established the Variable Annuity Account on September 10, 1984. The Separate Account is registered as a "unit investment trust" with the SEC under the 1940 Act, but such registration does not signify that the SEC supervises the management, or the investment practices or policies, of the Separate Account.

The assets of the Separate Account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the Separate Account is entirely independent of both the investment performance of our General Account and of any of our other separate accounts. All obligations under the contracts are general corporate obligations of Minnesota Life.

The Separate Account is composed of a number of Sub-Accounts. The Separate Account has one Sub-Account available for your purchase payments to the contract. That Sub-Account invests in the Index 500 Portfolio.

(SIDEBAR)
Contract values are invested in a single Portfolio. We may change the Portfolios offered under the contract.
(END SIDEBAR)

C. ADVANTUS SERIES FUND, INC.

Advantus Series Fund, Inc. (the "Fund"), is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future.

Advantus Capital is a wholly-owned subsidiary of Securian Financial Group, Inc.

The only Portfolio of the Fund which is available for investment by the contract is the Index 500 Portfolio.

A prospectus for the Fund is attached to this Prospectus. You should carefully read the Fund's prospectus before investing in the contract.

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the Sub-Accounts of the Separate Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another Fund for a sub-account. Substitution may be with respect to existing total annuity values and cash values, future purchase payments and future annuity payments.

We reserve the right to transfer assets of the separate account to another separate account.

We may also establish additional Sub-Accounts in the Separate Account and we reserve the right to add, combine or remove any Sub-Accounts of the Separate Account. Each additional Sub-Account will purchase shares in a new portfolio or mutual fund. Such Sub-Accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining to eliminate one or more of the Sub-Accounts of the Separate Account. The addition of any investment option will be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Separate Account under the 1940 Act, to restrict or eliminate any voting rights of the contract owners, and to combine the Separate Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

Under this contract, there are deductions for charges from purchase payments and other charges which are made directly to the Separate Account. Deductions from purchase payments are made for sales charges, risk charges and state premium taxes, where applicable. Deductions for the mortality risk charge, expense risk charge and the administrative charge are all deducted on each valuation date from the Separate Account.

In addition to the charges which are applied under the contract, there are also charges associated with the Index 500 Portfolio of the Fund. These charges, which are not guaranteed, cover the advisory and other expenses of the Index 500 Portfolio. Current total advisory and other expenses of the Portfolio are .43% of average daily net assets of the Portfolio on an annual basis. More information can be obtained in the prospectus for the Fund, which is attached to this Prospectus.

(SIDEBAR)
A sales charge of up to 4.5% may apply.
(END SIDEBAR)

A. SALES CHARGES

A sales charge is deducted from the purchase payments. The percentage amount of the deduction is as follows:

      CUMULATIVE TOTAL        SALES CHARGE AS A PERCENTAGE
     PURCHASE PAYMENTS            OF PURCHASE PAYMENTS
----------------------------  ----------------------------
$            0 to 499,999.99                   4.500%
       500,000 to 749,999.99                   4.125
     750,000 to 1,000,000.00                   3.750
1,000,000.01 to 1,499,999.99                   3.375
   1,500,000 to 1,999,999.99                   3.000
   2,000,000 to 2,499,999.99                   2.625
   2,500,000 to 2,999,999.99                   2.250
   3,000,000 to 3,999,999.99                   1.875
   4,000,000 to 5,000,000.00                   1.500

The applicable percentage will be based on the total cumulative purchase payments to the date of payment, including the new purchase payment. In addition, if you purchase multiple contracts at different times with the same ownership, purchase payments made under all contracts will be aggregated solely for the purpose of determining the sales charge applicable to those purchase payments made to later contracts.

These sales charges may be waived in whole or in part where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sale of the contracts or where the contract is sold in anticipation of reduced expenses in group or group-type situations. We will not eliminate or reduce a sales charge if that would be unfairly discriminatory to any person or class of persons.

The full amount of the sales charge for the Adjustable Income Annuity described in this Prospectus will be applied to purchase payments. However, certain sales charges on your old contract may be waived.

For certain variable annuity contracts issued by us prior to May 1, 2000, we will waive the sales charge on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity.

For certain variable annuity contracts issued by us on or after May 1, 2000, we will waive the sales charge remaining on any portion of that existing contract's value applied to the purchase of an Adjustable Income Annuity according to the following schedule:

CUMULATIVE ACCUMULATION VALUE APPLIED TO
 PURCHASE AN ADJUSTABLE INCOME ANNUITY                 SALES CHARGE WAIVED
----------------------------------------       ------------------------------------
         $          0 to 499,999                       anytime after issue
            500,000 to 1,999,999                   2 years after issue or later
          2,000,000 to 5,000,000                   5 years after issue or later

(SIDEBAR)
The risk charge is 1.25%.
The mortality and expense risk charge is .80%.
(END SIDEBAR)

For persons who are current owners of our MOA Select and MOA Achiever variable annuity contracts, the value applied in the exchange will be the total purchase payments made to those contracts. For all other variable annuity contracts issued by us, the value applied in this exchange will be the accumulation value in those contracts.

B. RISK CHARGE

A risk charge is deducted from each purchase payment for our guarantee of the minimum annuity payment amount. The risk charge may be as much as 2% of each purchase payment. Currently, this charge is made at the rate of 1.25% of purchase payments made to the contract. This rate is not guaranteed for future purchase payments made under the contract and may change based upon our experience.

If this deduction proves to be insufficient to cover our actual costs of the risk assumed by us in providing a guaranteed minimum payment, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us.

C. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk by our obligation to continue to make scheduled annuity payments, in accordance with the annuity rate tables and other provisions contained in the contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the scheduled annuity payments received under the contract. Our actual mortality results will not adversely affect any payments or values.

We assume an expense risk by assuming that deductions in the contracts will be adequate to cover our actual expenses. Our actual expense results will not adversely affect any payments or values.

For assuming these risks, we currently make a deduction from the net asset value of the Separate Account at an annual rate of .80%. This is 0.55% for the mortality expense risk charge and 0.25% for the expense risk charge. We have the right to increase these charges. If these charges are increased to the maximum amount, then the total for the mortality risk and expense risk charges would be 1.40% on an annual basis.

If these deductions prove to be insufficient to cover our actual costs, then we will absorb the resulting losses. If these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the sales charge.

(SIDEBAR)
The administrative charge is .15%.
The contract is an immediate payment variable annuity. It may be used with a variety of retirement plans.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

D. ADMINISTRATION CHARGE

We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue rules, the preparation and issue of the contract, the receipt of purchase payments, forwarding amounts to the Fund for investment, the calculation of the guaranteed minimum annuity payment amount, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services, we currently make a deduction from the Separate Account at the annual rate of 0.15%. We reserve the right to increase this charge. If we do, the amount of this charge will not exceed 0.40%.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Variable Annuity Contract

The contract is an individual, immediate, variable annuity contract issued by us. It provides for scheduled annuity payments on a monthly, quarterly, semi-annual or annual basis. These payments may begin immediately. They must begin on a date within 12 months after the issue date of the contract. Purchase payments received by us under a contract are allocated to the Separate Account. In the Separate Account, your purchase payments are put into a Sub-Account which are then invested in the Portfolio.

This type of contract may be used in connection with a pension or profit sharing plan under which plan contributions have been accumulating. It may be used in connection with a plan which has previously been funded with insurance or annuity contracts. It may also be purchased by individuals where the contract is not a part of any qualified plan. The contract provides for a variable annuity which is paid on the basis of a single or joint life annuity. The annuity option elected may not be changed.

2. Issuance of Contracts

The contracts are issued to you. The owner of the contract may be the annuitant or someone else. The contract may be owned by two persons jointly. In some states, we may not offer joint contracts.

3. Modification of the Contracts

A written agreement between you and us may modify a contract. However, no modification will adversely affect the rights of an annuitant under the contract unless it is made to comply with a law or government regulation. You will have the right to accept or reject a modification. You cannot reject a modification where the contract is used in a tax-qualified arrangement and the change is required to conform the contract with tax laws or regulations.

(SIDEBAR)
You cannot pay more than $1 million unless we consent to a larger purchase payment.
(END SIDEBAR)

4. Assignment

The annuitant, or the joint annuitants, can direct or assign the contract annuity payments so that they are paid to someone else. We will not be bound by any assignment until we have recorded a written request of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action before it was recorded. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

If the contract is part of a tax-qualified program (including employer-sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

5. Limitations on Purchase Payments

Purchase payments must be made at our home office. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098. When we receive a purchase payment, we will send you a confirmation statement and an updated page one for the contract.

A purchase payment in an amount of at least $10,000 will be required in order for us to issue the contract. We will not issue a contract for less than that amount.

After the contract has been issued, you may make additional purchase payments. You can do this only during the cash value period of the contract as shown on page one. Additional purchase payments may be made only while the annuitant or joint annuitant, if any, is alive. Additional purchase payments must be in an amount of at least $5,000. We will waive this contract provision for amounts which are received after contract issue if it is part of an integrated rollover or Section 1035 transaction. When you make additional purchase payments, those purchase payments will result in a recalculation of your investment in the contract and a determination of a new exclusion amount. You may also wish to consult with your tax adviser.

WE RESERVE THE RIGHT TO SUSPEND THE SALE OF THESE CONTRACTS AND TO TERMINATE YOUR ABILITY TO MAKE ADDITIONAL PURCHASE PAYMENTS INTO THE CONTRACT.

You may not make total purchase payments which exceed the amount of $1,000,000 unless you have our prior consent. Currently, we are accepting purchase payments of up to $5,000,000 without requiring specific advance consent.

Some states will limit these contracts to a single purchase payment.

There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

6. Deferment of Payment

Whenever we make any payment in a single sum, we will make it within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Commission,

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund,

    - or such other periods as the Commission may by order permit for the protection of the contract owners.

7. Participation

The contract is nonparticipating. Contracts issued before October 1, 1998 were participating.

No assurance can be given as to the amounts, if any, that will be distributable under participating contracts in the future. If any distribution of divisible surplus is made, it will take the form of the purchase of additional annuity units.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of

    - the mortality table specified in the contract, which reflects the age of the annuitant or the joint annuitants, and

    -  the investment performance of the Sub-Account.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units (and thus the amount of each scheduled annuity payment) will reflect investment gains and losses and investment income of the Portfolio. The amount of the annuity payment will increase or decrease from one annuity payment date to the next unless affected by the guaranteed minimum annuity payment amount.

2. Electing the Annuity Commencement Date

The contracts are issued as immediate annuities on the contract date. When you purchase a contract, you must indicate the annuity commencement date. It must be within 12 months from the contract date. Some jurisdictions may restrict this time limit to a shorter period.

(SIDEBAR)
Two annuity options are available. Each is payable only as a variable annuity. The amount of your first annuity payment depends on the age of the annuitant, the annuity option and the frequency of payments.
(END SIDEBAR)

An annuity payment may begin on any day of the month. Annuity payments may be received on a monthly, quarterly, semi-annual or annual basis.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

The contracts provide for two lifetime annuity options, a life annuity or a joint and last survivor annuity. Each annuity payment option is available only as a variable annuity. No additional annuity options are provided or allowed under the contracts. The annuity option elected may not be changed.

The amount of the first scheduled payment depends on the annuity option elected, the age of the annuitant and the joint annuitant, if any, and the frequency of payments.

LIFE ANNUITY

This is a scheduled annuity payable during the lifetime of the annuitant. Annuity payments terminate with the last scheduled payment preceding the death of the annuitant if the annuitant's death occurs after the cash value period has expired. If the annuitant dies during the cash value period, the beneficiary will be paid a death benefit that permits the beneficiary to elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value amount. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary.

JOINT AND LAST SURVIVOR ANNUITY

This is a scheduled annuity payable during the joint lifetime of the annuitant and a designated joint annuitant. Payments continue during the remaining lifetime of the survivor. If the last surviving annuitant dies during the cash value period, the beneficiary will be paid a death benefit. The beneficiary may elect to continue receiving payments until the end of the cash value period or to withdraw some or all of the cash value. Annuity payment amounts payable as a death benefit will be reduced for any cash value withdrawals received by the beneficiary. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant.

4. Determination of Amount of Variable Annuity Payments

Unless annuity payments are based on the guaranteed minimum annuity payment amount, the dollar amount of each variable annuity payment is equal to:

    -  the number of annuity units in the contract, multiplied by

    -  the annuity unit value as of the due date of the payment.

A number of annuity units is credited at issuance of the contract based upon the initial annuity payment amount attributable to the initial purchase payment

(SIDEBAR)
Payments are guaranteed at 85% of your initial variable annuity payment amount. (END SIDEBAR)

received for the contract. The number of annuity units to be credited is determined by dividing the initial annuity payment amount by the annuity unit value as of the contract date. The number of annuity units remains unchanged except as adjusted for your additional purchase payments, cash value withdrawals or an annuitant's death.

The initial annuity payment amount is determined by applying the purchase payment, after deductions, to the appropriate annuity purchase rate per $1,000. Deductions from purchase payments may include premium taxes. Where applicable, these taxes currently range from 0% to 3.5%.

The initial annuity payment amount depends on the annuity form you elected and upon the adjusted age of the annuitant and the joint annuitant, if any. The initial annuity payment amount is also based upon annuity payment purchase rate tables which assume an interest rate of 4.5% per annum. The 4.5% interest rate will produce level annuity payments if the net investment performance remains constant at 4.5% per year. Subsequent payments will decrease, remain the same or increase depending upon whether the actual net investment performance is less than, equal to, or greater than 4.5%.

The amount of the first annuity payment after the initial purchase payment, or after an addition or withdrawal, may be different than the initial annuity payment amount used to determine the number of annuity units credited at the time of that transaction. The actual annuity payment amount on any due date is the number of annuity units multiplied by the annuity unit value on the due date of the payment. We will pay the guaranteed minimum annuity payment amount if that amount is greater. The annuity unit value recognizes the net sub-account performance between the date of a transaction and the date the annuity payment is calculated for payment.

5. Amount of Second and Subsequent Scheduled Annuity Payments

Unless annuity payments are the guaranteed minimum annuity payment amount, the dollar amount of the second and later variable annuity payments is equal to:

    - the number of annuity units determined for the Sub-Account, multiplied by

    - the annuity unit value as of the due date of the payment. This amount will increase or decrease from payment to payment.

6. The Guaranteed Minimum Annuity Payment Amount

You will receive at least the guaranteed minimum annuity payment amount specified in your contract. Each variable annuity payment will vary upwards or downwards in accordance with investment performance unless it would be less than the guaranteed minimum annuity payment amount. At each annuity payment date, we will pay the annuitant or annuitants the greater of:

    - the annuity payment amount determined by multiplying the number of annuity units multiplied by the annuity unit value, or

(SIDEBAR)
This immediate variable annuity has a death benefit during the cash value period.
(END SIDEBAR)

    - the guaranteed minimum annuity payment amount currently in force for the contract.

We guarantee that variable annuity payments will always be at least 85% of the initial variable annuity payment amount.

The guaranteed amount is determined on the contract issue date and shown on page one of the contract. If an additional purchase payment is made, we will guarantee that variable annuity payments will always be at least 85% of the annuity amount attributable to that additional purchase payment, plus the amount already guaranteed when you make that purchase payment. If you withdraw cash value amounts under the contract, it will reduce the guaranteed annuity payment amount by the same proportion that the withdrawal reduces the number of annuity units.

C. DEATH BENEFITS

The contracts provide that in the event of the death of the annuitant or a joint annuitant before the annuity payments begin, a death benefit will be paid to you or, if applicable, to your beneficiary. The death benefit will be paid when we receive due proof, satisfactory to us, of the death at our home office. The death benefit will be the sum of:

    -  the total annuity value of the contract, plus

    - the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes, where applicable.

Death proceeds will be paid in a single sum to the beneficiary designated to receive a lump sum benefit. Payment will be made within seven days after we receive due proof of death.

We will pay the cash value of the contract, if any, as a lump sum death benefit in the event of the death of the annuitant or the second joint annuitant after annuity payments have begun. We will pay the death benefit to the beneficiary. The beneficiary may elect to receive annuity payments during the remainder of the cash value period rather than a lump sum benefit. However, the number of annuity units will be set as a number equal to the number of cash value units as of the date of the annuitant's death. The annuity payments to the beneficiary will terminate at the end of the cash value period. Then, the guaranteed minimum annuity payment amount will be adjusted in proportion to any change in the number of annuity units. The new guaranteed minimum annuity payment amount will be equal to:

    - the guaranteed minimum annuity payment amount just prior to the annuitant's death, multiplied by

    -  the number of annuity units after the annuitant's death,

    -  divided by the number of annuity units prior to the annuitant's death.

(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
This immediate annuity allows you to make additional purchase payments.
(END SIDEBAR)

If the beneficiary elects to continue the annuity payments, the cash value will also continue on the beneficiary's behalf as part of the death benefit. This allows the beneficiary to withdraw any or all of the cash value available at any time during the remaining cash value period. As with cash value withdrawals while the annuitant is alive, cash value withdrawals by the beneficiary after the annuitant's death will reduce future annuity payments and the guaranteed minimum annuity payment amount. Except as noted below, the entire interest in the contract must be distributed within five years of an owner's death.

Death benefits payable after the annuitant's death must be distributed at least as rapidly as under the method elected by the annuitant or annuitants.

If you are not an annuitant and you die, or if any joint owner who is not an annuitant dies, a death benefit will be paid. This death benefit will be the same amount as the amount that would be paid on the death of the annuitant or joint annuitant. It will be paid out in the same manner, except that if death occurs before the annuity payments begin, the death benefit will be paid out within five years of the date of death. When we pay a death benefit on the death of the owner, no other contract benefits are then payable.

You can file a written request with us to change the beneficiary. It will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date you signed the request. However, if a death occurs before the request has been recorded, the request will not be effective as to any death proceeds we have paid before the request was recorded in our home office. If a beneficiary dies, that beneficiary's interest in a contract ends with his or her death. Only those beneficiaries who survive will be eligible to share in the amount payable to the beneficiary at the annuitant's death. If there is no surviving beneficiary upon the death of the annuitant, any remaining value of death benefit payable to the beneficiary will be paid to the annuitant's estate.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Annuity and Cash Value Units

You must complete an application and send it to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, we will issue a contract. The initial purchase payment for the contract must be an amount of at least $10,000.

If we receive money and an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received and accepted. We will offer to return the initial purchase payment with an incomplete application if it appears that the application cannot be completed within five business days.

Purchase payments are credited to the contract in the form of annuity units and cash value units. Each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office, except for the initial purchase payment. The number of annuity and cash value units credited with respect to each purchase payment is determined by:

    - dividing the initial annuity payment amount attributable to the purchase payment by

    - the then current annuity unit value for the Sub-Account on the date the purchase payment is credited.

The net amount of each purchase payment, after deductions, will be applied to purchase an additional initial annuity payment amount at least as great as that determined by using the guaranteed annuity payment purchase rate table for new purchase payments included in the contract. When a purchase payment is made, if we are using a more favorable table of annuity payment purchase rates for new purchase payments, we will use that table instead.

The number of annuity and cash value units determined shall not be changed by any subsequent change in the value of a unit, but the value of a unit will vary from valuation date to valuation date to reflect the investment experience of the Sub-Account.

We will determine the value of annuity units on each day on which the Portfolio of the Fund is valued.

Cash value units will be credited for each purchase payment in a number equal to the number of annuity units credited for each respective purchase payment.

2. Total Annuity Value of the Contract

The total annuity value of the contract at any time is the present value of the future annuity payments expected to be made under the contract. The total annuity value represents your total interest in the Separate Account.

When the annuitant is alive, the total annuity value is equal to:

    - the sum of the number of cash value units, multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract,

    - plus the number of annuity units in excess of the number of cash value units,

    -  multiplied by the annuity unit value,

    - multiplied by the appropriate factor from the total annuity value factor table(s) included in the contract.

After the annuitant's death, if the beneficiary elects to continue annuity payments for the remainder of the cash value period, the total annuity value will be equal to the cash value at all times during the cash value period.

(SIDEBAR)
The contract may be surrendered before annuity payments begin.
This immediate annuity allows cash withdrawals during the cash value period. (END SIDEBAR)

3. Value of the Annuity Unit

The value of an annuity unit for the Sub-Account is determined on each valuation date by using the product of:

    -  the value of an annuity unit on the preceding valuation date,

    - the net investment factor for the Sub-Account for the valuation period ending on the current valuation date, and

    - a daily factor (.999879) which adjusts the value for the effect in the valuation period of the 4.5% annual assumed interest rate that has already been built into each contract's total annuity value, cash value and annuity payment calculations.

4. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a Sub-Account from one valuation period to the next. For the Sub-Account, the net investment factor for a valuation period is the gross investment rate for the valuation period, less a deduction for the mortality and expense risk charges and the administrative charge at the current rate of 0.95% per annum.

The gross investment rate is equal to:

    - the net asset value of a Portfolio share determined at the end of the current valuation period, plus

    - the per share amount of any dividend or capital gain distribution by the Portfolio, if the "ex-dividend" date occurs during the current valuation period, divided by

    - the net asset value of a Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Withdrawals and Surrender

Withdrawals are not allowed prior to the "cash value period" which begins when annuity payments begin. At any time during the cash value period of the contract, you may request a withdrawal from the cash value of the contract. Each withdrawal must be in an amount of at least $500. However, if the cash value of the contract is less than that amount, the total of any remaining cash value in the contract must be withdrawn. Other restrictions on withdrawals may be present when the contract is used in conjunction with tax qualified programs. You must make a written request for any withdrawal or surrender. Appendix B contains examples of contract changes when there is a withdrawal.

You may surrender the contract at any time before the annuity payment commencement date. The annuity payment commencement date is the day the first annuity payment is made under the contract and it is the beginning of the cash value period. If you make a surrender request, you will receive the contract's surrender value. The surrender value will be determined on the valuation date coincident with or next following the day your written request is received at our home office.

Withdrawal or surrender proceeds will be paid in a single sum within seven days of our receipt of your written request.

(a) Determination of Surrender Value

The surrender value of a contract is the total annuity value of the contract as of the date of surrender plus the amounts deducted from your purchase payments for sales charges, risk charges and state premium taxes where applicable. As this surrender value is available only until the time the first annuity payment is made under the contract, this provision has the effect of providing a return of your contract's charges, the net purchase payments, plus or minus investment gains or losses and less Separate Account charges, up until the time of that payment. The maximum period of deferral is 12 months after the Contract Date. This provision offers a benefit which is limited.

(b) Determination of Cash Value

The cash value of the contract is not guaranteed. The cash value decreases as annuity payments are made, but also increases or decreases based on the performance of the Sub-Account of the Separate Account given by the relative change in the annuity unit value.

A withdrawal of all or a portion of the cash value of the contract, subject to the dollar limitations described above, may be made during the "cash value period" of the contract. The amount of the cash value available for withdrawal is equal to: (a) multiplied by (b) multiplied by (c), where (a) is the number of cash value units credited to the contract, (b) is the current annuity unit value and (c) is the appropriate cash value factor set forth in a table in the contract. The cash value period begins at the annuity payment commencement date of the contract and runs for a period approximately equal to the annuitant's life expectancy at the time the contract is issued. The number of cash value units and the cash value period are shown on page one of your contract. We will send you a new page one if you make subsequent purchase payments or withdrawals. This will inform you of the number of cash value units remaining in your contract.

The number of cash value units credited under a contract depends on your purchase payments and cash value withdrawals. On the issue date of the contract the number of cash value units will be equal to the number of annuity units credited to the contract. Normally, withdrawals will reduce both the number of cash value units and the number of annuity units but at different rates, so that after a withdrawal the number of cash value units will no longer equal the number of annuity units.

(SIDEBAR)
This is how we calculate your new annuity payment after a withdrawal.
This immediate annuity will always pay an annuity benefit, even if you withdraw all available cash value.
(END SIDEBAR)

(c) Effect of Withdrawals on Cash Value

A withdrawal during the cash value period reduces the number of cash value units of the contract. The new number of cash value units after a withdrawal is equal to:

    -  the number of cash value units just prior to the withdrawal,

    -  multiplied by the cash value prior to withdrawal,

    - less the cash value withdrawn, divided by the cash value prior to withdrawal.

Cash value units are reduced on a last in, first out basis. Therefore, if you make additional purchase payments to the contract after its issue, the value of the cash value units attributable to those payments will be valued and cashed out as withdrawals first, running backwards in time until we reach the values attributable to the initial purchase payment.

(d) Annuity Payment Determinations after Withdrawals

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of those payments. The new number of annuity units following a cash value withdrawal will depend on whether or not the annuitant is alive at the time the cash value withdrawal is made. If the annuitant is not alive, in other words if the withdrawal is made by the beneficiary as part of the death benefit, the new number of annuity units will equal the number of cash value units following the withdrawal. At the death of the annuitant, the number of annuity units is adjusted, if necessary, to equal the then number of cash value units, and this equivalency is continued through any subsequent cash value withdrawals.

If the annuitant is alive at the time of the withdrawal, the adjustment of subsequent annuity payments that occurs after a withdrawal is designed to produce a new level of annuity payments -- assuming a rate of return exactly equal to 4.5% -- over the remaining lifetime of the contract, including the period after the end of the cash value period. After such a withdrawal, there will be less cash value to support benefit payments during the cash value period, so that the level of annuity payments before the withdrawal cannot be maintained during the cash value period. In order to levelize payments -- again, based on the assumption of a 4.5% return -- both before and after the end of the cash value period, it is necessary to "redistribute" annuity payments, reducing payments after the end of the cash value period and using the portion of the excess reserves attributable to the reduction to increase payments during the cash value period above the level that could be supported by the remaining cash value alone to the level payable after the cash value period. (As a result, even if all of a contract's cash value is withdrawn, annuity payments will continue to be made, although at a considerably reduced level.)

(SIDEBAR)
You can cancel your contract within 10 days of receiving it and we will refund you the greater of your accumulation value or your purchase payments.
(END SIDEBAR)

If the annuitant is alive at the time of the withdrawal, annuity payments after a withdrawal are determined as follows. When a withdrawal occurs, the total annuity value of the contract is recomputed by adding the sum of the new cash value immediately after the withdrawal and the contract's excess reserves. The new total annuity value is then converted into a new "initial annuity payment amount," based on tables set forth in the contract, and the new initial annuity payment amount is in turn converted into annuity units by dividing it by the annuity unit value on the date of the withdrawal. The tables are actuarially computed to produce a level annuity payment for the remaining lifetime of the contract based on an interest rate of 4.5% and the mortality rates originally applied to purchase payments received under the contract using its specified table. When a cash value withdrawal is made, we will inform you of the new number of annuity units by sending you a new page one for your contract.

Redistribution of annuity payments after withdrawals do not adjust redistributions made in connection with prior withdrawals. Despite redistributions, the original mortality guarantees associated with each purchase payment are preserved.

While annuity payments will be reduced as a result of cash value withdrawals, so long as the annuitant is alive, annuity payments will never be eliminated by cash value withdrawals even if all available cash value is completely withdrawn. Some level of annuity benefit, under the option elected, will always be payable. Also, a new guaranteed annuity amount will always be in effect after cash withdrawals. While a new initial annuity payment amount is determined after a cash withdrawal, additional cash values are not created.

2. Right of Cancellation

You should read the contract carefully when you receive it. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of your intention to cancel. If the contract is canceled and returned, we will refund to you the greater of:

    - the total annuity value of the contract attributable to your purchase payments, plus the amounts deducted from your purchase payments, or

    -  the amount of purchase payments paid under this contract.

In some states, the free look period may be longer than ten days. These rights are subject to change and may vary among the states.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.

For more information on your contract, you may contact us at 1-800-362-3141. In addition, you may be able to contact us via Internet e-mail through our web site. Please remember that an e-mail is not a valid substitute for a written request that requires your signature.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

VOTING RIGHTS

We will vote fund shares held in the Separate Account at the regular and special meetings of the Fund. We will vote shares attributable to contracts in accordance with instructions received from the annuitant or annuitants or, during the surrender period of the contract, from the owner, if different from the annuitants. In the event no instructions are received from the person or persons entitled to direct such a vote, we will vote shares attributable to that contract in the same proportion as shares of the Portfolio held by the Sub-Account for which instructions have been received. If, however, the 1940 Act, any interpretations of that Act or the regulations under it should change so that we may be allowed to vote shares in our own right, then we may elect to do so.

The number of votes will be determined by dividing the total annuity value for each contract allocated to the Sub-Account by the net asset value per share of the underlying Fund shares held by that Sub-Account. The votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We will notify each person entitled to vote of a Fund shareholders' meeting if the shares held for his or her contract may be voted at that meeting. We will also provide proxy materials and a form of instruction to facilitate provision of voting instructions.

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis ("Nonqualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a contract on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Separate Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on any investment income received by the Separate Account or on capital gains arising from the Separate Account's activities. The Separate Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in
Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the contract to be treated as a variable contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The Separate Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Fund or its investments. Nonetheless, we believe that the Portfolio of the Fund in which the Separate Account owns shares will be operated in compliance with the requirements prescribed by the Treasury. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Separate Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as the owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis of the contract. Amounts withdrawn upon a partial surrender from a variable annuity contract that is not part of a qualified program are generally treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a contract because of the death of an owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

    -  where the taxpayer is 59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability,

    -  where payment is made by reason of the death of an owner, and

    -  in certain other circumstances.

The Code also provides an exception to the 10% additional tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), being made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change in taxation is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits,

    -  distributions prior to age 59 1/2 (subject to certain exceptions),

    - distributions that do not conform to specified minimum distribution rules, and

    -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the annuity. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult legal counsel and a tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally require the holder to report all of the deferred income under the contract. The IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Section 401(a), 403(b) and 457, the Code requires that distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant)
(i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under
Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more,

    -  a required minimum distribution,

    -  a hardship distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to the Sub-Account. Performance data will consist of average annual total return quotations for recent one-year, five-year and ten-year periods. Performance data may also include cumulative total return quotations for the period since June 1, 1987, or average annual total return quotations for periods other than as described above. Performance figures are based on historical performance information on the assumption that the contracts offered by this Prospectus were available for sale on June 1, 1987, when the Sub-Account began operations, and could accumulate value prior to the commencement of annuity payments for periods in excess of one year. The figures are not intended to suggest that such performance will continue in the future.

Average annual total return figures are the average annual compounded rates of return required for an initial investment to equal its total annuity value at the end of the period. The total annuity value will reflect the sales and risk charges deducted from purchase payments as well as all other contract charges. Cumulative total return figures are the percentage changes between the value of an initial investment and its total annuity value at the end of the period. Cumulative total return figures will not reflect the deduction of any amounts from purchase payments. Cumulative total return figures will always be accompanied by average annual total return figures. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The Table of Contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A
TAXATION OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA may be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

                                                                        PAGE A-1

SIMPLE IRAS

Beginning January 1, 1997, certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, contingent deferred sales charge and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if:

    -  the annuity owner has reached age 59 1/2,

    -  the distribution is paid to a beneficiary after the owner's death,

    -  the annuity owner becomes disabled, or

    - the distribution will be used for a first time home purchase and does not exceed $10,000.

Nonqualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a nonqualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth and other types of IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With PAGE A-2 respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a
Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        PAGE A-3

APPENDIX B
COMPUTATION AND EXAMPLES OF WITHDRAWALS

A cash value withdrawal will affect future annuity payments by reducing the number of annuity units, the basis for determining the amount of such payments. If the annuitant is alive at the time of the withdrawal, the new number of annuity units is determined by first computing a new initial annuity payment amount and then dividing that amount by the annuity unit value at the time of the withdrawal.

IF NO PRIOR WITHDRAWALS

If no prior cash withdrawals have been made, the new initial annuity payment amount is the sum of:

    (i) the product of the number of cash value units after the withdrawal multiplied by the current annuity unit value, and

    (ii)  the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is the excess of the total annuity value over the cash value immediately prior to the withdrawal,

         (b) is the ratio of the cash value withdrawn over the cash value prior to the withdrawal, and

         (c) is the applicable annuity purchase rate set forth in the contract in the table captioned "Total Annuity Value Factors and Annuity Payment Purchase Rates Applicable at a Cash Value Withdrawal while the Annuitant is Alive" ("Table I").

In the above computation "(i)" reflects the portion of the new initial annuity payment amount supported by the reserves attributable to the cash value of the contract, and "(ii)" reflects the portion of the new initial annuity payment amount supported by the annuity reserves in excess of the cash value. The excess reserves, "(ii) (a)," are multiplied by the proportionate reduction in the cash value, "(ii) (b)," to determine the portion of the excess reserves that are to be redistributed, and the redistribution is effected by dividing the portion so determined by 1000 and multiplying the result by the appropriate annuity purchase rate.

An example of the withdrawal calculation may serve as a useful illustration. Assume a contract issued to a woman in 1995, age 60, for an initial purchase payment of $100,000. Assume further that the net Sub-Account performance matches the assumed interest rate of 4.5% so that we need not consider the variation in annuity payments as a result of fluctuations in investment performance. Assume also that the annuity unit value is and remains $1.00. At the time of issue of the contract, the initial annuity payment amount, if paid as a life annuity, will be $460.99, and the number of annuity units and cash value units will be
460.9900. The guaranteed minimum annuity payment amount is $391.84 (85% X $460.99).

Assume that at year five, the contract owner makes a withdrawal of 60% of the cash value. Immediately prior to the withdrawal, the contract has a total annuity value of $85,594, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract applicable to cash value units in Table I, 185.6737. The total annuity reserves amount is $85,594. The cash value of the contract immediately prior to the withdrawal is $70,890, which is determined by multiplying the current annuity payment amount, $460.99, by the appropriate factor set forth in the contract in the table captioned "Cash Value Factors." ("Table II"), 153.7783. $70,890 is the amount of the annuity reserves attributable to the cash value of the contract. The cash value after the withdrawal is $28,356 ($70,890 - $42,534 (60% X $70,890)), and the new number of cash value units is 184.3960 (460.9900 X ($28,356/$70,890)).

PAGE B-1

The new initial annuity payment amount is $235.19, the sum of:

    (i) $184.40, the product of the number of cash value units after the withdrawal (184.3960) multiplied by the annuity unit value ($1.00), and

    (ii)  $50.79, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a) is $14,704, the excess of the total annuity value ($85,594) over the cash value ($70,890) immediately prior to the withdrawal,

         (b) is .6, the ratio of the cash value withdrawn ($42,534) over the cash value prior to the withdrawal ($70,890), and

         (c) is 5.7568, the applicable annuity purchase rate set forth in the contract in Table I.

The new guaranteed minimum annuity payment amount after the withdrawal is $199.91 ($391.84 X (235.1900/460.9900)).

IF PRIOR WITHDRAWALS

Where prior withdrawals have been made, the above formula is adjusted in the manner shown in the following example. Assume that after the withdrawal of 60% of the cash value in the contract described above the owner withdraws 75% of the remaining cash value at year 15.

Immediately prior to the transaction the contract has a total annuity value of $32,003. This is determined by multiplying the two components of the current annuity payment amount $184.40 -- the portion attributable to the cash value reserves, and $50.79 -- the portion attributable to the annuity reserves in excess of the cash value, by the appropriate factors set forth in the contract applicable to cash value units and annuity units in excess of cash value units, respectively, in Table I, namely, 137.7353 and 130.0297 ($32,003 = ($184.40 X
137.7353) + ($50.79 X 130.0297)). The cash value of the contract immediately prior to the withdrawal is $16,289, which is determined by multiplying the portion of the current annuity payment amount attributable to the cash value, $184.40, by the appropriate factor set forth in the contract in Table II,
88.3373 ($16,289 = $184.40 X 88.3373). The cash value after the withdrawal is $4,072 ($16,289 - $12,217 (75% X $16,289)), and the new number of cash value units is 46.0962 (184.3960 X ($4,072/$16,289)).

The new initial annuity payment amount is $149.44, the sum of:

    (i) $46.10, the product of the number of cash value units after the withdrawal (46.0962) multiplied by the current annuity unit value ($1.00),

    (ii) $50.79, the product of the number of annuity units (235.19) minus the number of cash value units (184.40), each prior to the withdrawal, multiplied by the current annuity unit value ($1.00), and

    (iii)  $52.55, the product of ([(a) X (b)]/1000) multiplied by (c), where

         (a)  is $9110, which is

              (A) $15,714, the excess of the total annuity value ($32,003) over the cash value ($16,289) immediately prior to the withdrawal, minus

                                                                        PAGE B-2

              (B) $6,604, the value is (ii) above ($50.79) multiplied by the appropriate factor as of the withdrawal date applicable to annuity units in excess of cash value units set forth in the contract in Table I (130.0297),

         (b) is .75, the ratio of the cash value withdrawn ($12,217) over the cash value prior to the withdrawal ($16,289), and

         (c) is 7.6905, the applicable annuity purchase rate set forth in the contract in Table I.

The new initial annuity payment amount has a new guaranteed minimum annuity payment amount associated with it of $127.02 ($199.91 X 149.4400/235.1900).

PAGE B-3

APPENDIX C

      ADJUSTABLE INCOME ANNUITY DISCLOSURE "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1943  SEX: Female               COMMENCEMENT DATE: 04/01/2003
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/11/2003

AGE  Your age at nearest birthday.

GUARANTEED INCOME The guaranteed income column represents the minimum annuity payment you will receive. This amount will be adjusted for additional purchase payments made to the contract or cash value withdrawals taken from the contract.

PROJECTED INCOME The variable annuity income amount shown assumes a constant annual investment return. 4.5% is the assumed interest rate used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.5% interest rate and the net investment performance of the Advantus Index 500* sub-account. Actual value of the contract will fluctuate depending on the performance of the underlying sub-account.

CUMULATIVE INCOME The cumulative income amount shown represents the sum of the projected income payments on an annual basis.

TOTAL ANNUITY VALUE The total annuity value at issue is the net amount credited to your account after deduction of all front end charges. Thereafter, the total annuity value changes based on fund performance, annuity payments made, and subsequent purchase payments or withdrawals. The total annuity value includes the cash value plus an amount intended to fund annuity payments for the remainder of your life after the cash value period has ended.

CASH VALUE The cash value is the dollar amount available for withdrawal under this contract at a given point in time. Access to the cash value is available during the cash value period -- a time period from the first annuity payment date to your life expectancy as determined at issue. It is important to note that withdrawals of cash value will reduce the amount of the minimum guaranteed payment.

                  PAGE 1 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
                                                                        PAGE C-1

ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE The annual variable exclusion amount is based on a cost basis of $100,000.00 and represents the amount of variable payments that are excluded from taxation in each calendar year. This annual amount is prorated in the first calendar year and may be recalculated in any year where the total value of the annuity payments is less than the exclusion amount. Exclusion calculations apply only until the cost basis is returned, thereafter, all payments are fully taxable. This calculation does not include future contributions or withdrawals.

OTHER Deductions from your purchase payments are made for sales charges, risk charges and state premium taxes where applicable. Sales charges are based on your total cumulative purchase payments (see prospectus for schedule). A risk charge is deducted for Minnesota Life's guarantee of a minimum annuity payment amount. This charge is 1.25% of each purchase payment.

Net rates of return reflect expenses totaling 1.38%, which consist of the .95% Variable Annuity Account mortality and expense risk charge and administrative charge, and .43% for the Advantus Index 500 Portfolio management fee and other expenses. Under the terms of the contract, the maximum possible charge for mortality and expense risk and the administrative charge would be 1.80%.

Minnesota Life variable immediate annuities are available through registered representatives of Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by a current prospectus for the Variable Annuity Account and for the Advantus Series
Fund, Inc.

* "Standard & Poor's-Registered Trademark-", "S & P-Registered Trademark-",
"S & P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Advantus Series Fund, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

                        MINNESOTA LIFE INSURANCE COMPANY
                             WWW.MINNESOTALIFE.COM
    VARIABLE PRODUCTS ARE DISTRIBUTED BY SECURIAN FINANCIAL SERVICES, INC.,
      SECURITIES DEALER, MEMBER NASD/SIPC, REGISTERED INVESTMENT ADVISOR.
        400 ROBERT STREET NORTH, ST. PAUL, MN 55101-2098, 1.888.237.1838

                  PAGE 2 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
PAGE C-2

     ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1943  SEX: Female               COMMENCEMENT DATE: 04/01/2003
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/11/2003

                                           0.00% GROSS RATE OF RETURN (-1.38% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2003...      1       60      410        482           482       93,769       85,404
Apr 01, 2004...      2       61      410        455         6,089       86,940       78,653
Apr 01, 2005...      3       62      410        429        11,381       80,522       72,310
Apr 01, 2006...      4       63      410        410        16,382       74,493       66,350
Apr 01, 2007...      5       64      410        410        21,300       68,831       60,752
Apr 01, 2009...      7       66      410        410        31,134       58,525       50,557
Apr 01, 2011...      9       68      410        410        40,969       49,460       41,577
Apr 01, 2013...     11       70      410        410        50,803       41,497       33,671
Apr 01, 2015...     13       72      410        410        60,638       34,526       26,724
Apr 01, 2017...     15       74      410        410        70,472       28,448       20,625
Apr 01, 2019...     17       76      410        410        80,307       23,187       15,280
Apr 01, 2020...     18       77      410        410        85,224       20,842       12,864
Apr 01, 2021...     19       78      410        410        90,141       18,679       10,605
Apr 01, 2022...     20       79      410        410        95,058       16,693        8,495
Apr 01, 2023...     21       80      410        410        99,976       14,879        6,523
Apr 01, 2024...     22       81      410        410       104,893       13,235        4,684
Apr 01, 2025...     23       82      410        410       109,810       11,761        2,968
Apr 01, 2026...     24       83      410        410       114,727       10,460        1,369
Apr 01, 2027...     25       84      410        410       119,645        9,336            0
Apr 01, 2028...     26       85      410        410       124,562        8,349            0
Apr 01, 2029...     27       86      410        410       129,479        7,458            0
Apr 01, 2030...     28       87      410        410       134,396        6,656            0
Apr 01, 2031...     29       88      410        410       139,313        5,938            0
Apr 01, 2032...     30       89      410        410       144,231        5,296            0
Apr 01, 2033...     31       90      410        410       149,148        4,725            0
Apr 01, 2034...     32       91      410        410       154,065        4,218            0
Apr 01, 2035...     33       92      410        410       158,982        3,768            0
Apr 01, 2036...     34       93      410        410       163,900        3,369            0
Apr 01, 2037...     35       94      410        410       168,817        3,014            0
Apr 01, 2038...     36       95      410        410       173,734        2,698            0
Apr 01, 2039...     37       96      410        410       178,651        2,416            0
Apr 01, 2040...     38       97      410        410       183,569        2,162            0
Apr 01, 2041...     39       98      410        410       188,486        1,931            0
Apr 01, 2042...     40       99      410        410       193,403        1,719            0
Apr 01, 2043...     41      100      410        410       198,320        1,525            0

**The exclusion amount does not assume future contributions or withdrawals.

                  PAGE 3 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
                                                                        PAGE C-3

     ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1943  SEX: Female               COMMENCEMENT DATE: 04/01/2003
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/11/2003

                                            5.88% GROSS RATE OF RETURN (4.50% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2003...      1       60      410        482           482       93,769       85,404
Apr 01, 2004...      2       61      410        482         6,267       92,124       83,344
Apr 01, 2005...      3       62      410        482        12,052       90,412       81,191
Apr 01, 2006...      4       63      410        482        17,837       88,629       78,941
Apr 01, 2007...      5       64      410        482        23,622       86,775       76,590
Apr 01, 2009...      7       66      410        482        35,192       82,846       71,566
Apr 01, 2011...      9       68      410        482        46,762       78,609       66,080
Apr 01, 2013...     11       70      410        482        58,332       74,054       60,088
Apr 01, 2015...     13       72      410        482        69,902       69,178       53,546
Apr 01, 2017...     15       74      410        482        81,472       64,002       46,401
Apr 01, 2019...     17       76      410        482        93,041       58,572       38,599
Apr 01, 2020...     18       77      410        482        98,826       55,788       34,432
Apr 01, 2021...     19       78      410        482       104,611       52,979       30,078
Apr 01, 2022...     20       79      410        482       110,396       50,167       25,529
Apr 01, 2023...     21       80      410        482       116,181       47,382       20,774
Apr 01, 2024...     22       81      410        482       121,966       44,661       15,806
Apr 01, 2025...     23       82      410        482       127,751       42,055       10,614
Apr 01, 2026...     24       83      410        482       133,536       39,633        5,188
Apr 01, 2027...     25       84      410        482       139,321       37,483            0
Apr 01, 2028...     26       85      410        482       145,106       35,521            0
Apr 01, 2029...     27       86      410        482       150,891       33,623            0
Apr 01, 2030...     28       87      410        482       156,676       31,799            0
Apr 01, 2031...     29       88      410        482       162,461       30,058            0
Apr 01, 2032...     30       89      410        482       168,246       28,409            0
Apr 01, 2033...     31       90      410        482       174,031       26,857            0
Apr 01, 2034...     32       91      410        482       179,816       25,403            0
Apr 01, 2035...     33       92      410        482       185,601       24,046            0
Apr 01, 2036...     34       93      410        482       191,386       22,779            0
Apr 01, 2037...     35       94      410        482       197,171       21,596            0
Apr 01, 2038...     36       95      410        482       202,956       20,486            0
Apr 01, 2039...     37       96      410        482       208,741       19,436            0
Apr 01, 2040...     38       97      410        482       214,526       18,428            0
Apr 01, 2041...     39       98      410        482       220,311       17,440            0
Apr 01, 2042...     40       99      410        482       226,096       16,456            0
Apr 01, 2043...     41      100      410        482       231,880       15,468            0

**The exclusion amount does not assume future contributions or withdrawals.

                  PAGE 4 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
PAGE C-4

     ADJUSTABLE INCOME ANNUITY ILLUSTRATION "A VARIABLE IMMEDIATE ANNUITY"

PREPARED FOR: Jane M. Doe                            ANNUITIZATION OPTION: Single Life
DATE OF BIRTH: 05/01/1943  SEX: Female               COMMENCEMENT DATE: 04/01/2003
STATE: MN                                            INCOME FREQUENCY: Monthly
SINGLE PAYMENT RECEIVED: $100,000                    INITIAL PERIODIC INCOME: $482.08
FUNDS: Non-Qualified                                 GUARANTEED MINIMUM INCOME AT ISSUE: $409.77
LIFE EXPECTANCY: 24.2 (IRS)                          **ESTIMATED ANNUAL EXCLUSION AMOUNT AT ISSUE:
PREPARED BY: MN Life                                   $3,471
QUOTATION DATE: 03/11/2003

                                           10.00% GROSS RATE OF RETURN (8.62% NET)
                                 ------------------------------------------------------------
                 BEGINNING       GUARANTEED  PROJECTED  CUMULATIVE  TOTAL ANNUITY
DATE              OF YEAR   AGE    INCOME     INCOME      INCOME        VALUE      CASH VALUE
----             ---------  ---  ----------  ---------  ----------  -------------  ----------
Apr 01, 2003...      1       60      410         482          482       93,769       85,404
Apr 01, 2004...      2       61      410         501        6,390       95,757       86,630
Apr 01, 2005...      3       62      410         521       12,531       97,683       87,720
Apr 01, 2006...      4       63      410         541       18,913       99,531       88,652
Apr 01, 2007...      5       64      410         563       25,548      101,291       89,402
Apr 01, 2009...      7       66      410         608       39,612      104,480       90,255
Apr 01, 2011...      9       68      410         657       54,807      107,107       90,036
Apr 01, 2013...     11       70      410         710       71,223      109,015       88,456
Apr 01, 2015...     13       72      410         767       88,960      110,026       85,162
Apr 01, 2017...     15       74      410         828      108,122      109,977       79,733
Apr 01, 2019...     17       76      410         895      128,826      108,739       71,659
Apr 01, 2020...     18       77      410         930      139,793      107,655       66,445
Apr 01, 2021...     19       78      410         967      151,194      106,266       60,332
Apr 01, 2022...     20       79      410       1,005      163,043      104,593       53,224
Apr 01, 2023...     21       80      410       1,045      175,360      102,680       45,019
Apr 01, 2024...     22       81      410       1,086      188,163      100,600       35,603
Apr 01, 2025...     23       82      410       1,129      201,470       98,466       24,850
Apr 01, 2026...     24       83      410       1,173      215,302       96,453       12,625
Apr 01, 2027...     25       84      410       1,219      229,679       94,817            0
Apr 01, 2028...     26       85      410       1,268      244,623       93,396            0
Apr 01, 2029...     27       86      410       1,318      260,157       91,891            0
Apr 01, 2030...     28       87      410       1,369      276,302       90,333            0
Apr 01, 2031...     29       88      410       1,423      293,084       88,753            0
Apr 01, 2032...     30       89      410       1,480      310,528       87,191            0
Apr 01, 2033...     31       90      410       1,538      328,660       85,677            0
Apr 01, 2034...     32       91      410       1,599      347,506       84,234            0
Apr 01, 2035...     33       92      410       1,662      367,096       82,876            0
Apr 01, 2036...     34       93      410       1,727      387,458       81,607            0
Apr 01, 2037...     35       94      410       1,795      408,622       80,419            0
Apr 01, 2038...     36       95      410       1,866      430,621       79,293            0
Apr 01, 2039...     37       96      410       1,939      453,488       78,194            0
Apr 01, 2040...     38       97      410       2,016      477,256       77,064            0
Apr 01, 2041...     39       98      410       2,095      501,961       75,807            0
Apr 01, 2042...     40       99      410       2,178      527,640       74,350            0
Apr 01, 2043...     41      100      410       2,264      554,331       72,638            0

**The exclusion amount does not assume future contributions or withdrawals.

                  PAGE 5 OF 5 -- NOT VALID WITHOUT ALL PAGES.

           THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT
                      A REPRESENTATION OF FUTURE RESULTS.
                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.
                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY
                                                                        PAGE C-5

                             Variable Annuity Account

                         Minnesota Life Insurance Company
                              ("Minnesota Life")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   1-800-362-3141

                       Statement of Additional Information

The date of this document and the Prospectus is:  May 1, 2003

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Separate Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141, or writing to us at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACTS

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial Services, Inc. and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., serves as the investment adviser for Variable Annuity Account. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The amounts paid by Minnesota Life to the underwriter for 2002, 2001, and 2000 were $10,463,691, $11,309,746 and $16,138,258 for payments to associated dealers on the sale of variable annuity contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services the underwriter receives a fee of .25% of the average daily net assets of the Index 500 Portfolio of the Fund. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

PERFORMANCE DATA

TOTAL RETURN FIGURES FOR THE SUB-ACCOUNT

Average annual total return figures for one-year, five-year and ten-year periods are presented. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $10,000 to equal the total annuity value of that same investment at the end of the period. The total annuity value will reflect the deduction of the sales and risk charges applicable to the contract. The average annual total return figures published by the Variable Annuity Account will reflect
Minnesota Life's voluntary absorption of certain Fund expenses. For the period from to December 31, 1987 to May 1, 2000, Minnesota Life voluntarily absorbed the fees and expenses that exceeded .55% of the daily net assets of the Index 500 Portfolio. After May 1, 2000, Advantus Capital has agreed to voluntarily absorb fees and expenses of the Index 500 Portfolio on the same basis. There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Account, in connection with the contract described in the Prospectus, for the specified periods ended
December 31, 2002 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or Advantus Capital not absorbed Fund expenses as described above. These figures also assume that the contracts described herein were issued when the underlying Portfolio first became available to the Variable Annuity Account.

                          Year Ended          Five Years          Ten Years
                           12/31/02         Ended 12/31/02     Ended 12/31/02
                         ------------      -----------------    ---------------
Index 500 Sub-Account  (-27.52%) -27.52%   (-3.10)   -3.10    (7.10%)   7.10%
                        ------    ------   -------   ------    ------   ------

                                    AUDITORS

The financial statements of the Variable Annuity Account and the consolidated financial statements of Minnesota Life included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2002 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards 2001.

                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contracts. Statements contained in this Statement of Additional Information as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Minnesota Life Insurance Company and Contract
  Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, AIM Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2002, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, AIM Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Segregated Sub-Accounts of Variable Annuity Account at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota
March 7, 2003

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      -----------------------------------------------------------
                                                                                                         MONEY          ASSET
                                                                         GROWTH           BOND           MARKET       ALLOCATION
                                                                      ------------     -----------     ----------     -----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 83,722,483 shares at net asset value of $1.17
       per share (cost $179,634,509)...............................   $ 97,971,489               -              -               -
   Bond Portfolio, 115,395,030 shares at net asset value of $1.30
       per share (cost $141,914,787)...............................              -     150,280,208              -               -
   Money Market Portfolio, 65,764,181 shares at net asset value of
       $1.00 per share (cost $65,764,181)..........................              -               -     65,764,181               -
   Asset Allocation Portfolio, 183,351,284 shares at net asset
       value of $1.32 per share (cost $329,815,383)................              -               -              -     242,627,878
   Mortgage Securities Portfolio, 128,637,884 shares at net asset
       value of $1.29 per share (cost $154,580,571)................              -               -              -               -
   Index 500 Portfolio, 71,736,022 shares at net asset value of
       $2.70 per share (cost $229,247,015).........................              -               -              -               -
   Capital Appreciation Portfolio, 76,482,717 shares at net asset
       value of $1.09 per share (cost $171,745,788)................              -               -              -               -
                                                                      ------------     -----------     ----------     -----------
                                                                        97,971,489     150,280,208     65,764,181     242,627,878

Receivable for investments sold ...................................         67,054          39,850        362,515          25,168
Receivable from Minnesota Life for contract purchase payments......         40,031          27,747        395,582          32,744
                                                                      ------------     -----------     ----------     -----------
               Total assets .......................................     98,078,574     150,347,805     66,522,278     242,685,790
                                                                      ------------     -----------     ----------     -----------

                           LIABILITIES

Payable for investments purchased .................................         40,031          27,747        395,582          32,744
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges......................         67,054          39,850        362,515          25,168
                                                                      ------------     -----------     ----------     -----------
               Total liabilities ..................................        107,085          67,597        758,097          57,912
                                                                      ------------     -----------     ----------     -----------
               Net assets applicable to annuity contract owners....   $ 97,971,489     150,280,208     65,764,181     242,627,878
                                                                      ============     ===========     ==========     ===========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)..   $ 83,090,774     112,400,625     44,099,953     216,069,815
Contracts in accumulation period (MultiOption Classic/Achiever)....      9,877,320      29,806,212     19,396,284      17,236,225
Contracts in accumulation period (MegAnnuity)......................      3,826,359       4,844,956      2,169,884       4,882,197
Contracts in annuity payment period (MultiOption Flex/Single/Select)
   (note 2)........................................................      1,031,726       1,545,364         70,163       4,024,709
Contracts in annuity payment period (MultiOption Classic/Achiever)
   (note 2)........................................................        103,830       1,653,050         27,897          83,526
Contracts in annuity payment period (Megannuity) (note 2)..........         41,480          30,001              -         331,406
Contracts in annuity payment period (Adjustable Income Annuity)
   (note 2)........................................................              -               -              -               -
                                                                      ------------     -----------     ----------     -----------
               Total contract owners' equity ......................   $ 97,971,489     150,280,208     65,764,181     242,627,878
                                                                      ============     ===========     ==========     ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT)...     29,733,041      37,230,407     23,520,577      71,248,366
                                                                      ============     ===========     ==========     ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)......     20,141,737      23,681,107     17,966,326      23,231,443
                                                                      ============     ===========     ==========     ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)........................      1,657,162       1,509,934      1,050,180       1,646,647
                                                                      ============     ===========     ==========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
   SELECT).........................................................   $       2.79            3.02           1.87            3.03
                                                                      ============     ===========     ==========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/
   ACHIEVER).......................................................   $       0.49            1.26           1.08            0.74
                                                                      ============     ===========     ==========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).................   $       2.31            3.21           2.07            2.96
                                                                      ============     ===========     ==========     ===========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                      -------------------------------------------
                                                                       MORTGAGE          INDEX         CAPITAL
                                                                      SECURITIES          500        APPRECIATION
                                                                      -----------     -----------    ------------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 83,722,483 shares at net asset value of $1.17
       per share (cost $179,634,509)...............................             -               -              -
   Bond Portfolio, 115,395,030 shares at net asset value of $1.30
       per share (cost $141,914,787)...............................             -               -              -
   Money Market Portfolio, 65,764,181 shares at net asset value of
       $1.00 per share (cost $65,764,181)..........................             -               -              -
   Asset Allocation Portfolio, 183,351,284 shares at net asset
       value of $1.32 per share (cost $329,815,383)................             -               -              -
   Mortgage Securities Portfolio, 128,637,884 shares at net asset
       value of $1.29 per share (cost $154,580,571)................   165,669,052               -              -
   Index 500 Portfolio, 71,736,022 shares at net asset value of
       $2.70 per share (cost $229,247,015).........................             -     193,497,967              -
   Capital Appreciation Portfolio, 76,482,717 shares at net asset
       value of $1.09 per share (cost $171,745,788)................             -               -     83,670,177
                                                                      -----------     -----------     ----------
                                                                      165,669,052     193,497,967     83,670,177

Receivable for investments sold ...................................        49,763         101,741         59,424
Receivable from Minnesota Life for contract purchase payments......        90,649          59,156         39,774
                                                                      -----------     -----------     ----------
               Total assets .......................................   165,809,464     193,658,864     83,769,375
                                                                      -----------     -----------     ----------

                           LIABILITIES

Payable for investments purchased .................................        90,649          59,156         39,774
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges......................        49,763         101,741         59,424
                                                                      -----------     -----------     ----------
               Total liabilities ..................................       140,412         160,897         99,198
                                                                      -----------     -----------     ----------
               Net assets applicable to annuity contract owners....   165,669,052     193,497,967     83,670,177
                                                                      ===========     ===========     ==========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)..   116,758,597     135,482,226     74,842,874
Contracts in accumulation period (MultiOption Classic/Achiever)....    43,708,828      19,017,986      4,386,233
Contracts in accumulation period (MegAnnuity)......................     3,439,267       9,373,053      3,446,538
Contracts in annuity payment period (MultiOption Flex/Single/Select)
   (note 2)........................................................     1,439,026       2,318,150        889,276
Contracts in annuity payment period (MultiOption Classic/Achiever)
   (note 2)........................................................       290,953         386,338         74,152
Contracts in annuity payment period (Megannuity) (note 2)..........        32,381          34,140         31,104
Contracts in annuity payment period (Adjustable Income Annuity)
   (note 2)........................................................             -      26,886,074              -
                                                                      -----------     -----------     ----------
               Total contract owners' equity ......................   165,669,052     193,497,967     83,670,177
                                                                      ===========     ===========     ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT)...    39,498,771      39,859,218     29,108,694
                                                                      ===========     ===========     ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)......    33,981,412      29,546,722      7,763,658
                                                                      ===========     ===========     ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)........................       996,342       2,672,983      1,294,594
                                                                      ===========     ===========     ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
   SELECT).........................................................          2.96            3.40           2.57
                                                                      ===========     ===========     ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/
   ACHIEVER).......................................................          1.29            0.64           0.56
                                                                      ===========     ===========     ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).................          3.45            3.51           2.66
                                                                      ===========     ===========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------
                                                                                                         MATURING
                                                                                             SMALL      GOVERNMENT
                                                                           INTERNATIONAL    COMPANY        BOND
                                                                               STOCK         GROWTH        2002
                                                                           -------------   ----------   ----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 98,210,822 shares at net
    asset value of $1.10 per share (cost $148,247,466)...................  $ 107,934,334            -            -
  Small Company Growth Portfolio, 92,439,607 shares at net
    asset value of $0.66 per share (cost $116,167,579)...................              -   61,064,365            -
  Maturing Government Bond 2002 Portfolio, 0 shares at net
    asset value of $0.00 per share (cost $0).............................              -            -            -
  Maturing Government Bond 2006 Portfolio, 7,739,433 shares
    at net asset value of $1.38 per share (cost $9,446,348)..............              -            -            -
  Maturing Government Bond 2010 Portfolio, 6,201,117 shares
    at net asset value of $1.51 per share (cost $8,389,575)..............              -            -            -
  Value Stock Portfolio, 49,906,477 shares at net asset value
    of $1.25 per share (cost $80,140,424) ...............................              -            -            -
                                                                           -------------   ----------   ----------
                                                                             107,934,334   61,064,365            -

Receivable for investments sold..........................................         42,149       24,887            -
Receivable from Minnesota Life for contract purchase payments............         13,564       18,211            -
                                                                           -------------   ----------   ----------
          Total assets...................................................    107,990,047   61,107,463            -
                                                                           -------------   ----------   ----------

                           LIABILITIES

Payable for investments purchased........................................         13,564       18,211            -
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................         42,149       24,887            -
                                                                           -------------   ----------   ----------
          Total liabilities .............................................         55,713       43,098            -
                                                                           -------------   ----------   ----------
          Net assets applicable to annuity contract owners...............  $ 107,934,334   61,064,365            -
                                                                           =============   ==========   ==========

                    CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........  $  93,551,781   52,253,770            -
Contracts in accumulation period (MultiOption Classic/Achiever)..........      9,673,728    5,864,576            -
Contracts in accumulation period (MegAnnuity)............................      3,043,742    2,023,290            -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................      1,339,896      883,528            -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................        192,509       30,138            -
Contracts in annuity payment period (Megannuity) (note 2) ...............        132,678        9,063            -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................              -            -            -
                                                                           -------------   ----------   ----------
          Total contract owners' equity .................................  $ 107,934,334   61,064,365            -
                                                                           =============   ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........     54,695,784   41,052,342            -
                                                                           =============   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............     12,810,736    8,443,991            -
                                                                           =============   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................      1,611,358   1,459,7035            -
                                                                           =============   ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...  $        1.71         1.27            -
                                                                           =============   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....  $        0.76         0.69            -
                                                                           =============   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................  $        1.89         1.39            -
                                                                           =============   ==========   ==========

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                           ------------------------------------
                                                                            MATURING     MATURING
                                                                           GOVERNMENT   GOVERNMENT
                                                                              BOND         BOND        VALUE
                                                                              2006         2010        STOCK
                                                                           ----------   ----------   ----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 98,210,822 shares at net
    asset value of $1.10 per share (cost $148,247,466)...................           -            -            -
  Small Company Growth Portfolio, 92,439,607 shares at net
    asset value of $0.66 per share (cost $116,167,579)...................           -            -            -
  Maturing Government Bond 2002 Portfolio, 0 shares at net
    asset value of $0.00 per share (cost $0).............................           -            -            -
  Maturing Government Bond 2006 Portfolio, 7,739,433 shares
    at net asset value of $1.38 per share (cost $9,446,348)..............  10,647,700            -            -
  Maturing Government Bond 2010 Portfolio, 6,201,117 shares
    at net asset value of $1.51 per share (cost $8,389,575)..............           -    9,354,207            -
  Value Stock Portfolio, 49,906,477 shares at net asset value
    of $1.25 per share (cost $80,140,424) ...............................           -            -   62,482,210
                                                                           ----------    ---------   ----------
                                                                           10,647,700    9,354,207   62,482,210

Receivable for investments sold..........................................         496          466       10,688
Receivable from Minnesota Life for contract purchase payments............          56          207        6,052
                                                                           ----------    ---------   ----------
          Total assets...................................................  10,648,252    9,354,880   62,498,950
                                                                           ----------    ---------   ----------

                           LIABILITIES

Payable for investments purchased........................................          56          207        6,052
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................         496          466       10,688
                                                                           ----------    ---------   ----------
          Total liabilities .............................................         552          673       16,740
                                                                           ----------    ---------   ----------
          Net assets applicable to annuity contract owners...............  10,647,700    9,354,207   62,482,210
                                                                           ==========    =========   ==========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........   9,036,930    8,004,384   54,762,514
Contracts in accumulation period (MultiOption Classic/Achiever)..........     462,447      873,418    5,238,190
Contracts in accumulation period (MegAnnuity)............................     795,174      150,032    1,545,507
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................     318,146      326,373      877,476
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................           -            -       47,168
Contracts in annuity payment period (Megannuity) (note 2) ...............      35,003            -       11,355
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................           -            -            -
                                                                           ----------    ---------   ----------
          Total contract owners' equity .................................  10,647,700    9,354,207   62,482,210
                                                                           ==========    =========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........   4,647,701    3,781,208   35,990,765
                                                                           ==========    =========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............     344,706      613,153    7,261,909
                                                                           ==========    =========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................     371,760       64,426      923,303
                                                                           ==========    =========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...        1.94         2.12         1.52
                                                                           ==========    =========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....        1.34         1.42         0.72
                                                                           ==========    =========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................        2.14         2.33         1.67
                                                                           ==========    =========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------
                                                                              SMALL
                                                                             COMPANY       GLOBAL      INDEX 400    MACRO-CAP
                                                                              VALUE         BOND        MID-CAP       VALUE
                                                                           ------------   ----------   ----------   ----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 24,621,687 shares at net asset value of
    $1.02 per share (cost $28,604,409)...................................  $ 25,038,865            -            -            -
  Global Bond Portfolio, 42,028,861 shares at net asset value of $1.09
    per share (cost $41,389,040).........................................             -   45,640,738            -            -
  Index Mid-Cap 400 Portfolio, 18,553,990 shares at net asset value of
    $0.96 per share (cost $20,979,422)...................................             -            -   17,849,686            -
  Macro-Cap Value Portfolio, 16,745,857 shares at net asset value of
    $0.70 per share (cost $17,181,344)...................................             -            -            -   11,773,521
  Micro-Cap Growth Portfolio, 16,428,831 shares at net asset value of
    $0.87 per share (cost $28,659,346)...................................             -            -            -            -
  Real Estate Securities Portfolio, 25,409,064 shares at net asset value
    of $1.02 per share (cost $25,058,566)................................             -            -            -            -
Investments in shares of the AIM Variable Insurance Funds:
  Aggressive Growth Fund - Series II, 18,390 shares at net asset value of
    $8.35 per share (cost $155,381)......................................             -            -            -            -
  Balanced Fund - Series II, 19,952 shares at net asset value of $8.73
    per share (cost $179,471)............................................             -            -            -            -
                                                                           ------------   ----------   ----------   ----------
                                                                             25,038,865   45,640,738   17,849,686   11,773,521

Receivable for investments sold..........................................         3,461        6,970       20,814          171
Receivable from Minnesota Life for contract purchase payments............         1,287       91,499        4,521        3,251
                                                                           ------------   ----------   ----------   ----------

          Total assets...................................................    25,043,613   45,739,207   17,875,021   11,776,943
                                                                           ------------   ----------   ----------   ----------

                           LIABILITIES

Payable for investments purchased........................................         1,287       91,499        4,521        3,251
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................         3,461        6,970       20,814          171
                                                                           ------------   ----------   ----------   ----------
          Total liabilities..............................................         4,748       98,469       25,335        3,422
                                                                           ------------   ----------   ----------   ----------

          Net assets applicable to annuity contract owners...............  $ 25,038,865   45,640,738   17,849,686   11,773,521
                                                                           ============   ==========   ==========   ==========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........  $ 15,878,314   35,306,470   12,190,976    8,325,173
Contracts in accumulation period (MultiOption Classic/Achiever)..........     7,676,516    9,542,200    4,810,886    2,879,241
Contracts in accumulation period (MegAnnuity)............................       920,737      497,669      570,339      271,502
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................       297,097      203,448      204,754      149,113
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................       265,554       89,597       72,731      148,492
Contracts in annuity payment period (Megannuity) (note 2)................           647        1,354            -            -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................             -            -            -            -
                                                                           ------------   ----------   ----------   ----------
          Total contract owners' equity..................................  $ 25,038,865   45,640,738   17,849,686   11,773,521
                                                                           ============   ==========   ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........    15,362,697   29,880,550    9,829,862   11,273,121
                                                                           ============   ==========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............     6,806,593    8,519,304    4,713,421    4,695,797
                                                                           ============   ==========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................       856,647      400,367      439,481      344,497
                                                                           ============   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...  $       1.03         1.18         1.24         0.74
                                                                           ============   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....  $       1.13         1.12         1.02         0.61
                                                                           ============   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................  $       1.07         1.24         1.30         0.79
                                                                           ============   ==========   ==========   ==========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                           -----------------------------------------------
                                                                                           REAL         AIM
                                                                           MICRO-CAP      ESTATE     AGGRESSIVE     AIM
                                                                            GROWTH      SECURITIES     GROWTH     BALANCED
                                                                           ----------   ----------   ----------   --------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 24,621,687 shares at net asset value of
    $1.02 per share (cost $28,604,409)...................................           -            -          -            -
  Global Bond Portfolio, 42,028,861 shares at net asset value of $1.09
    per share (cost $41,389,040).........................................           -            -          -            -
  Index Mid-Cap 400 Portfolio, 18,553,990 shares at net asset value of
    $0.96 per share (cost $20,979,422)...................................           -            -          -            -
  Macro-Cap Value Portfolio, 16,745,857 shares at net asset value of
    $0.70 per share (cost $17,181,344)...................................           -            -          -            -
  Micro-Cap Growth Portfolio, 16,428,831 shares at net asset value of
    $0.87 per share (cost $28,659,346)...................................  14,309,710            -          -            -
  Real Estate Securities Portfolio, 25,409,064 shares at net asset value
    of $1.02 per share (cost $25,058,566)................................           -   26,016,967          -            -
Investments in shares of the AIM Variable Insurance Funds:
  Aggressive Growth Fund - Series II, 18,390 shares at net asset value of
    $8.35 per share (cost $155,381)......................................           -            -    153,557            -
  Balanced Fund - Series II, 19,952 shares at net asset value of $8.73
    per share (cost $179,471)............................................           -            -          -      174,181
                                                                           ----------   ----------    -------      -------
                                                                           14,309,710   26,016,967    153,557      174,181

Receivable for investments sold..........................................       2,397        7,075          8           10
Receivable from Minnesota Life for contract purchase payments............       2,109       10,538         55            -
                                                                           ----------   ----------    -------      -------
          Total assets...................................................  14,314,216   26,034,580    153,620      174,191
                                                                           ----------   ----------    -------      -------
                           LIABILITIES

Payable for investments purchased........................................       2,109       10,538         55            -
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................       2,397        7,075          8           10
                                                                           ----------   ----------    -------      -------
          Total liabilities..............................................       4,506       17,613         63           10
                                                                           ----------   ----------    -------      -------
          Net assets applicable to annuity contract owners...............  14,309,710   26,016,967    153,557      174,181
                                                                           ==========   ==========    =======      =======
                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........  10,882,835   17,463,736          -            -
Contracts in accumulation period (MultiOption Classic/Achiever)..........   2,955,003    7,493,057    153,557      174,181
Contracts in accumulation period (MegAnnuity)............................     333,236      803,242          -            -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................      73,618      114,769          -            -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................      65,018      140,809          -            -
Contracts in annuity payment period (Megannuity) (note 2)................           -        1,354          -            -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................           -            -          -            -
                                                                           ----------   ----------    -------      -------
          Total contract owners' equity..................................  14,309,710   26,016,967    153,557      174,181
                                                                           ==========   ==========    =======      =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........  11,390,883   15,045,825          -            -
                                                                           ==========   ==========    =======      =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............   4,329,696    5,448,250    200,861      202,181
                                                                           ==========   ==========    =======      =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................     359,196      666,006          -            -
                                                                           ==========   ==========    =======      =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...        0.96         1.16          -            -
                                                                           ==========   ==========    =======      =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....        0.68         1.38       0.76         0.86
                                                                           ==========   ==========    =======      =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................        0.93         1.21          -            -
                                                                           ==========   ==========    =======      =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------------
                                                                                 AIM
                                                                                 DENT           AIM        AMERICAN       AMERICAN
                                                                              DEMOGRAPHIC     PREMIER   CENTURY INCOME    CENTURY
                                                                                TRENDS        EQUITY     AND GROWTH       ULTRA
                                                                              -----------     -------   --------------   ---------
                              ASSETS

Investment in shares of the AIM Variable Insurance Funds:
  Dent Demographic Trends - Series II Shares, 8,600 shares at net asset
    value of $3.78 per share (cost $37,767) ................................    $  32,506           -                -           -
  Premier Equity Fund - Series II Shares, 15,870 shares at net asset value
    of $16.17 per share (cost $265,349) ....................................            -     256,619                -           -
Investment in shares of the American Century Variable Portfolios, Inc.:
  Income & Growth Fund - Class II Shares, 43,173 shares at net asset value
    of $5.15 per share (cost $233,013) .....................................            -           -          222,342           -
  Ultra Fund - Class II Shares, 257,788 shares at net asset value of $7.34
    per share (cost $2,058,779) ............................................            -           -                -   1,892,164
  Value Fund - Class II Shares, 85,743 shares at net asset value of $6.11
    per share (cost $531,905) ..............................................            -           -                -           -
Investment in shares of the Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 100,008 shares at net asset value
    of $6.40 per share (cost $1,161,629) ...................................            -           -                -           -
Investment in shares of the Fidelity Variable Insurance Products Funds:
  Contrafund Portfolio - Service Class 2 Shares, 1,209,495 shares at net
    asset value of $17.95 per share (cost $26,307,882) .....................            -           -                -           -
                                                                              -----------     -------   --------------   ---------
                                                                                   32,506     256,619          222,342   1,892,164

Receivable for investments sold ............................................            2          14               12           -
Receivable from Minnesota Life for contract purchase payments ..............        2,350          28            1,194           -
                                                                              -----------     -------   --------------   ---------

      Total assets .........................................................       34,858     256,661          223,548   1,892,164
                                                                              -----------     -------   --------------   ---------
                           LIABILITIES

Payable for investments purchased ..........................................        2,350          28            1,194           -
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges ........................................            2          14               12           -
                                                                              -----------     -------   --------------   ---------
      Total liabilities ....................................................        2,352          42            1,206           -
                                                                              -----------     -------   --------------   ---------
      Net assets applicable to annuity contract owners......................  $    32,506     256,619          222,342   1,892,164
                                                                              ===========     =======   ==============   =========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........  $         -           -                -           -
Contracts in accumulation period (MultiOption Classic/Achiever) ............       32,506     256,619          222,342   1,405,133
Contracts in accumulation period (MegAnnuity) ..............................            -           -                -           -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) .................................................................            -           -                -           -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) .................................................................            -           -                -     487,031
Contracts in annuity payment period (Megannuity) (note 2) ..................            -           -                -           -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...            -           -                -           -
                                                                              -----------     -------   --------------   ---------
      Total contract owners' equity ........................................  $    32,506     256,619          222,342   1,892,164
                                                                              ===========     =======   ==============   =========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ...........            -           -                -           -
                                                                              ===========     =======   ==============   =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............       44,099     333,328          271,073   1,768,593
                                                                              ===========     =======   ==============   =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................            -           -                -           -
                                                                              ===========     =======   ==============   =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....  $         -           -                -           -
                                                                              ===========     =======   ==============   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......  $      0.74        0.77             0.82        0.79
                                                                              ===========     =======   ==============   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................  $         -           -                -           -
                                                                              ===========     =======   ==============   =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------
                                                                                          CREDIT SUISSE
                                                                              AMERICAN        GLOBAL
                                                                              CENTURY      POST-VENTURE    FIDELITY VIP
                                                                               VALUE          CAPITAL       CONTRAFUND
                                                                              --------    -------------    ------------
                              ASSETS

Investment in shares of the AIM Variable Insurance Funds:
  Dent Demographic Trends - Series II Shares, 8,600 shares at net asset
    value of $3.78 per share (cost $37,767) ................................         -                -               -
  Premier Equity Fund - Series II Shares, 15,870 shares at net asset value
    of $16.17 per share (cost $265,349) ....................................         -                -               -
Investment in shares of the American Century Variable Portfolios, Inc.:
  Income & Growth Fund - Class II Shares, 43,173 shares at net asset value
    of $5.15 per share (cost $233,013) .....................................         -                -               -
  Ultra Fund - Class II Shares, 257,788 shares at net asset value of $7.34
    per share (cost $2,058,779) ............................................         -                -               -
  Value Fund - Class II Shares, 85,743 shares at net asset value of $6.11
    per share (cost $531,905) ..............................................   523,888                -               -
Investment in shares of the Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 100,008 shares at net asset value
    of $6.40 per share (cost $1,161,629) ...................................         -          640,052               -
Investment in shares of the Fidelity Variable Insurance Products Funds:
  Contrafund Portfolio - Service Class 2 Shares, 1,209,495 shares at net
    asset value of $17.95 per share (cost $26,307,882) .....................         -                -      21,710,439
                                                                              --------    -------------    ------------
                                                                               523,888          640,052      21,710,439

Receivable for investments sold ............................................         -              112           1,126
Receivable from Minnesota Life for contract purchase payments ..............         -                -          13,830
                                                                              --------    -------------    ------------

      Total assets .........................................................   523,888          640,164      21,725,395
                                                                              --------    -------------    ------------

                           LIABILITIES

Payable for investments purchased ..........................................         -                -          13,830
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges ........................................         -              112           1,126
                                                                              --------    -------------    ------------
      Total liabilities ....................................................         -              112          14,956
                                                                              --------    -------------    ------------
      Net assets applicable to annuity contract owners......................   523,888          640,052      21,710,439
                                                                              ========    =============    ============

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........         -          185,173      10,453,281
Contracts in accumulation period (MultiOption Classic/Achiever) ............   523,888          452,360      10,790,157
Contracts in accumulation period (MegAnnuity) ..............................         -            2,519         279,938
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) .................................................................         -                -         123,740
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) .................................................................         -                -          63,323
Contracts in annuity payment period (Megannuity) (note 2) ..................         -                -               -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...         -                -               -
                                                                              --------    -------------    ------------
      Total contract owners' equity ........................................   523,888          640,052      21,710,439
                                                                              ========    =============    ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ...........         -          539,460      14,411,699
                                                                              ========    =============    ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............   607,599        1,322,691      14,941,588
                                                                              ========    =============    ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................         -            7,145         373,678
                                                                              ========    =============    ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....         -             0.34            0.73
                                                                              ========    =============    ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......      0.86             0.34            0.72
                                                                              ========    =============    ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................         -             0.35            0.75
                                                                              ========    =============    ============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                             ------------------------------------------------------
                                                                                                          FRANKLIN
                                                                               FIDELITY       FIDELITY    LARGE CAP
                                                                                  VIP           VIP         GROWTH      FRANKLIN
                                                                             EQUITY-INCOME    MID CAP     SECURITIES    SMALL CAP
                                                                             -------------   ----------   ----------    ---------
                              ASSETS

Investments in shares of the Fidelity Variable Insurance Products Funds:
  Equity-Income Portfolio - Service Class 2 Shares, 1,512,189 shares
    at net asset value of $18.00 per share (cost $32,330,400) ...........    $  27,219,399            -            -            -
  Mid Cap Portfolio - Service Class 2 Shares, 1,191,845 shares at net
    asset value of $17.39 per share (cost $22,235,683) ..................                -   20,726,186            -            -
Investments in shares of the Franklin Templeton Variable Insurance
  Products Trust:
  Large Cap Growth Securities Fund - Class 2 Shares, 18,201 shares at
    net asset value of $11.00 per share (cost $211,536) .................                -            -      200,208            -
  Small Cap Fund - Class 2 Shares, 598,177 shares at net asset value
    of $12.70 per share (cost $10,115,566) ..............................                -            -            -    7,596,845
  Mutual Shares Securities Fund - Class 2 Shares, 47,116 shares at net
    asset value of $12.02 per share (cost $584,096) .....................                -            -            -            -
  Developing Mkts Securities Fund - Class 2 Shares, 1,630,981 shares
    at net asset value of $4.69 per share (cost $9,662,148) .............                -            -            -            -
  Global Asset Allocation Fund - Class 2 Shares, 248,979 shares at net
    asset value of $14.49 per share (cost $3,897,016) ...................                -            -            -            -
                                                                             -------------   ----------   ----------    ---------
                                                                                27,219,399   20,726,186      200,208    7,596,845

Receivable for investments sold .........................................            9,060        8,684           11       17,524
Receivable from Minnesota Life for contract purchase payments ...........           48,897       98,494           19       35,782
                                                                             -------------   ----------   ----------    ---------
      Total assets ......................................................       27,277,356   20,833,364      200,238    7,650,151
                                                                             -------------   ----------   ----------    ---------
                           LIABILITIES

Payable for investments purchased .......................................           48,897       98,494           19       35,782
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges ............................            9,060        8,684           11       17,524
                                                                             -------------   ----------   ----------    ---------
      Total liabilities .................................................           57,957      107,178           30       53,306
                                                                             -------------   ----------   ----------    ---------
      Net assets applicable to annuity contract owners ..................    $  27,219,399   20,726,186      200,208    7,596,845
                                                                             =============   ==========   ==========    =========
                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) .......    $  13,131,678   10,782,492            -    3,107,118
Contracts in accumulation period (MultiOption Classic/Achiever) .........       13,040,432    9,131,536      200,208    4,243,551
Contracts in accumulation period (MegAnnuity) ...........................          306,516      495,474            -      190,679
Contracts in annuity payment period (MultiOption Flex/Single/Select)
 (note 2) ...............................................................          104,932       61,395            -       40,247
Contracts in annuity payment period (MultiOption Classic/Achiever)
 (note 2) ...............................................................          633,900      254,628            -       14,601
Contracts in annuity payment period (Megannuity) (note 2) ...............            1,941          661            -          649
Contracts in annuity payment period (Adjustable Income Annuity)
 (note 2) ...............................................................                -            -            -            -
                                                                             -------------   ----------   ----------    ---------
      Total contract owners' equity......................................    $  27,219,399   20,726,186      200,208    7,596,845
                                                                             =============   ==========   ==========    =========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........       15,262,258   10,290,367            -    6,545,819
                                                                             =============   ==========   ==========    =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........       15,223,284    8,753,213      244,326    8,972,535
                                                                             =============   ==========   ==========    =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................          344,939      457,848            -      391,060
                                                                             =============   ==========   ==========    =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...    $        0.86         1.05            -         0.47
                                                                             =============   ==========   ==========    =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....    $        0.86         1.04         0.82         0.47
                                                                             =============   ==========   ==========    =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................    $        0.89         1.08            -         0.49
                                                                             =============   ==========   ==========    =========

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                                TEMPLETON
                                                                                FRANKLIN        DEVELOPING     TEMPLETON
                                                                              MUTUAL SHARES       MARKETS     GLOBAL ASSET
                                                                               SECURITIES       SECURITIES    ALLOCATION(c)
                                                                              -------------    -------------  -------------
                              ASSETS

Investments in shares of the Fidelity Variable Insurance Products Funds:
  Equity-Income Portfolio - Service Class 2 Shares, 1,512,189 shares
    at net asset value of $18.00 per share (cost $32,330,400) ...........                 -                -              -
  Mid Cap Portfolio - Service Class 2 Shares, 1,191,845 shares at net
    asset value of $17.39 per share (cost $22,235,683) ..................                 -                -              -
Investments in shares of the Franklin Templeton Variable Insurance
  Products Trust:
  Large Cap Growth Securities Fund - Class 2 Shares, 18,201 shares at
    net asset value of $11.00 per share (cost $211,536) .................                 -                -              -
  Small Cap Fund - Class 2 Shares, 598,177 shares at net asset value
    of $12.70 per share (cost $10,115,566) ..............................                 -                -              -
  Mutual Shares Securities Fund - Class 2 Shares, 47,116 shares at net
    asset value of $12.02 per share (cost $584,096) .....................           566,331                -              -
  Developing Mkts Securities Fund - Class 2 Shares, 1,630,981 shares
    at net asset value of $4.69 per share (cost $9,662,148) .............                 -        7,649,303              -
  Global Asset Allocation Fund - Class 2 Shares, 248,979 shares at net
    asset value of $14.49 per share (cost $3,897,016) ...................                 -                -      3,607,709
                                                                              -------------    -------------  -------------
                                                                                    566,331        7,649,303      3,607,709

Receivable for investments sold .........................................                31            1,679         20,304
Receivable from Minnesota Life for contract purchase payments ...........             6,120            2,544             93
                                                                              -------------    -------------  -------------
      Total assets ......................................................           572,482        7,653,526      3,628,106
                                                                              -------------    -------------  -------------
                           LIABILITIES

Payable for investments purchased .......................................             6,120            2,544             93
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges ............................                31            1,679         20,304
                                                                              -------------    -------------  -------------
      Total liabilities .................................................             6,151            4,223         20,397
                                                                              -------------    -------------  -------------
      Net assets applicable to annuity contract owners ..................           566,331        7,649,303      3,607,709
                                                                              =============    =============  =============
                  CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) .......                 -        4,795,000      1,702,353
Contracts in accumulation period (MultiOption Classic/Achiever) .........           566,331        2,417,171      1,820,738
Contracts in accumulation period (MegAnnuity) ...........................                 -          214,527         64,425
Contracts in annuity payment period (MultiOption Flex/Single/Select)
 (note 2) ...............................................................                 -          187,109              -
Contracts in annuity payment period (MultiOption Classic/Achiever)
 (note 2) ...............................................................                 -           35,496         20,193
Contracts in annuity payment period (Megannuity) (note 2) ...............                 -                -              -
Contracts in annuity payment period (Adjustable Income Annuity)
 (note 2) ...............................................................                 -                -              -
                                                                              -------------    -------------  -------------
      Total contract owners' equity......................................           566,331        7,649,303      3,607,709
                                                                              =============    =============  =============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........                 -        9,742,944      2,092,587
                                                                              =============    =============  =============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........           670,423        3,367,040      2,246,352
                                                                              =============    =============  =============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................                 -          409,691         77,098
                                                                              =============    =============  =============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...                 -             0.49           0.81
                                                                              =============    =============  =============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....              0.84             0.72           0.81
                                                                              =============    =============  =============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................                 -             0.52           0.84
                                                                              =============    =============  =============

(c) Formerly the Templeton Asset Strategy Fund. Effective May 1, 2002 the fund changed it's name to the Templeton Global Asset Allocation Fund.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                        ---------------------------------------------------------
                                                                           JANUS         JANUS           JANUS           MFS
                                                                           ASPEN     ASPEN CAPITAL   INTERNATIONAL    INVESTORS
                                                                         BALANCED    APPRECIATION       GROWTH       GROWTH STOCK
                                                                        ----------   -------------   -------------   ------------
                               ASSETS

Investments in shares of the Janus Aspen Series:
  Balanced Portfolio - Service Shares, 29,830 shares at net asset
    value of $21.32 per share (cost $649,461).........................  $  635,967             -               -               -
  Capital Appreciation Portfolio - Service Shares, 1,037,004 shares
    at net asset value of $17.24 per share (cost $29,847,246).........           -    17,877,948               -               -
  International Growth Portfolio - Service Shares, 779,094 shares at
    net asset value of $17.18 per share (cost $25,194,903)............           -             -      13,384,834               -
Investments in shares of the MFS Variable Insurance Trust:
  Investors Growth Stock Series - Service Shares, 28,535 shares at
    net asset value of $6.99 per share (cost $213,139)................           -             -               -         199,463
  Mid Cap Growth Series - Service Shares, 21,065 shares at net asset
    value of $4.48 per share (cost $98,854)...........................           -             -               -               -
  New Discovery Series - Service Shares, 88,537 shares at net asset
    value of $10.38 per share (cost $997,389) ........................           -             -               -               -
  Value Series - Service Shares, 82,296 shares at net asset value of
    $8.62 per share (cost $715,899) ..................................           -             -               -               -
                                                                        ----------    ----------      ----------        --------
                                                                           635,967    17,877,948      13,384,834         199,463

Receivable for investments sold ......................................          35         8,104           6,763              11
Receivable from Minnesota Life for contract purchase payments ........       4,667         6,316           9,251              24
                                                                        ----------    ----------      ----------        --------
       Total assets ..................................................     640,669    17,892,368      13,400,848         199,498
                                                                        ----------    ----------      ----------        --------

                            LIABILITIES

Payable for investments purchased ....................................       4,667         6,316           9,251              24
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges .........................          35         8,104           6,763              11
                                                                        ----------    ----------      ----------        --------
       Total liabilities .............................................       4,702        14,420          16,014              35
                                                                        ----------    ----------      ----------        --------
       Net assets applicable to annuity contract owners ..............  $  635,967    17,877,948      13,384,834         199,463
                                                                        ==========    ==========      ==========        ========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ....  $        -     9,339,697       6,982,388               -
Contracts in accumulation period (MultiOption Classic/Achiever) ......     635,967     8,105,956       6,037,029         199,463
Contracts in accumulation period (MegAnnuity) ........................           -       332,804         277,238               -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) ...........................................................           -        31,959          22,424               -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) ...........................................................           -        66,304          64,468               -
Contracts in annuity payment period (Megannuity) (note 2) ............           -         1,228           1,287               -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2) ...........................................................           -             -               -               -
                                                                        ==========    ==========      ==========        ========
       Total contract owners' equity .................................  $  635,967    17,877,948      13,384,834         199,463
                                                                        ==========    ==========      ==========        ========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .....           -    18,051,004      15,315,676               -
                                                                        ==========    ==========      ==========        ========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ........     689,640    16,035,369      13,300,761         254,637
                                                                        ==========    ==========      ==========        ========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)                                      -       622,761         588,793               -
                                                                        ==========    ==========      ==========        ========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
  SELECT).............................................................  $        -          0.52            0.46               -
                                                                        ==========    ==========      ==========        ========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER)..  $     0.92          0.51            0.45            0.78
                                                                        ==========    ==========      ==========        ========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...................  $        -          0.53            0.47               -
                                                                        ==========    ==========      ==========        ========

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------
                                                                             MFS          MFS
                                                                           MID CAP        NEW        MFS
                                                                           GROWTH      DISCOVERY    VALUE
                                                                           --------    ---------   -------
                               ASSETS

Investments in shares of the Janus Aspen Series:
  Balanced Portfolio - Service Shares, 29,830 shares at net asset
    value of $21.32 per share (cost $649,461).........................           -             -         -
  Capital Appreciation Portfolio - Service Shares, 1,037,004 shares
    at net asset value of $17.24 per share (cost $29,847,246).........           -             -         -
  International Growth Portfolio - Service Shares, 779,094 shares at
    net asset value of $17.18 per share (cost $25,194,903)............           -             -         -
Investments in shares of the MFS Variable Insurance Trust:
  Investors Growth Stock Series - Service Shares, 28,535 shares at
    net asset value of $6.99 per share (cost $213,139)................           -             -         -
  Mid Cap Growth Series - Service Shares, 21,065 shares at net asset
    value of $4.48 per share (cost $98,854)...........................      94,371             -         -
  New Discovery Series - Service Shares, 88,537 shares at net asset
    value of $10.38 per share (cost $997,389).........................           -       919,016         -
  Value Series - Service Shares, 82,296 shares at net asset value of
    $8.62 per share (cost $715,899)...................................           -             -   709,389
                                                                        ----------      --------   -------
                                                                            94,371       919,016   709,389

Receivable for investments sold ......................................           5            50     1,071
Receivable from Minnesota Life for contract purchase payments ........          12         3,005        39
                                                                        ----------      --------   -------
       Total assets ..................................................      94,388       922,071   710,499
                                                                        ----------      --------   -------

                            LIABILITIES

Payable for investments purchased ....................................          12         3,005        39
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges .........................           5            50     1,071
                                                                        ----------      --------   -------
       Total liabilities .............................................          17         3,055     1,110
                                                                        ----------      --------   -------
       Net assets applicable to annuity contract owners ..............      94,371       919,016   709,389
                                                                        ==========      ========   =======

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ....           -             -         -
Contracts in accumulation period (MultiOption Classic/Achiever) ......      94,371       802,180   709,389
Contracts in accumulation period (MegAnnuity) ........................           -             -         -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) ...........................................................           -             -         -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) ...........................................................           -       116,836         -
Contracts in annuity payment period (Megannuity) (note 2) ............           -             -         -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2) ...........................................................           -             -         -
                                                                        ----------      --------   -------

       Total contract owners' equity .................................      94,371       919,016   709,389
                                                                        ==========      ========   =======

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .....           -                       -
                                                                        ==========      ========   =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ........     132,901     1,073,449   852,323
                                                                        ==========      ========   =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..........................           -             -         -
                                                                        ==========      ========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
   SELECT)............................................................           -             -         -
                                                                        ==========      ========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER)..        0.71          0.75      0.83
                                                                        ==========      ========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...................           -             -         -
                                                                        ==========      ========   =======

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------------------
                                                                               OPPENHEIMER  OPPENHEIMER    OPPENHEIMER    PUTNAM VT
                                                                                 CAPITAL       HIGH       INTERNATIONAL   GROWTH AND
                                                                              APPRECIATION    INCOME         GROWTH         INCOME
                                                                              ------------  -----------   -------------   ----------
                               ASSETS

Investments in shares of the Oppenheimer Variable Account Funds:
  Capital Appreciation Fund - Service Shares, 26,354 shares at net asset
    value of $27.43 per share (cost $711,054) ............................      $ 722,898            -              -             -
  High Income Fund - Service Shares, 133,445 shares at net asset value
    of $7.50 per share (cost $996,614) ...................................              -    1,000,841              -             -
Investments in shares of the Panorama Series Fund, Inc.:
  International Growth Fund - Service Shares, 280,759 shares at net asset
    value of $0.82 per share (cost $254,926) .............................              -            -        230,222             -
Investments in shares of the Putnam Variable Trust:
  Growth and Income Fund - Class IB Shares, 12,979 shares at net asset
    value of $18.64 per share (cost $242,568) ............................              -            -              -       241,935
  International Growth Fund - Class IB Shares, 128,962 shares at net
    asset value of $10.10 per share (cost $1,361,258) ....................              -            -              -             -
  New Opportunities Fund - Class IB Shares, 5,876 shares at net asset
    value of $11.50 per share (cost $69,997) .............................              -            -              -             -
  New Value Fund - Class IB Shares, 12,538 shares at net asset value
    of $10.93 per share (cost $144,932) ..................................              -            -              -             -
                                                                                ---------   ----------    -----------     ---------
                                                                                  722,898    1,000,841        230,222       241,935

Receivable for investments sold ..........................................             38           55             12            13
Receivable from Minnesota Life for contract purchase payments ............              -        9,981             45            49
                                                                                ---------   ----------    -----------     ---------
         Total assets ....................................................        722,936    1,010,877        230,279       241,997
                                                                                ---------   ----------    -----------     ---------
                            LIABILITIES

Payable for investments purchased ........................................              -        9,981             45            49
Payable to Minnesota Life for contract terminations, withdrawal payments
    and mortality and expense charges ....................................             38           55             12            13
                                                                                ---------   ----------    -----------     ---------
         Total liabilities ...............................................             38       10,036             57            62
                                                                                ---------   ----------    -----------     ---------
         Net assets applicable to annuity contract owners ................      $ 722,898    1,000,841        230,222       241,935
                                                                                =========   ==========    ===========     =========
                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ........      $       -            -              -             -
Contracts in accumulation period (MultiOption Classic/Achiever) ..........        722,898      639,559        230,222       241,935
Contracts in accumulation period (MegAnnuity)                                           -            -              -             -
Contracts in annuity payment period (MultiOption
  Flex/Single/Select) (note 2) ...........................................              -            -              -             -
Contracts in annuity payment period (MultiOption
  Classic/Achiever) (note 2) .............................................              -      361,282              -             -
Contracts in annuity payment period (Megannuity) (note 2) ................              -            -              -             -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .              -            -              -             -
                                                                                ---------   ----------    -----------     ---------
         Total contract owners' equity ...................................      $ 722,898    1,000,841        230,222       241,935
                                                                                =========   ==========    ===========     =========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .........              -            -              -             -
                                                                                =========   ==========    ===========     =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ............        890,405      674,348        323,095       296,889
                                                                                =========   ==========    ===========     =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..............................              -            -              -             -
                                                                                =========   ==========    ===========     =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ...      $       -            -              -             -
                                                                                =========   ==========    ===========     =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .....      $    0.81         0.95           0.71          0.81
                                                                                =========   ==========    ===========     =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .......................      $       -            -              -             -
                                                                                =========   ==========    ===========     =========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                  -----------------------------------------
                                                                                    PUTNAM VT      PUTNAM VT      PUTNAM VT
                                                                                  INTERNATIONAL       NEW            NEW
                                                                                     GROWTH       OPPORTUNITIES     VALUE
                                                                                  -------------   -------------   ---------
                               ASSETS

Investments in shares of the Oppenheimer Variable Account Funds:
  Capital Appreciation Fund - Service Shares, 26,354 shares at net asset
    value of $27.43 per share (cost $711,054) ............................                 -               -             -
  High Income Fund - Service Shares, 133,445 shares at net asset value
    of $7.50 per share (cost $996,614) ...................................                 -               -             -
Investments in shares of the Panorama Series Fund, Inc.:
  International Growth Fund - Service Shares, 280,759 shares at net asset
    value of $0.82 per share (cost $254,926) .............................                 -               -             -
Investments in shares of the Putnam Variable Trust:
  Growth and Income Fund - Class IB Shares, 12,979 shares at net asset
    value of $18.64 per share (cost $242,568) ............................                 -               -             -
  International Growth Fund - Class IB Shares, 128,962 shares at net
    asset value of $10.10 per share (cost $1,361,258) ....................         1,302,512               -             -
  New Opportunities Fund - Class IB Shares, 5,876 shares at net asset
    value of $11.50 per share (cost $69,997) .............................                 -          67,578             -
  New Value Fund - Class IB Shares, 12,538 shares at net asset value
    of $10.93 per share (cost $144,932) ..................................                 -               -       137,040
                                                                                  ----------     -----------      --------
                                                                                   1,302,512          67,578       137,040

Receivable for investments sold ..........................................                72               4             7
Receivable from Minnesota Life for contract purchase payments ............             6,649               -            29
                                                                                  ----------     -----------      --------
         Total assets ....................................................         1,309,233          67,582       137,076
                                                                                  ----------     -----------      --------
                            LIABILITIES

Payable for investments purchased ........................................             6,649               -            29
Payable to Minnesota Life for contract terminations, withdrawal payments
    and mortality and expense charges ....................................                72               4             7
                                                                                  ----------     -----------      --------
         Total liabilities ...............................................             6,721               4            36
                                                                                  ----------     -----------      --------
         Net assets applicable to annuity contract owners ................         1,302,512          67,578       137,040
                                                                                  ==========     ===========      ========
                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ........                 -               -             -
Contracts in accumulation period (MultiOption Classic/Achiever) ..........         1,147,918          67,578       137,040
Contracts in accumulation period (MegAnnuity)                                              -               -             -
Contracts in annuity payment period (MultiOption
  Flex/Single/Select) (note 2) ...........................................                 -               -             -
Contracts in annuity payment period (MultiOption
  Classic/Achiever) (note 2) .............................................           154,594               -             -
Contracts in annuity payment period (Megannuity) (note 2) ................                 -               -             -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2...                 -               -             -
                                                                                  ----------     -----------      --------
         Total contract owners' equity ...................................         1,302,512          67,578       137,040
                                                                                  ==========     ===========      ========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .........                 -               -             -
                                                                                  ==========     ===========      ========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ............         1,418,042          88,859       164,533
                                                                                  ==========     ===========      ========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..............................                 -               -             -
                                                                                  ==========     ===========      ========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ...                 -               -             -
                                                                                  ==========     ===========      ========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .....              0.81            0.76          0.83
                                                                                  ==========     ===========      ========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .......................                 -               -             -
                                                                                  ==========     ===========      ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                         -----------------------------------------------------
                                                                           PUTNAM
                                                                             VT
                                                                           VOYAGER
                                                                         -----------
                               ASSETS

Investment in shares of the Putnam Variable Trust:
  Voyager Fund - Class IB Shares, 8,533 shares at net asset value of
    $20.87 per share (cost $188,838)..................................   $   178,094
                                                                         -----------

                                                                             178,094

Receivable for investments sold.......................................            10
Receivable from Minnesota Life for contract purchase payments.........            19
                                                                         -----------

      Total assets....................................................       178,123
                                                                         -----------

                            LIABILITIES

Payable for investments purchased.....................................            19
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges..........................            10
                                                                         -----------
      Total liabilities...............................................            29
                                                                         -----------
      Net assets applicable to annuity contract owners................   $   178,094
                                                                         ===========

                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select).....   $         -
Contracts in accumulation period (MultiOption Classic/Achiever).......       178,094
Contracts in accumulation period (MegAnnuity).........................             -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)............................................................             -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)............................................................             -
Contracts in annuity payment period (Megannuity) (note 2).............             -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)............................................................             -
                                                                         -----------
      Total contract owners' equity...................................   $   178,094
                                                                         ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT)......             -
                                                                         ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER).........       228,014
                                                                         ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)...........................             -
                                                                         ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
  SELECT).............................................................   $         -
                                                                         ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER)..   $      0.78
                                                                         ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY)....................   $         -
                                                                         ===========

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------------------------
                                                                                                         MONEY          ASSET
                                                                         GROWTH           BOND          MARKET       ALLOCATION
                                                                     -------------    -----------    -----------    ------------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund  ..................................................  $           -              -        862,013               -
  Mortality and expense charges (MultiOption
    Flex/Single/Select) (note 3) ..................................     (1,363,174)    (1,409,129)      (578,196)     (3,271,353)
  Mortality and expense charges (MultiOption
    Classic/Achiever) (note 3) ....................................       (138,533)      (309,059)      (238,422)       (235,715)
  Administrative charges(MultiOption Classic/Achiever) (note 3)....        (16,617)       (37,071)       (28,598)        (28,273)
  Administrative charges (MegAnnuity) (note 3).....................         (7,192)        (7,145)        (3,283)         (8,372)
  Mortality and expense charges (Adjustable Income Annuity)
    (note 3) ......................................................              -              -              -               -
  Administrative charges (Adjustable Income Annuity) (note 3)......              -              -              -               -
                                                                     -------------     ----------     ----------     -----------
    Investment income (loss) - net ................................     (1,525,516)    (1,762,404)        13,514      (3,543,713)
                                                                     -------------     ----------     ----------     -----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .........              -              -              -               -
                                                                     -------------     ----------     ----------     -----------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..........................................     33,443,919     32,516,909     72,555,492      76,532,978
     Cost of investments sold .....................................    (55,602,327)   (32,311,143)   (72,555,492)   (101,340,593)
                                                                     -------------     ----------     ----------     -----------
                                                                       (22,158,408)       205,766              -     (24,807,615)
                                                                     -------------     ----------     ----------     -----------
     Net realized gains (losses) on investments ...................    (22,158,408)       205,766              -     (24,807,615)
                                                                     -------------     ----------     ----------     -----------
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (16,216,894)    14,006,678              -      (3,425,445)
                                                                     -------------     ----------     ----------     -----------
     Net gains (losses) on investments ............................    (38,375,302)    14,212,444              -     (28,233,060)
                                                                     -------------     ----------     ----------     -----------
Net increase (decrease) in net assets resulting from operations ...  $ (39,900,818)    12,450,040         13,514     (31,776,773)
                                                                     =============     ==========     ==========     ===========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                      ----------------------------------------------
                                                                        MORTGAGE          INDEX           CAPITAL
                                                                       SECURITIES          500          APPRECIATION
                                                                      -----------      -----------      ------------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund  ..................................................        93,373                -                -
  Mortality and expense charges (MultiOption
    Flex/Single/Select) (note 3) ..................................    (1,412,310)      (2,177,946)      (1,262,620)
  Mortality and expense charges (MultiOption
    Classic/Achiever) (note 3) ....................................      (448,623)        (264,274)         (66,216)
  Administrative charges(MultiOption Classic/Achiever) (note 3)....       (53,811)         (31,699)          (7,942)
  Administrative charges (MegAnnuity) (note 3).....................        (4,636)         (15,925)          (6,653)
  Mortality and expense charges (Adjustable Income Annuity)
    (note 3) ......................................................             -         (214,253)               -
  Administrative charges (Adjustable Income Annuity) (note 3)......             -          (40,174)               -
                                                                       ----------       ----------       ----------
    Investment income (loss) - net ................................    (1,826,007)      (2,744,271)      (1,343,431)
                                                                       ----------       ----------       ----------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .........             -                -                -
                                                                       ----------       ----------       ----------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..........................................    34,135,220       57,215,129       30,139,618
     Cost of investments sold .....................................   (32,733,966)     (61,518,984)     (54,209,082)
                                                                       ----------       ----------       ----------
                                                                        1,401,254       (4,303,855)     (24,069,464)
                                                                       ----------       ----------       ----------
     Net realized gains (losses) on investments ...................     1,401,254       (4,303,855)     (24,069,464)
                                                                       ----------       ----------       ----------
     Net change in unrealized appreciation or depreciation
        of investments ............................................    12,190,846      (56,842,987)     (21,130,782)
                                                                       ----------       ----------       ----------
     Net gains (losses) on investments ............................    13,592,100      (61,146,842)     (45,200,246)
                                                                       ----------       ----------       ----------
Net increase (decrease) in net assets resulting from operations ...    11,766,093      (63,891,113)     (46,543,677)
                                                                       ==========       ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                     ------------------------------------------
                                                                                                                     MATURING
                                                                                                        SMALL       GOVERNMENT
                                                                                     INTERNATIONAL     COMPANY         BOND
                                                                                         STOCK          GROWTH        2002(a)
                                                                                     -------------   ------------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..................    $           -              -       212,640
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) .......       (1,505,669)      (871,699)      (58,450)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ........         (120,100)       (84,745)       (2,724)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ...............          (14,406)       (10,165)         (327)
  Administrative charges (MegAnnuity) (note 3) .................................           (5,940)        (3,808)         (484)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ...........                -              -             -
  Administrative charges (Adjustable Income Annuity) (note 3) ..................                -              -             -
                                                                                    -------------    -----------    ----------
    Investment income (loss) - net .............................................       (1,646,115)      (970,417)      150,655
                                                                                    -------------    -----------    ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ......................                -              -        76,433
                                                                                    -------------    -----------    ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ........................................................       33,636,774     19,319,973     8,369,149
    Cost of investments sold ...................................................      (41,399,038)   (32,876,106)   (8,013,486)
                                                                                    -------------    -----------    ----------
                                                                                       (7,762,264)   (13,556,133)      355,663
                                                                                    -------------    -----------    ----------
    Net realized gains (losses) on investments .................................       (7,762,264)   (13,556,133)      432,096
                                                                                    -------------    -----------    ----------

    Net change in unrealized appreciation or depreciation
     of investments ............................................................      (17,424,174)   (18,824,843)      (58,792)
                                                                                    -------------    -----------    ----------
    Net gains (losses) on investments ..........................................      (25,186,438)   (32,380,976)      373,304
                                                                                    -------------    -----------    ----------
Net increase (decrease) in net assets resulting from operations ................    $ (26,832,553)   (33,351,393)      523,959
                                                                                    =============    ===========    ==========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   ------------------------------------------
                                                                                     MATURING        MATURING
                                                                                    GOVERNMENT      GOVERNMENT
                                                                                       BOND            BOND          VALUE
                                                                                       2006            2010          STOCK
                                                                                   ------------    -----------    -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..................            -           5,248               -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) .......     (102,846)        (76,939)       (847,023)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ........       (5,372)         (8,695)        (67,592)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ...............         (644)         (1,043)         (8,107)
  Administrative charges (MegAnnuity) (note 3) .................................       (1,183)           (219)         (2,683)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ...........            -               -               -
  Administrative charges (Adjustable Income Annuity) (note 3) ..................            -               -               -
                                                                                   ----------      ----------     -----------
    Investment income (loss) - net .............................................     (110,045)        (81,648)       (925,405)
                                                                                   ----------      ----------     -----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ......................            -               -               -
                                                                                   ----------      ----------     -----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ........................................................    2,022,998       2,138,802      18,030,044
    Cost of investments sold ...................................................   (1,886,427)     (2,007,544)    (21,506,688)
                                                                                   ----------      ----------     -----------
                                                                                      136,571         131,258      (3,476,643)
                                                                                   ----------      ----------     -----------
    Net realized gains (losses) on investments .................................      136,571         131,258      (3,476,643)
                                                                                   ----------      ----------     -----------

    Net change in unrealized appreciation or depreciation
     of investments ............................................................      998,924       1,012,665      (8,880,656)
                                                                                   ----------      ----------     -----------
    Net gains (losses) on investments ..........................................    1,135,495       1,143,923     (12,357,299)
                                                                                   ----------      ----------     -----------
Net increase (decrease) in net assets resulting from operations ................    1,025,450       1,062,275     (13,282,704)
                                                                                   ==========      ==========     ===========

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                 SMALL
                                                                                COMPANY        GLOBAL       INDEX 400     MACRO-CAP
                                                                                 VALUE          BOND         MID-CAP        VALUE
                                                                             -------------   -----------   -----------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............  $          -       109,640             -             -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..      (250,090)     (401,187)     (185,756)     (133,810)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...       (96,962)      (95,146)      (67,254)      (41,905)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ..........       (11,630)      (11,412)       (8,067)       (5,026)
  Administrative charges (MegAnnuity) (note 3) ............................        (1,426)         (395)         (903)         (424)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ......             -             -             -             -
  Administrative charges (Adjustable Income Annuity) (note 3) .............             -             -             -             -
                                                                             ------------    ----------    ----------    ----------
    Investment income (loss) - net ........................................      (360,108)     (398,500)     (261,980)     (181,165)
                                                                             ------------    ----------    ----------    ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................             -             -             -             -
                                                                             ------------    ----------    ----------    ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................    10,462,853     5,296,433     7,271,394     4,011,275
    Cost of investments sold ..............................................   (10,713,251)   (5,165,590)   (8,170,151)   (5,372,188)
                                                                             ------------    ----------    ----------    ----------
                                                                                 (250,398)      130,843      (898,757)   (1,360,913)
                                                                             ------------    ----------    ----------    ----------
    Net realized gains (losses) on investments ............................      (250,398)      130,843      (898,757)   (1,360,913)
                                                                             ------------    ----------    ----------    ----------

    Net change in unrealized appreciation or depreciation
     of investments .......................................................    (6,749,521)    6,432,594    (2,749,792)   (3,590,410)
                                                                             ------------    ----------    ----------    ----------
    Net gains (losses) on investments .....................................    (6,999,919)    6,563,437    (3,648,549)   (4,951,323)
                                                                             ------------    ----------    ----------    ----------
Net increase (decrease) in net assets resulting from operations ...........  $ (7,360,027)    6,164,937    (3,910,529)   (5,132,488)
                                                                             ============    ==========    ==========    ==========

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------------------
                                                                                              REAL          AIM
                                                                              MICRO-CAP      ESTATE      AGGRESSIVE      AIM
                                                                               GROWTH       SECURITIES    GROWTH(b)   BALANCED(b)
                                                                             ----------     ----------   ----------  -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............            -         2,547                 4,063
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..     (202,125)     (182,203)        -           -
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...      (50,606)      (62,449)     (495)       (614)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ..........       (6,070)       (7,569)      (58)        (73)
  Administrative charges (MegAnnuity) (note 3) ............................         (550)         (897)        -           -
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ......            -             -         -           -
  Administrative charges (Adjustable Income Annuity) (note 3) .............            -             -         -           -
                                                                             -----------    ----------    ------     -------
    Investment income (loss) - net ........................................     (259,351)     (250,571)     (553)      3,376
                                                                             -----------    ----------    ------     -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................            -             -         -           -
                                                                             -----------    ----------    ------     -------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................    6,314,055     5,792,761     4,370      18,407
    Cost of investments sold ..............................................   (9,989,987)   (5,675,321)   (4,424)    (18,554)
                                                                             -----------    ----------    ------     -------
                                                                              (3,675,932)      117,440       (54)       (147)
                                                                             -----------    ----------    ------     -------
    Net realized gains (losses) on investments ............................   (3,675,932)      117,440       (54)       (147)
                                                                             -----------    ----------    ------     -------

    Net change in unrealized appreciation or depreciation
     of investments .......................................................   (8,604,851)      540,351    (1,824)     (5,290)
                                                                             -----------    ----------    ------     -------
    Net gains (losses) on investments .....................................  (12,280,783)      657,791    (1,878)     (5,437)
                                                                             -----------    ----------    ------     -------
Net increase (decrease) in net assets resulting from operations ...........  (12,540,134)      407,220    (2,431)     (2,061)
                                                                             ===========    ==========    ======     =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------------------
                                                                                 AIM
                                                                                 DENT            AIM         AMERICAN      AMERICAN
                                                                              DEMOGRAPHIC      PREMIER    CENTURY INCOME   CENTURY
                                                                               TRENDS(b)      EQUITY(b)    AND GROWTH(b)   ULTRA(b)
                                                                              -----------     ---------   --------------  ----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............   $       -           721              -         1,361
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..           -             -              -             -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....        (222)         (451)          (821)       (7,801)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........         (26)          (54)           (99)         (936)
  Administrative charges (MegAnnuity)(note 3) .............................           -             -              -             -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......           -             -              -             -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............           -             -              -             -
                                                                              ---------       -------       --------       -------
    Investment income (loss) - net ........................................        (248)          216           (920)       (7,376)
                                                                              ---------       -------       --------       -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................           -             -              -             -
                                                                              ---------       -------       --------       -------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................      10,232           901          5,729       714,840
    Cost of investments sold ..............................................     (11,247)         (953)        (6,057)     (726,385)
                                                                              ---------       -------       --------       -------
                                                                                 (1,015)          (52)          (328)      (11,545)
                                                                              ---------       -------       --------       -------
    Net realized gains (losses) on investments ............................      (1,015)          (52)          (328)      (11,545)
                                                                              ---------       -------       --------       -------

    Net change in unrealized appreciation or depreciation of investments ..      (5,261)       (8,730)       (10,671)     (166,615)
                                                                              ---------       -------       --------       -------
    Net gains (losses) on investments .....................................      (6,276)       (8,782)       (10,999)     (178,160)
                                                                              ---------       -------       --------       -------
Net increase (decrease) in net assets resulting from operations ...........   $  (6,524)       (8,566)       (11,919)     (185,536)
                                                                              =========       =======       ========       =======

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               -----------------------------------------
                                                                                           CREDIT SUISSE
                                                                                AMERICAN      GLOBAL
                                                                                CENTURY    POST-VENTURE    FIDELITY VIP
                                                                                VALUE(b)      CAPITAL       CONTRAFUND
                                                                               ---------   -------------   -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............          -             -          154,887
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..          -        (3,066)        (143,478)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....     (2,155)       (6,868)        (128,477)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........       (259)         (824)         (15,410)
  Administrative charges (MegAnnuity)(note 3) .............................          -            (4)            (414)
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......          -             -                -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............          -             -                -
                                                                               -------      --------       ----------
    Investment income (loss) - net ........................................     (2,414)      (10,762)        (132,892)
                                                                               -------      --------       ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................          -             -                -
                                                                               -------      --------       ----------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................     52,577       220,295        5,462,487
    Cost of investments sold ..............................................    (57,637)     (344,668)      (6,679,486)
                                                                               -------      --------       ----------
                                                                                (5,060)     (124,373)      (1,216,999)
                                                                               -------      --------       ----------
    Net realized gains (losses) on investments ............................     (5,060)     (124,373)      (1,216,999)
                                                                               -------      --------       ----------

    Net change in unrealized appreciation or depreciation of investments ..     (8,017)     (212,004)        (936,048)
                                                                               -------      --------       ----------
    Net gains (losses) on investments .....................................    (13,077)     (336,377)      (2,153,047)
                                                                               -------      --------       ----------
Net increase (decrease) in net assets resulting from operations ...........    (15,491)     (347,139)      (2,285,939)
                                                                               =======      ========       ==========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------------------------
                                                                                                            FRANKLIN
                                                                               FIDELITY       FIDELITY      LARGE CAP
                                                                                 VIP            VIP          GROWTH       FRANKLIN
                                                                            EQUITY-INCOME     MID CAP     SECURITIES(b)   SMALL CAP
                                                                            -------------   -----------   ------------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund.............  $    376,193       175,404          417          17,370
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3)..      (178,877)     (152,280)           -         (37,759)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3)....      (142,235)     (106,675)        (962)        (49,122)
  Administrative charges (MultiOption Classic/Achiever)(note 3)...........       (17,060)      (12,795)        (115)         (5,892)
  Administrative charges (MegAnnuity)(note 3).............................          (479)         (741)           -            (192)
  Mortality and expense charges (Adjustable Income Annuity)(note 3).......             -             -            -               -
  Administrative charges (Adjustable Income Annuity)(note 3)..............             -             -            -               -
                                                                            ------------    ----------      -------      ----------
    Investment income (loss) - net........................................        37,542       (97,087)        (660)        (75,596)
                                                                            ------------    ----------      -------      ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund.................       542,126             -            -               -
                                                                            ------------    ----------      -------      ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales...................................................     7,732,891     6,154,971       12,754       1,529,713
    Cost of investments sold..............................................    (9,061,924)   (6,423,701)     (13,462)     (2,061,043)
                                                                            -------------    ----------      -------     ----------
                                                                              (1,329,033)     (268,730)        (708)       (531,330)
                                                                            ------------    ----------      -------      ----------
    Net realized gains (losses) on investments............................      (786,907)     (268,730)        (708)       (531,330)
                                                                            ------------    ----------      -------      ----------

    Net change in unrealized appreciation or depreciation of investments..    (4,706,291)   (2,255,655)     (11,328)     (1,846,492)
                                                                            ------------    ----------      -------      ----------
    Net gains (losses) on investments.....................................    (5,493,198)   (2,524,385)     (12,036)     (2,377,822)
                                                                            ------------    ----------      -------      ----------
Net increase (decrease) in net assets resulting from operations...........  $ (5,455,656)   (2,621,472)     (12,696)     (2,453,418)
                                                                            ============    ==========      =======      ==========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------------------
                                                                                                TEMPLETON
                                                                                 FRANKLIN       DEVELOPING      TEMPLETON
                                                                               MUTUAL SHARES      MARKETS      GLOBAL ASSET
                                                                                SECURITIES(b)   SECURITIES     ALLOCATION(c)
                                                                               --------------  -----------     -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund.............          1,111         120,433          52,692
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3)..              -         (70,116)        (18,360)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3)....         (2,388)        (30,201)        (18,986)
  Administrative charges (MultiOption Classic/Achiever)(note 3)...........           (286)         (3,622)         (2,277)
  Administrative charges (MegAnnuity)(note 3).............................              -            (271)            (84)
  Mortality and expense charges (Adjustable Income Annuity)(note 3).......              -               -               -
  Administrative charges (Adjustable Income Annuity)(note 3)..............              -               -               -
                                                                                  -------      ----------        --------
    Investment income (loss) - net........................................         (1,563)         16,223          12,985
                                                                                  -------      ----------        --------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund.................          1,906               -               -
                                                                                  -------      ----------        --------
  Realized gains (losses) on sales of investments:
    Proceeds from sales...................................................         61,657       3,774,679         729,663
    Cost of investments sold..............................................        (65,897)     (4,354,782)       (798,921)
                                                                                  -------      ----------        --------
                                                                                   (4,240)       (580,103)        (69,258)
                                                                                  -------      ----------        --------
    Net realized gains (losses) on investments............................         (2,334)       (580,103)        (69,258)
                                                                                  -------      ----------        --------

    Net change in unrealized appreciation or depreciation of investments..        (17,765)        400,725        (130,993)
                                                                                  -------      ----------        --------
    Net gains (losses) on investments.....................................        (20,099)       (179,378)       (200,251)
                                                                                  -------      ----------        --------
Net increase (decrease) in net assets resulting from operations...........        (21,662)       (163,155)       (187,266)
                                                                                  =======      ==========        ========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------------
                                                                                   JANUS          JANUS           JANUS
                                                                                   ASPEN       ASPEN CAPITAL   INTERNATIONAL
                                                                                 BALANCED(b)   APPRECIATION        GROWTH
                                                                                 -----------   -------------   -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ................    $  8,231          63,995        103,110
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) .....           -        (146,844)      (113,930)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) .......      (2,571)       (114,301)       (85,269)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ..............        (309)        (13,710)       (10,228)
  Administrative charges (MegAnnuity)(note 3) ................................           -            (563)          (500)
  Mortality and expense charges (Adjustable Income Annuity)(note 3) ..........           -               -              -
  Administrative charges (Adjustable Income Annuity)(note 3) .................           -               -              -
                                                                                  --------      ----------     ----------
    Investment income (loss) - net ...........................................       5,351        (211,423)      (106,817)
                                                                                  --------      ----------     ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ....................           -               -            -
                                                                                  --------      ----------     ----------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ......................................................      25,739       5,943,334      4,409,566
    Cost of investments sold .................................................     (26,223)     (9,678,643)    (7,933,195)
                                                                                  --------      ----------     ----------
                                                                                      (484)     (3,735,309)    (3,523,629)
                                                                                  --------      ----------     ----------
    Net realized gains (losses) on investments ...............................        (484)     (3,735,309)    (3,523,629)
                                                                                  --------      ----------     ----------

    Net change in unrealized appreciation or depreciation of investments .....     (13,494)       (269,695)    (1,459,271)
                                                                                  --------      ----------     ----------
    Net gains (losses) on investments ........................................     (13,978)     (4,005,004)    (4,982,900)
                                                                                  --------      ----------     ----------
Net increase (decrease) in net assets resulting from operations ..............    $ (8,627)     (4,216,428)    (5,089,717)
                                                                                  ========      ==========     ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------------------
                                                                                    MFS            MFS          MFS
                                                                                 INVESTORS       MID CAP        NEW            MFS
                                                                               GROWTH STOCK(b)   GROWTH(b)   DISCOVERY(b)   VALUE(b)
                                                                               ---------------   ---------   ------------   --------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..............           -               -             -            -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ...           -               -             -            -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) .....        (882)           (398)       (3,738)      (2,097)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ............        (106)            (48)         (448)        (252)
  Administrative charges (MegAnnuity)(note 3) ..............................           -               -             -            -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) ........           -               -             -            -
  Administrative charges (Adjustable Income Annuity)(note 3) ...............           -               -             -            -
                                                                                 -------          ------       -------      -------
    Investment income (loss) - net .........................................        (988)           (446)       (4,186)      (2,349)
                                                                                 -------          ------       -------      -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..................           -               -             -            -
                                                                                 -------          ------       -------      -------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ....................................................      34,211           1,231       193,157       55,942
    Cost of investments sold ...............................................     (37,441)         (1,321)     (200,019)     (59,425)
                                                                                 -------          ------       -------      -------
                                                                                  (3,230)            (90)       (6,862)      (3,483)
                                                                                 -------          ------       -------      -------
    Net realized gains (losses) on investments .............................      (3,230)            (90)       (6,862)      (3,483)
                                                                                 -------          ------       -------      -------

    Net change in unrealized appreciation or depreciation of investments ...     (13,676)         (4,483)      (78,373)      (6,510)
                                                                                 -------          ------       -------      -------
    Net gains (losses) on investments ......................................     (16,906)         (4,573)      (85,235)      (9,993)
                                                                                 -------          ------       -------      -------
Net increase (decrease) in net assets resulting from operations ............     (17,894)         (5,019)      (89,421)     (12,342)
                                                                                 =======          ======       =======      =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                 ----------------------------------------------
                                                                                  OPPENHEIMER      OPPENHEIMER    OPPENHEIMER
                                                                                    CAPITAL           HIGH       INTERNATIONAL
                                                                                 APPRECIATION(b)    INCOME(b)      GROWTH(b)
                                                                                 ---------------   -----------   -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ...............      $      -               -              -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ....             -               -              -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ......        (3,120)         (4,910)          (964)
  Administrative charges (MultiOption Classic/Achiever)(note 3) .............          (374)           (589)          (116)
  Administrative charges (MegAnnuity) (note 3) ..............................             -               -              -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .........             -               -              -
  Administrative charges (Adjustable Income Annuity)(note 3) ................             -               -              -
                                                                                   --------        --------        -------
    Investment income (loss) - net ..........................................        (3,494)         (5,499)        (1,080)
                                                                                   --------        --------        -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ...................             -              -               -
                                                                                   --------        --------        -------

  Realized gains (losses) on sales of investments:
    Proceeds from sales .....................................................        39,628         491,920          2,040
    Cost of investments sold ................................................       (42,521)       (497,484)        (2,363)
                                                                                   --------        --------        -------
                                                                                     (2,893)         (5,564)          (323)
                                                                                   --------        --------        -------
    Net realized gains (losses) on investments ..............................        (2,893)         (5,564)          (323)
                                                                                   --------        --------        -------

    Net change in unrealized appreciation or depreciation of investments ....        11,844           4,227        (24,704)
                                                                                   --------        --------        -------
    Net gains (losses) on investments .......................................         8,951          (1,337)       (25,027)
                                                                                   --------        --------        -------
Net increase (decrease) in net assets resulting from operations .............      $  5,457          (6,836)       (26,107)
                                                                                   ========        ========        =======

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------------------
                                                                              PUTNAM VT     PUTNAM VT       PUTNAM VT      PUTNAM VT
                                                                              GROWTH AND  INTERNATIONAL       NEW             NEW
                                                                              INCOME(b)     GROWTH(b)    OPPORTUNITIES(b)   VALUE(b)
                                                                              ----------  -------------  ----------------  ---------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............          -             -               -             -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..          -             -               -             -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....       (916)       (4,899)           (269)         (637)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........       (110)         (588)            (32)          (76)
  Administrative charges (MegAnnuity)(note 3) .............................          -             -               -             -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......          -             -               -             -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............          -             -               -             -
                                                                               -------      --------          ------        ------
    Investment income (loss) - net ........................................     (1,026)       (5,487)           (301)         (713)
                                                                               -------      --------          ------        ------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................         -              -               -             -
                                                                               -------      --------          ------        ------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................     15,435       297,597           1,263         5,427
    Cost of investments sold ..............................................    (15,991)     (302,823)         (1,254)       (6,479)
                                                                               -------      --------          ------        ------
                                                                                  (556)       (5,226)              9        (1,053)
                                                                               -------      --------          ------        ------
    Net realized gains (losses) on investments ............................       (556)       (5,226)              9        (1,053)
                                                                               -------      --------          ------        ------

    Net change in unrealized appreciation or depreciation of investments ..       (633)      (58,746)         (2,419)       (7,892)
                                                                               -------      --------          ------        ------
    Net gains (losses) on investments .....................................     (1,189)      (63,972)         (2,410)       (8,945)
                                                                               -------      --------          ------        ------
Net increase (decrease) in net assets resulting from operations ...........     (2,215)      (69,459)         (2,711)       (9,658)
                                                                               =======      ========          ======        ======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------------------
                                                                                   PUTNAM
                                                                                     VT
                                                                                 VOYAGER(b)
                                                                                 ----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............      $       -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..              -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....           (721)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........            (87)
  Administrative charges (MegAnnuity)(note 3) .............................              -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......              -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............              -
                                                                                 ---------
   Investment income (loss) - net .........................................           (808)
                                                                                 ---------

Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund ................              -
                                                                                 ---------

Realized gains (losses) on sales of investments:
   Proceeds from sales ....................................................         13,820
   Cost of investments sold ...............................................        (14,287)
                                                                                 ---------
                                                                                      (467)
                                                                                 ---------
   Net realized gains (losses) on investments .............................           (467)
                                                                                 ---------

   Net change in unrealized appreciation or depreciation of investments ...        (10,744)
                                                                                 ---------
   Net gains (losses) on investments ......................................        (11,211)
                                                                                 ---------
Net increase (decrease) in net assets resulting from operations ...........      $ (12,019)
                                                                                 =========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                        --------------------------------------------------------
                                                                                                        MONEY           ASSET
                                                                           GROWTH         BOND          MARKET       ALLOCATION
                                                                        ------------   -----------    -----------    -----------
Operations:
  Investment income (loss) - net ..................................     $ (1,525,516)   (1,762,404)        13,514     (3,543,713)
  Net realized gains (losses) on investments ......................      (22,158,408)      205,766              -    (24,807,615)
  Net change in unrealized appreciation or depreciation
    of investments ................................................      (16,216,894)   14,006,678              -     (3,425,445)
                                                                        ------------   -----------     ----------    -----------

Net increase (decrease) in net assets resulting from operations ...      (39,900,818)   12,450,040         13,514    (31,776,773)
                                                                        ------------   -----------     ----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ................................        5,113,529    14,641,960     33,465,439      8,330,127
    MultiOption Classic/Achiever ..................................        3,810,010    16,391,610     29,410,501      3,864,951
    MegAnnuity ....................................................        1,006,220       833,407      1,494,892        916,097
    Adjustable Income Annuity .....................................                -             -              -              -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ................................      (27,912,531)  (23,297,474)   (39,531,813)   (66,513,900)
    MultiOption Classic/Achiever ..................................       (2,317,377)   (5,658,069)   (29,530,608)    (4,614,014)
    MegAnnuity ....................................................       (1,449,265)   (1,411,680)    (2,606,453)    (1,254,978)
    Adjustable Income Annuity .....................................                -             -              -              -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ................................           (6,552)       (1,085)          (278)        32,320
    MultiOption Classic/Achiever ..................................               22           943              -        (22,941)
    MegAnnuity ....................................................              (14)         (108)             -           (134)
    Adjustable Income Annuity .....................................                -             -              -              -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ................................         (204,395)     (244,576)       (28,023)      (578,068)
    MultiOption Classic/Achiever ..................................          (25,461)     (140,377)        (9,817)       (15,390)
    MegAnnuity ....................................................           (2,828)       (2,078)             -        (22,161)
    Adjustable Income Annuity .....................................                -             -              -              -
                                                                        ------------   -----------     ----------    -----------

Increase (decrease) in net assets from contract transactions ......      (21,988,642)    1,112,473     (7,336,160)   (59,878,091)
                                                                        ------------   -----------     ----------    -----------

Increase (decrease) in net assets .................................      (61,889,460)   13,562,513     (7,322,646)   (91,654,864)

Net assets at the beginning of year ...............................      159,860,949   136,717,695     73,086,827    334,282,742
                                                                        ------------   -----------     ----------    -----------

Net assets at the end of year .....................................     $ 97,971,489   150,280,208     65,764,181    242,627,878
                                                                        ============   ===========     ==========    ===========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                         ----------------------------------------
                                                                          MORTGAGE        INDEX        CAPITAL
                                                                         SECURITIES        500       APPRECIATION
                                                                         -----------    ----------   ------------
Operations:
  Investment income (loss) - net ..................................       (1,826,007)   (2,744,271)    (1,343,431)
  Net realized gains (losses) on investments ......................        1,401,254    (4,303,855)   (24,069,464)
  Net change in unrealized appreciation or depreciation
    of investments ................................................       12,190,846   (56,842,987)   (21,130,782)
                                                                         -----------   -----------    -----------

Net increase (decrease) in net assets resulting from operations ...       11,766,093   (63,891,113)   (46,543,677)
                                                                         -----------   -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ................................       27,403,485    10,526,532      3,979,552
    MultiOption Classic/Achiever ..................................       19,848,768     7,447,258      1,531,118
    MegAnnuity ....................................................        1,947,384     2,504,984        364,337
    Adjustable Income Annuity .....................................                -     8,378,980              -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ................................      (23,774,762)  (43,541,872)   (26,069,506)
    MultiOption Classic/Achiever ..................................       (6,853,379)   (4,326,467)    (1,376,682)
    MegAnnuity ....................................................       (1,328,348)   (3,259,768)    (1,145,150)
    Adjustable Income Annuity .....................................                -      (635,709)             -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ................................               13       (26,549)        (7,538)
    MultiOption Classic/Achiever ..................................            1,632       (10,962)            (9)
    MegAnnuity ....................................................               14          (231)           (13)
    Adjustable Income Annuity .....................................                -      (286,737)             -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ................................         (221,692)     (408,779)      (178,991)
    MultiOption Classic/Achiever ..................................          (36,594)      (84,960)       (16,528)
    MegAnnuity ....................................................           (2,723)       (2,648)        (1,771)
    Adjustable Income Annuity .....................................                -    (1,886,175)             -
                                                                         -----------   -----------    -----------
Increase (decrease) in net assets from contract transactions ......       16,983,799   (25,613,103)   (22,921,181)
                                                                         -----------   -----------    -----------

Increase (decrease) in net assets .................................       28,749,892   (89,504,216)   (69,464,858)

Net assets at the beginning of year ...............................      136,919,160   283,002,183    153,135,035
                                                                         -----------   -----------    -----------
Net assets at the end of year .....................................      165,669,052   193,497,967     83,670,177
                                                                         ===========   ===========    ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------------
                                                                                                                     MATURING
                                                                                                       SMALL        GOVERNMENT
                                                                                 INTERNATIONAL        COMPANY          BOND
                                                                                     STOCK            GROWTH          2002(a)
                                                                                 -------------      -----------     ----------
Operations:
  Investment income (loss) - net ..........................................      $  (1,646,115)        (970,417)       150,655
  Net realized gains (losses) on investments ..............................         (7,762,264)     (13,556,133)       432,096
  Net change in unrealized appreciation or depreciation of investments ....        (17,424,174)     (18,824,843)       (58,792)
                                                                                 -------------      -----------     ----------

Net increase (decrease) in net assets resulting from operations ...........        (26,832,553)     (33,351,393)       523,959
                                                                                 -------------      -----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ........................................          4,979,206        3,811,190        107,571
    MultiOption Classic/Achiever ..........................................          4,680,883        1,975,757         10,722
    MegAnnuity ............................................................          2,222,582          626,047            194
    Adjustable Income Annuity .............................................                  -                -              -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ........................................        (27,398,665)     (15,923,208)    (7,417,060)
    MultiOption Classic/Achiever ..........................................         (1,765,686)      (1,426,138)      (392,425)
    MegAnnuity ............................................................         (2,525,234)        (815,318)      (525,208)
    Adjustable Income Annuity .............................................                  -                -              -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ........................................             (8,616)          (8,196)           (39)
    MultiOption Classic/Achiever ..........................................            (13,784)             208              -
    MegAnnuity ............................................................               (292)             (27)            (2)
    Adjustable Income Annuity .............................................                  -                -              -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ........................................           (252,522)        (172,097)          (567)
    MultiOption Classic/Achiever ..........................................            (15,906)          (3,995)             -
    MegAnnuity ............................................................             (9,953)            (785)        (1,388)
    Adjustable Income Annuity .............................................                  -                -              -
                                                                                 -------------      -----------     ----------
Increase (decrease) in net assets from contract transactions ..............        (20,107,987)     (11,936,562)    (8,218,202)
                                                                                 -------------      -----------     ----------

Increase (decrease) in net assets .........................................        (46,940,540)     (45,287,955)    (7,694,243)

Net assets at the beginning of year .......................................        154,874,874      106,352,320      7,694,243
                                                                                 -------------      -----------     ----------
Net assets at the end of year .............................................      $ 107,934,334       61,064,365              -
                                                                                 =============      ===========     ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    --------------------------------------------
                                                                                     MATURING        MATURING
                                                                                    GOVERNMENT      GOVERNMENT
                                                                                       BOND            BOND             VALUE
                                                                                       2006            2010             STOCK
                                                                                    ----------      ----------       -----------
Operations:
  Investment income (loss) - net .............................................        (110,045)        (81,648)         (925,405)
  Net realized gains (losses) on investments .................................         136,571         131,258        (3,476,643)
  Net change in unrealized appreciation or depreciation of investments .......         998,924       1,012,665        (8,880,656)
                                                                                    ----------      ----------       -----------
Net increase (decrease) in net assets resulting from operations ..............       1,025,450       1,062,275       (13,282,704)
                                                                                    ----------      ----------       -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ...........................................       2,765,964       4,197,923         4,503,789
    MultiOption Classic/Achiever .............................................          31,135         215,245         2,350,875
    MegAnnuity ...............................................................          45,551          90,202           634,147
    Adjustable Income Annuity ................................................               -               -                 -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ...........................................      (1,796,282)     (1,884,428)      (14,973,362)
    MultiOption Classic/Achiever .............................................         (18,848)        (39,930)       (1,257,461)
    MegAnnuity ...............................................................         (61,183)        (94,645)         (677,795)
    Adjustable Income Annuity ................................................               -               -                 -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ...........................................          (2,086)         (2,047)           (6,473)
    MultiOption Classic/Achiever .............................................               -               -               110
    MegAnnuity ...............................................................             (19)              -               (31)
    Adjustable Income Annuity ................................................               -               -                 -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ...........................................         (31,266)        (30,857)         (177,209)
    MultiOption Classic/Achiever .............................................               -               -           (11,491)
    MegAnnuity ...............................................................          (3,268)              -              (928)
    Adjustable Income Annuity ................................................               -               -                 -
                                                                                    ----------      ----------       -----------
Increase (decrease) in net assets from contract transactions .................         929,698       2,451,463        (9,615,829)
                                                                                    ----------      ----------       -----------

Increase (decrease) in net assets ............................................       1,955,148       3,513,738       (22,898,533)

Net assets at the beginning of year ..........................................       8,692,552       5,840,469        85,380,743
                                                                                    ----------      ----------       -----------
Net assets at the end of year ................................................      10,647,700       9,354,207        62,482,210
                                                                                    ==========      ==========       ===========

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                        --------------------------------------------------------
                                                                           SMALL
                                                                          COMPANY          GLOBAL       INDEX 400     MACRO-CAP
                                                                           VALUE            BOND         MID-CAP        VALUE
                                                                        ------------     ----------     ----------    ----------
Operations:
  Investment income (loss) - net ....................................   $   (360,108)      (398,500)      (261,980)     (181,165)
  Net realized gains (losses) on investments ........................       (250,398)       130,843       (898,757)   (1,360,913)
  Net change in unrealized appreciation or depreciation
    of investments ..................................................     (6,749,521)     6,432,594     (2,749,792)   (3,590,410)
                                                                        ------------     ----------     ----------    ----------

Net increase (decrease) in net assets resulting from operations .....     (7,360,027)     6,164,937     (3,910,529)   (5,132,488)
                                                                        ------------     ----------     ----------    ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ..................................      8,540,822      3,593,635      3,969,296     1,953,217
    MultiOption Classic/Achiever ....................................      5,606,443      4,079,790      2,308,787     1,293,981
    MegAnnuity ......................................................      1,234,440        466,670        606,665        71,975
    Adjustable Income Annuity .......................................              -              -              -             -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ..................................     (7,275,179)    (3,123,490)    (5,050,950)   (3,160,396)
    MultiOption Classic/Achiever ....................................     (2,001,706)    (1,526,044)    (1,433,934)     (591,570)
    MegAnnuity ......................................................       (752,832)      (106,537)      (482,956)      (28,257)
    Adjustable Income Annuity .......................................              -              -              -             -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ..................................         (2,840)          (109)          (161)          532
    MultiOption Classic/Achiever ....................................            389          1,058             70           975
    MegAnnuity ......................................................              -            (43)             -             -
    Adjustable Income Annuity .......................................              -              -              -             -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ..................................        (45,453)       (24,396)       (22,585)      (25,532)
    MultiOption Classic/Achiever ....................................        (25,120)        (8,720)       (18,898)      (25,862)
    MegAnnuity ......................................................             (4)          (413)             -             -
    Adjustable Income Annuity .......................................              -              -              -             -
                                                                        ------------     ----------     ----------    ----------
Increase (decrease) in net assets from contract transactions ........      5,278,960      3,351,401       (124,666)     (510,937)
                                                                        ------------     ----------     ----------    ----------

Increase (decrease) in net assets ...................................     (2,081,067)     9,516,338     (4,035,195)   (5,643,425)

Net assets at the beginning of period ...............................     27,119,932     36,124,400     21,884,881    17,416,946
                                                                        ------------     ----------     ----------    ----------
Net assets at the end of period .....................................   $ 25,038,865     45,640,738     17,849,686    11,773,521
                                                                        ============     ==========     ==========    ==========

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                        -------------------------------------------------
                                                                                         REAL         AIM
                                                                         MICRO-CAP      ESTATE     AGGRESSIVE      AIM
                                                                          GROWTH      SECURITIES   GROWTH(b)    BALANCED(b)
                                                                        ----------    ----------   ---------    ----------
Operations:
  Investment income (loss) - net ....................................     (259,351)     (250,571)      (553)        3,376
  Net realized gains (losses) on investments ........................   (3,675,932)      117,440        (54)         (147)
  Net change in unrealized appreciation or depreciation
    of investments ..................................................   (8,604,851)      540,351     (1,824)       (5,290)
                                                                        ----------    ----------    -------       -------
Net increase (decrease) in net assets resulting from operations .....   12,540,134)      407,220     (2,431)       (2,061)
                                                                        ----------    ----------    -------       -------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ..................................    1,687,182    11,069,990          -             -
    MultiOption Classic/Achiever ....................................    1,227,600     6,876,313    159,803       193,962
    MegAnnuity ......................................................      239,614       823,760          -             -
    Adjustable Income Annuity .......................................            -             -          -             -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ..................................   (4,814,148)   (3,538,893)         -             -
    MultiOption Classic/Achiever ....................................   (1,084,636)   (1,674,656)    (3,815)      (17,720)
    MegAnnuity ......................................................     (108,273)     (299,935)         -             -
    Adjustable Income Annuity .......................................            -             -          -             -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ..................................         (333)         (245)         -             -
    MultiOption Classic/Achiever ....................................      (10,721)          454          -             -
    MegAnnuity ......................................................            -             1          -             -
    Adjustable Income Annuity .......................................            -             -          -             -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ..................................      (22,334)      (16,227)         -             -
    MultiOption Classic/Achiever ....................................      (14,238)       (9,475)         -             -
    MegAnnuity ......................................................          (21)           (9)         -             -
    Adjustable Income Annuity .......................................            -             -          -             -
                                                                        ----------    ----------    -------       -------
Increase (decrease) in net assets from contract transactions ........   (2,900,308)   13,231,078    155,988       176,242
                                                                        ----------    ----------    -------       -------
Increase (decrease) in net assets ...................................  (15,440,442)   13,638,298    153,557       174,181
Net assets at the beginning of period ...............................   29,750,152    12,378,669          -             -
                                                                        ----------    ----------    -------       -------
Net assets at the end of period .....................................   14,309,710    26,016,967    153,557       174,181
                                                                        ==========    ==========    =======       =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------
                                                                               AIM
                                                                               DENT           AIM          AMERICAN       AMERICAN
                                                                            DEMOGRAPHIC     PREMIER     CENTURY INCOME     CENTURY
                                                                             TRENDS(b)     EQUITY(b)     AND GROWTH(b)     ULTRA(b)
                                                                            -----------    ---------    --------------   ---------
Operations:
  Investment income (loss) - net .......................................     $   (248)          216           (920)         (7,376)
  Net realized gains (losses) on investments ...........................       (1,015)          (52)          (328)        (11,545)
  Net change in unrealized appreciation or depreciation
    of investments .....................................................       (5,261)       (8,730)       (10,671)       (166,615)
                                                                             --------       -------        -------       ---------

Net increase (decrease) in net assets resulting from operations ........       (6,524)       (8,566)       (11,919)       (185,536)
                                                                             --------       -------        -------       ---------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................       49,014       265,581        239,070       2,783,803
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................       (9,984)         (396)        (4,809)       (672,774)
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................            -             -              -             219
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
  Annuity benefit payments:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................            -             -              -         (33,548)
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
                                                                             --------       -------        -------       ---------

Increase (decrease) in net assets from contract transactions ...........       39,030       265,185        234,261       2,077,700
                                                                             --------       -------        -------       ---------

Increase (decrease) in net assets ......................................       32,506       256,619        222,342       1,892,164

Net assets at the beginning of period ..................................            -             -              -               -
                                                                             --------       -------        -------       ---------

Net assets at the end of period ........................................     $ 32,506       256,619        222,342       1,892,164
                                                                             ========       =======        =======       =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------
                                                                                         CREDIT SUISSE
                                                                            AMERICAN         GLOBAL
                                                                             CENTURY      POST-VENTURE     FIDELITY VIP
                                                                            VALUE(b)        CAPITAL         CONTRAFUND
                                                                            --------     -------------     ------------
Operations:
  Investment income (loss) - net .......................................      (2,414)       (10,762)          (132,892)
  Net realized gains (losses) on investments ...........................      (5,060)      (124,373)        (1,216,999)
  Net change in unrealized appreciation or depreciation
    of investments .....................................................      (8,017)      (212,004)          (936,048)
                                                                             -------       --------         ----------

Net increase (decrease) in net assets resulting from operations ........     (15,491)      (347,139)        (2,285,939)
                                                                             -------       --------         ----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select .....................................           -         70,527          3,591,239
    MultiOption Classic/Achiever .......................................     589,543        139,860          3,959,363
    MegAnnuity .........................................................           -          1,201            119,315
    Adjustable Income Annuity ..........................................           -              -                  -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select .....................................           -        (94,342)        (3,782,378)
    MultiOption Classic/Achiever .......................................     (50,164)      (114,446)        (1,257,360)
    MegAnnuity .........................................................           -           (747)          (110,352)
    Adjustable Income Annuity ..........................................           -              -                  -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select .....................................           -              -                304
    MultiOption Classic/Achiever .......................................           -              -                 72
    MegAnnuity .........................................................           -              -                  -
    Adjustable Income Annuity ..........................................           -              -                  -
  Annuity benefit payments:
    MultiOption Flex/Single/Select .....................................           -              -            (18,250)
    MultiOption Classic/Achiever .......................................           -              -             (6,746)
    MegAnnuity .........................................................           -              -                  -
    Adjustable Income Annuity ..........................................           -              -                  -
                                                                             -------       --------         ----------
Increase (decrease) in net assets from contract transactions ...........     539,379          2,053          2,495,207
                                                                             -------       --------         ----------
Increase (decrease) in net assets ......................................     523,888       (345,086)           209,268

Net assets at the beginning of period ..................................           -        985,138         21,501,171
                                                                             -------       --------         ----------
Net assets at the end of period ........................................     523,888        640,052         21,710,439
                                                                             =======       ========         ==========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------------------
                                                                                                       FRANKLIN
                                                                         FIDELITY         FIDELITY     LARGE CAP
                                                                           VIP              VIP         GROWTH        FRANKLIN
                                                                      EQUITY-INCOME       MID CAP     SECURITIES(b)   SMALL CAP
                                                                      -------------       -------     -------------   ---------
Operations:
    Investment income (loss) - net...............................     $      37,542        (97,087)        (660)        (75,596)
    Net realized gains (losses) on investments...................          (786,907)      (268,730)        (708)       (531,330)
    Net change in unrealized appreciation or depreciation
       of investments............................................        (4,706,291)    (2,255,655)     (11,328)     (1,846,492)
                                                                      -------------     ----------      -------      ----------

Net increase (decrease) in net assets resulting from operations..        (5,455,656)    (2,621,472)     (12,696)     (2,453,418)
                                                                      -------------     ----------      -------      ----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select.............................         6,929,861      3,751,016            -       2,128,133
      MultiOption Classic/Achiever...............................         9,353,885      4,301,681      224,580       2,323,315
      MegAnnuity.................................................           198,398        192,701            -         182,576
      Adjustable Income Annuity..................................                 -              -            -               -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select.............................        (4,717,354)    (4,117,280)           -        (837,217)
      MultiOption Classic/Achiever...............................        (2,493,566)    (1,605,764)     (11,676)       (554,305)
      MegAnnuity.................................................          (118,862)      (117,261)           -         (35,407)
      Adjustable Income Annuity..................................                 -              -            -               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select.............................               (51)       (11,443)           -              54
      MultiOption Classic/Achiever...............................               176            954            -               -
      MegAnnuity.................................................                 1              1            -              (1)
      Adjustable Income Annuity..................................                 -              -            -               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select.............................           (18,304)       (11,951)           -          (9,744)
      MultiOption Classic/Achiever...............................           (46,200)       (19,705)           -            (102)
      MegAnnuity.................................................               (81)           (28)           -             (25)
      Adjustable Income Annuity..................................                 -              -            -               -
                                                                      -------------     ----------      -------      ----------
Increase (decrease) in net assets from contract transactions.....         9,087,903      2,362,921      212,904       3,197,277
                                                                      -------------     ----------      -------      ----------
Increase (decrease) in net assets................................         3,632,247       (258,551)     200,208         743,859
Net assets at the beginning of period............................        23,587,152     20,984,737            -       6,852,986
                                                                      -------------     ----------      -------      ----------
Net assets at the end of period..................................     $  27,219,399     20,726,186      200,208       7,596,845
                                                                      =============     ==========      =======      ==========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                       --------------------------------------------------
                                                                                          TEMPLETON
                                                                         FRANKLIN         DEVELOPING         TEMPLETON
                                                                       MUTUAL SHARES       MARKETS          GLOBAL ASSET
                                                                       SECURITIES(b)      SECURITIES        ALLOCATION(c)
                                                                       -------------      ----------        -------------
Operations:
    Investment income (loss) - net...............................          (1,563)           16,223             12,985
    Net realized gains (losses) on investments...................          (2,334)         (580,103)           (69,258)
    Net change in unrealized appreciation or depreciation
    of investments...............................................         (17,765)          400,725           (130,993)
                                                                          -------        ----------         ----------

Net increase (decrease) in net assets resulting from operations..         (21,662)         (163,155)          (187,266)
                                                                          -------        ----------         ----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select.............................               -         1,009,325          1,134,895
      MultiOption Classic/Achiever...............................         646,976           921,046          1,048,539
      MegAnnuity.................................................               -         1,704,737             81,891
      Adjustable Income Annuity..................................               -                 -                  -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select.............................               -        (1,496,901)          (377,616)
      MultiOption Classic/Achiever...............................         (58,983)         (532,641)          (236,225)
      MegAnnuity.................................................               -        (1,613,427)           (74,451)
      Adjustable Income Annuity..................................               -                 -                  -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select.............................               -            (1,235)                 -
      MultiOption Classic/Achiever...............................               -               319                 61
      MegAnnuity.................................................               -                 -                  -
      Adjustable Income Annuity..................................               -                 -                  -
    Annuity benefit payments:
      MultiOption Flex/Single/Select.............................               -          (23 ,808)                 -
      MultiOption Classic/Achiever...............................               -            (2,776)            (1,727)
      MegAnnuity.................................................               -                 -                  -
      Adjustable Income Annuity..................................               -                 -                  -
                                                                          -------        ----------         ----------
Increase (decrease) in net assets from contract transactions.....         587,993           (35,361)         1,575,367
                                                                          -------        ----------         ----------
Increase (decrease) in net assets................................         566,331          (198,516)         1,388,101
Net assets at the beginning of period............................               -         7,847,819          2,219,608
                                                                          -------        ----------         ----------
Net assets at the end of period..................................         566,331         7,649,303          3,607,709
                                                                          =======        ==========         ==========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                        JANUS           JANUS           JANUS             MFS
                                                                        ASPEN       ASPEN CAPITAL   INTERNATIONAL      INVESTORS
                                                                     BALANCED(b)    APPRECIATION        GROWTH      GROWTH STOCK(b)
                                                                     -----------    ------------    -------------   ---------------
Operations:
  Investment income (loss) - net..................................   $    5,351        (211,423)       (106,817)           (988)
  Net realized gains (losses) on investments......................         (484)     (3,735,309)     (3,523,629)         (3,230)
  Net change in unrealized appreciation or depreciation
    of investments................................................      (13,494)       (269,695)     (1,459,271)        (13,676)
                                                                     ----------      ----------      ----------         -------

Net increase (decrease) in net assets resulting from operations...       (8,627)     (4,216,427)     (5,089,717)        (17,894)
                                                                     ----------      ----------      ----------         -------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select................................            -       1,472,984       1,301,762               -
    MultiOption Classic/Achiever..................................      667,452       1,789,302       1,951,651         250,580
    MegAnnuity....................................................            -         175,773         225,662               -
    Adjustable Income Annuity.....................................            -               -               -               -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select................................            -      (4,075,915)     (2,906,461)              -
    MultiOption Classic/Achiever..................................      (22,858)     (1,400,914)     (1,050,985)        (33,223)
    MegAnnuity....................................................            -        (174,595)       (223,205)              -
    Adjustable Income Annuity.....................................            -               -               -               -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select................................            -              81            (292)              -
    MultiOption Classic/Achiever..................................            -             650             378               -
    MegAnnuity....................................................            -              (1)              1               -
    Adjustable Income Annuity.....................................            -               -               -               -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ...............................            -          (9,333)        (10,219)              -
    MultiOption Classic/Achiever .................................            -          (7,791)         (8,804)              -
    MegAnnuity ...................................................            -             (97)            (52)              -
    Adjustable Income Annuity.....................................            -               -               -               -
                                                                     ----------      ----------      ----------         -------

Increase (decrease) in net assets from contract transactions......      644,594      (2,229,856)       (720,564)        217,357
                                                                     ----------      ----------      ----------         -------

Increase (decrease) in net assets.................................      635,967      (6,446,283)     (5,810,281)        199,463

Net assets at the beginning of period.............................            -      24,324,231      19,195,115               -
                                                                     ----------      ----------      ----------         -------

Net assets at the end of period...................................   $  635,967      17,877,948      13,384,834         199,463
                                                                     ==========      ==========      ==========         =======

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------
                                                                        MFS          MFS
                                                                      MID CAP        NEW           MFS
                                                                     GROWTH(b)   DISCOVERY(b)    VALUE(b)
                                                                     ---------   ------------    --------
Operations:
  Investment income (loss) - net..................................       (446)       (4,186)      (2,349)
  Net realized gains (losses) on investments......................        (90)       (6,862)      (3,483)
  Net change in unrealized appreciation or depreciation
    of investments................................................     (4,483)      (78,373)      (6,510)
                                                                      -------       -------      -------

Net increase (decrease) in net assets resulting from operations...     (5,019)      (89,421)     (12,342)
                                                                      -------       -------      -------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................    100,175     1,197,409      775,325
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity.....................................          -             -            -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................       (785)     (180,947)     (53,594)
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity.....................................          -             -            -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................          -            81            -
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity.....................................          -             -            -
  Annuity benefit payments:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................          -        (8,106)           -
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity ....................................          -             -            -
                                                                      -------     ---------      -------

Increase (decrease) in net assets from contract transactions......     99,390     1,008,437      721,731
                                                                      -------     ---------      -------

Increase (decrease) in net assets.................................     94,371       919,016      709,389

Net assets at the beginning of period.............................          -             -            -
                                                                      -------     ---------      -------

Net assets at the end of period...................................     94,371       919,016      709,389
                                                                      =======     =========      =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                         OPPENHEIMER        OPPENHEIMER     OPPENHEIMER    PUTNAM VT
                                                                           CAPITAL             HIGH        INTERNATIONAL  GROWTH AND
                                                                        APPRECIATION(b)      INCOME(b)       GROWTH(b)     INCOME(b)
                                                                        ---------------     -----------    -------------  ----------
Operations:
       Investment income (loss) - net................................    $   (3,494)           (5,499)        (1,080)       (1,026)
       Net realized gains (losses) on investments....................        (2,893)           (5,564)          (323)         (556)
       Net change in unrealized appreciation or depreciation
         of investments..............................................        11,844             4,227        (24,704)         (633)
                                                                         ----------         ---------        -------       -------

Net increase (decrease) in net assets resulting from operations......         5,457            (6,836)       (26,107)       (2,215)
                                                                         ----------         ---------        -------       -------

Contract transactions (notes 2, 3, 4 and 5):
       Contract purchase payments:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................       753,576         1,494,097        257,290       258,559
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
       Contract terminations, withdrawal payments and charges:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................       (36,135)         (464,103)          (961)      (14,409)
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
       Actuarial adjustments for mortality experience on
         annuities in payment period:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................             -               126              -             -
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
       Annuity benefit payments:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................             -           (22,443)             -             -
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
                                                                         ----------         ---------        -------       -------
Increase in net assets from contract transactions....................       717,441         1,007,677        256,329       244,150
                                                                         ----------         ---------        -------       -------
Increase in net assets...............................................       722,898         1,000,841        230,222       241,935

Net assets at the beginning of period................................             -                 -              -             -
                                                                         ----------         ---------        -------       -------
Net assets at the end of period......................................    $  722,898         1,000,841        230,222       241,935
                                                                         ==========         =========        =======       =======

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                        ----------------------------------------------
                                                                           PUTNAM VT         PUTNAM VT       PUTNAM VT
                                                                         INTERNATIONAL          NEW             NEW
                                                                           GROWTH(b)      OPPORTUNITIES(b)    VALUE(b)
                                                                         -------------    ----------------   ---------
Operations:
       Investment income (loss) - net................................       (5,487)             (301)           (713)
       Net realized gains (losses) on investments....................       (5,226)                9          (1,053)
       Net change in unrealized appreciation or depreciation
         of investments..............................................      (58,746)           (2,419)         (7,892)
                                                                         ---------          --------         -------

Net increase (decrease) in net assets resulting from operations......      (69,459)           (2,711)         (9,658)
                                                                         ---------          --------         -------

Contract transactions (notes 2, 3, 4 and 5):
       Contract purchase payments:
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................    1,664,080            71,252         151,411
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
       Contract terminations, withdrawal payments and charges
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................     (281,742)             (963)         (4,713)
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
       Actuarial adjustments for mortality experience on
         annuities in payment period:
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................           44                 -               -
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
       Annuity benefit payments:
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................      (10,411)                -               -
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
                                                                         ---------          --------         -------
Increase in net assets from contract transactions....................    1,371,971            70,289         146,698
                                                                         ---------          --------         -------
Increase in net assets...............................................    1,302,512            67,578         137,040

Net assets at the beginning of period................................            -                 -               -
                                                                         ---------          --------         -------
Net assets at the end of period......................................    1,302,512            67,578         137,040
                                                                         =========          ========         =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                    -----------------------
                                                                          PUTNAM
                                                                            VT
                                                                         VOYAGER(b)
                                                                         ----------
Operations:
   Investment income (loss) - net................................      $       (808)
   Net realized gains (losses) on investments....................              (467)
   Net change in unrealized appreciation or depreciation
      of investments.............................................           (10,744)
                                                                       ------------

Net increase (decrease) in net assets resulting from operations..           (12,019)
                                                                       ------------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................           203,125
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
   Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................           (13,012)
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
   Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................                 -
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
   Annuity benefit payments:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................                 -
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
                                                                       ------------
Increase in net assets from contract transactions................           190,113
                                                                       ------------
Increase in net assets...........................................           178,094
Net assets at the beginning of period............................                 -
                                                                       ------------
Net assets at the end of period..................................      $    178,094
                                                                       ============

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                    ---------------------------------------------
                                                                                                         MONEY
                                                                         GROWTH            BOND          MARKET
                                                                         ------            ----          ------
Operations:
  Investment income(loss)-net....................................   $    (2,280,743)    12,737,432      1,542,140
  Net realized gains(losses) on investments......................        17,444,531        114,094              -
  Net change in unrealized appreciation or depreciation
     of investments..............................................       (77,895,141)    (4,892,896)             -
                                                                    ---------------    -----------    -----------

Net increase(decrease)in net assets resulting from operations....       (62,731,353)     7,958,630      1,542,140
                                                                    ---------------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select..............................        10,086,516     18,192,981     59,023,455
     MultiOption Classic/Achiever................................         6,028,840     12,165,387     28,700,388
     MegAnnuity..................................................         1,043,473      1,409,273      3,095,448
     Adjustable Income Annuity...................................                 -              -              -
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select..............................       (41,321,119)   (19,702,710)   (47,048,535)
     MultiOption Classic/Achiever................... ............        (1,684,933)    (1,594,115)   (23,997,060)
     MegAnnuity..................................................        (1,410,456)    (1,316,793)    (2,178,604)
     Adjustable Income Annuity...................................                 -              -              -
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select..............................            (5,100)           (760)         (313)
     MultiOption Classic/Achiever................... ............                 3           (428)             -
     MegAnnuity..................................................               (31)           (83)             -
     Adjustable Income Annuity...................................                 -              -              -
  Annuity benefit payments:
     MultiOption Flex/Single/Select..............................          (264,450)      (222,295)       (30,184)
     MultiOption Classic/Achiever................................           (27,190)       (53,069)       (10,129)
     MegAnnuity..................................................            (5,035)        (2,056)             -
     Adjustable Income Annuity...................................                 -              -              -
                                                                    ---------------    -----------    -----------
Increase(decrease) in net assets from contract transactions......       (27,559,482)     8,875,332     17,554,466
                                                                    ---------------    -----------    -----------
Increase(decrease) in net assets.................................       (90,290,835)    16,833,962     19,096,606

Net assets at the beginning of year..............................       250,151,784    119,883,733     53,990,221
                                                                    ---------------    -----------    -----------
Net assets at the end of year....................................   $   159,860,949    136,717,695     73,086,827
                                                                    ===============    ===========    ===========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  ASSET            MORTGAGE             INDEX           CAPITAL
                                                                ALLOCATION        SECURITIES             500          APPRECIATION
                                                               ------------       -----------        -----------      ------------
Operations:
  Investment income(loss)-net..............................       2,419,575        13,096,185           (918,346)       (2,066,228)
  Net realized gains(losses) on investments................      30,932,298           948,443         12,483,839        48,160,273
  Net change in unrealized appreciation or depreciation
     of investments........................................    (107,229,500)       (5,803,739)       (59,177,857)     (105,213,252)
                                                               ------------       -----------        -----------      ------------

Net increase(decrease)in net assets resulting from
     operations............................................     (73,877,627)        8,240,889        (47,612,364)      (59,119,207)
                                                               ------------       -----------        -----------      ------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select........................      13,663,875        26,621,194         17,255,786         6,151,204
     MultiOption Classic/Achiever..........................       9,538,808        20,289,595         11,029,755         3,298,061
     MegAnnuity............................................         866,771         1,116,618          2,185,449           592,549
     Adjustable Income Annuity.............................               -                 -          5,215,886                 -
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select........................     (84,633,135)      (18,176,515)       (56,539,241)      (35,907,111)
     MultiOption Classic/Achiever..........................      (6,264,052)       (3,245,732)        (3,205,633)       (1,019,427)
     MegAnnuity............................................      (1,764,676)         (503,949)        (2,199,505)       (1,255,993)
     Adjustable Income Annuity.............................               -                 -         (4,939,393)                -
  Actuarial adjustments for mortality experience
     on annuities in payment period:
     MultiOption Flex/Single/Select........................         (28,921)            2,472            (25,318)          (10,269)
     MultiOption Classic/Achiever................... ......            (157)           (1,181)              (541)              185
     MegAnnuity............................................             (86)                2               (259)              (21)
     Adjustable Income Annuity.............................               -                 -            922,269                 -
  Annuity benefit payments:
     MultiOption Flex/Single/Select........................        (665,516)         (184,148)          (502,563)         (268,691)
     MultiOption Classic/Achiever..........................         (15,379)          (13,722)           (61,780)          (21,611)
     MegAnnuity............................................         (24,334)             (562)            (4,949)           (2,465)
     Adjustable Income Annuity.............................               -                 -         (2,133,724)                -
                                                               ------------       -----------        -----------      ------------
Increase(decrease) in net assets from contract
     transactions..........................................     (69,326,802)       25,904,072        (33,003,761)      (28,443,587)
                                                               ------------       -----------        -----------      ------------
Increase(decrease) in net assets...........................    (143,204,429)       34,144,961        (80,616,125)      (87,562,794)

Net assets at the beginning of year........................     477,487,171       102,774,199        363,618,308       240,697,829
                                                               ------------       -----------        -----------      ------------
Net assets at the end of year..............................     334,282,742       136,919,160        283,002,183       153,135,035
                                                               ============       ===========        ===========      ============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------------
                                                                                                               MATURING
                                                                                              SMALL           GOVERNMENT
                                                                      INTERNATIONAL          COMPANY             BOND
                                                                          STOCK              GROWTH              2002
                                                                      -------------        -----------        ----------
Operations:
   Investment income (loss) - net.................................    $   5,171,212         (1,336,180)          321,328
   Net realized gains (losses) on investments.....................       14,994,802         37,335,600            28,803
   Net change in unrealized appreciation or depreciation
      of investments..............................................      (44,770,596)       (59,319,337)          112,049
                                                                      -------------        -----------        ----------

Net increase (decrease) in net assets resulting from operations...      (24,604,582)       (23,319,917)          462,180
                                                                      -------------        -----------        ----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select..............................        6,792,408          5,509,192           980,548
      MultiOption Classic/Achiever................................        4,258,361          3,265,758            10,855
      MegAnnuity..................................................        1,078,325            505,694            25,340
      Adjustable Income Annuity...................................                -                  -                 -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select..............................      (33,691,697)       (21,332,603)       (1,045,734)
      MultiOption Classic/Achiever................................         (947,084)        (1,071,471)          (26,916)
      MegAnnuity..................................................       (1,761,063)          (925,593)       (1,289,407)
      Adjustable Income Annuity...................................                -                  -                 -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select..............................           (5,625)            (9,842)              (48)
      MultiOption Classic/Achiever................................             (137)              (176)                -
      MegAnnuity..................................................             (288)               (29)                1
      Adjustable Income Annuity...................................                -                  -                 -
  Annuity benefit payments:
      MultiOption Flex/Single/Select..............................         (305,253)          (219,773)           (2,478)
      MultiOption Classic/Achiever................................           (7,467)            (4,147)                -
      MegAnnuity..................................................          (11,304)              (954)                -
      Adjustable Income Annuity...................................                -                  -                 -
                                                                      -------------        -----------        ----------

Increase (decrease) in net assets from contract transactions......      (24,600,824)       (14,283,944)       (1,347,839)
                                                                      -------------        -----------        ----------

Increase (decrease) in net assets.................................      (49,205,406)       (37,603,861)         (885,659)

Net assets at the beginning of year...............................      204,080,280        143,956,181         8,579,902
                                                                      -------------        -----------        ----------

Net assets at the end of year.....................................    $ 154,874,874        106,352,320         7,694,243
                                                                      =============        ===========        ==========


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------
                                                                         MATURING           MATURING
                                                                        GOVERNMENT         GOVERNMENT
                                                                           BOND               BOND              VALUE
                                                                           2006               2010              STOCK
                                                                        ----------        ----------         -----------
Operations:
   Investment income (loss) - net.................................         333,622           557,137            (143,728)
   Net realized gains (losses) on investments.....................          78,786            85,793          (1,118,873)
   Net change in unrealized appreciation or depreciation
      of investments..............................................          77,124          (476,175)        (10,703,718)
                                                                        ----------        ----------         -----------

Net increase (decrease) in net assets resulting from operations...         489,532           166,755         (11,966,319)
                                                                        ----------        ----------         -----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select..............................       2,814,823         1,804,178           6,524,582
      MultiOption Classic/Achiever................................         121,144            39,550           3,177,504
      MegAnnuity..................................................         307,331           122,476             337,749
      Adjustable Income Annuity...................................               -                 -                   -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select..............................      (1,355,238)       (1,532,887)        (18,803,700)
      MultiOption Classic/Achiever................................         (42,922)          (35,066)           (773,549)
      MegAnnuity..................................................         (32,348)         (204,630)           (338,561)
      Adjustable Income Annuity...................................               -                 -                   -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select..............................          (1,675)           (1,619)             (6,284)
      MultiOption Classic/Achiever................................               -                 -                 (99)
      MegAnnuity..................................................              (9)                -                 (33)
      Adjustable Income Annuity...................................               -                 -                   -
  Annuity benefit payments:
      MultiOption Flex/Single/Select..............................         (31,940)          (31,130)           (210,702)
      MultiOption Classic/Achiever................................               -                 -              (3,550)
      MegAnnuity..................................................          (3,300)                -              (1,058)
      Adjustable Income Annuity...................................               -                 -                   -
                                                                        ----------        ----------         -----------

Increase (decrease) in net assets from contract transactions .....       1,775,866           160,872         (10,097,701)
                                                                        ----------        ----------         -----------

Increase (decrease) in net assets.................................       2,265,398           327,627         (22,064,020)

Net assets at the beginning of year...............................       6,427,154         5,512,842         107,444,763
                                                                        ----------        ----------         -----------

Net assets at the end of year.....................................       8,692,552         5,840,469          85,380,743
                                                                        ==========        ==========         ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED DECEMBER 31,2001

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------------------
                                                                                    SMALL
                                                                                   COMPANY       GLOBAL     INDEX 400    MACRO-CAP
                                                                                    VALUE         BOND       MID-CAP       VALUE
                                                                                   -------       ------     ---------    ----------
Operations:
    Investment income(loss)- net..............................................  $   (286,814)     (58,502)     (85,857)    (202,192)
    Net realized gains(losses) on investments.................................     2,487,180     (145,764)     931,979     (849,895)
    Net change in unrealized appreciation or depreciation
         of investments.......................................................       408,180     (682,425)  (1,430,377)    (857,852)
                                                                                ------------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations...............     2,608,546     (886,691)    (584,255)  (1,909,939)
                                                                                ------------   ----------   ----------   ----------

Contract transactions(notes 2,3,4 and 5):
   Contract purchase payments:
         MultiOption Flex/Single/Select.......................................    10,824,632    2,205,693    4,094,858    3,294,368
         MultiOption Classic/Achiever.........................................     4,274,965    3,194,978    2,338,091    2,257,223
         MegAnnuity...........................................................       507,905       17,236      137,002      186,496
         Adjustable Income Annuity............................................             -            -            -            -
   Contract terminations, withdrawal payments and charges:
         MultiOption Flex/Single/Select.......................................    (6,838,968)  (2,451,032)  (5,477,900)  (6,420,190)
         MultiOption Classic/Achiever.........................................      (827,001)    (532,392)    (598,273)    (389,578)
         MegAnnuity...........................................................       (100516)     (12,961)     (98,032)     (17,620)
        Adjustable Income Annuity.............................................             -            -            -            -
   Actuarial adjustments for mortality experience on annuities in payment period:
         MultiOption Flex/Single/Select.......................................        (3,207)         776         (457)         393
         MultiOption Classic/Achiever.........................................        (2,787)        (863)         (56)      (1,036)
         MegAnnuity...........................................................             -            2            -           (1)
         Adjustable Income Annuity............................................             -            -            -            -
   Annuity benefit payments:
         MultiOption Flex/Single/Select.......................................       (40,916)     (20,022)     (22,471)     (24,412)
         MultiOption Classic/Achiever.........................................       (10,945)      (5,859)     (12,134)     (16,561)
         MegAnnuity...........................................................           (64)         (56)         (57)         (84)
         Adjustable Income Annuity............................................             -            -            -            -
                                                                                ------------   ----------   ----------   ----------
Increase (decrease) in net assets from contract transactions .................     7,783,098    2,395,500      360,571   (1,131,003)
                                                                                ------------   ----------   ----------   ----------
Increase (decrease) in net assets.............................................    10,391,644    1,508,809     (223,684)  (3,040,942)

Net assets at the beginning of year...........................................    16,728,288   34,615,591   22,108,565   20,457,888
                                                                                ------------   ----------   ----------   ----------
Net assets at the end of year.................................................  $ 27,119,932   36,124,400   21,884,881   17,416,946
                                                                                ============   ==========   ==========   ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                 --------------------------------------------------
                                                                                                  REAL       TEMPLETON   TEMPLETON
                                                                                   MICRO-CAP     ESTATE      DEVELOPING    ASSET
                                                                                    GROWTH     SECURITIES     MARKETS     STRATEGY
                                                                                 -----------   ----------   ----------   ----------
Operations:
    Investment income(loss)- net..............................................      (387,231)     271,041      (95,837)      96,653
    Net realized gains(losses) on investments.................................    (2,135,308)     (12,395)    (455,722)     (34,067)
    Net change in unrealized appreciation or depreciation
         of investments.......................................................    (2,236,324)     583,655     (263,748)    (162,735)
                                                                                 -----------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations...............    (4,758,863)     842,301     (815,307)    (100,149)
                                                                                 -----------   ----------   ----------   ----------

Contract transactions(notes 2,3,4 and 5):
   Contract purchase payments:
         MultiOption Flex/Single/Select.......................................     2,675,725    3,552,503      546,740    1,241,844
         MultiOption Classic/Achiever.........................................     2,543,006    2,080,682      781,856    1,039,874
         MegAnnuity...........................................................        94,341      209,909       36,709       62,009
         Adjustable Income Annuity............................................             -            -            -            -
   Contract terminations, withdrawal payments and charges:
         MultiOption Flex/Single/Select.......................................    (6,704,780)  (1,911,551)  (1,305,686)    (190,301)
         MultiOption Classic/Achiever.........................................    (1,171,087)    (364,755)    (235,020)     (19,997)
         MegAnnuity...........................................................      (105,203)     (44,705)     (48,098)      (5,074)
         Adjustable Income Annuity............................................             -            -            -            -
   Actuarial adjustments for mortality experience on annuities in payment period:
         MultiOption Flex/Single/Select.......................................          (171)        (120)      (1,080)           -
         MultiOption Classic/Achiever.........................................          (434)        (301)        (774)         (13)
         MegAnnuity...........................................................             -            -           (1)           -
         Adjustable Income Annuity............................................             -            -            -            -
   Annuity benefit payments:
         MultiOption Flex/Single/Select.......................................       (25,940)      (6,418)     (24,855)           -
         MultiOption Classic/Achiever.........................................       (13,749)      (1,432)      (2,892)        (463)
         MegAnnuity ..........................................................           (70)           -          (18)           -
         Adjustable Income Annuity............................................             -            -            -            -
                                                                                 -----------   ----------   ----------   ----------
Increase (decrease) in net assets from contract transactions .................    (2,708,362)   3,513,812     (253,119)   2,127,879
                                                                                 -----------   ----------   ----------   ----------
Increase (decrease) in net assets.............................................    (7,467,225)   4,356,113   (1,068,426)   2,027,730

Net assets at the beginning of year...........................................    37,217,377    8,022,556    8,916,245      191,878
                                                                                 -----------   ----------   ----------   ----------
Net assets at the end of year.................................................    29,750,152   12,378,669    7,847,819    2,219,608
                                                                                 ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                                       FIDELITY        FIDELITY         FIDELITY
                                                                      FRANKLIN            VIP            VIP               VIP
                                                                      SMALL CAP         MID CAP       CONTRAFUND      EQUITY-INCOME
                                                                     -----------      ----------      -----------     -------------
Operations:
   Investment income (loss) - net................................  $   (43,857)       (252,541)        (121,657)         (37,978)
   Net realized gains (losses) on investments....................     (150,955)        (80,942)        (204,398)         403,381
   Net change in unrealized appreciation or depreciation
       of investments............................................     (363,329)       (528,418)      (2,416,985)      (1,289,643)
                                                                   -----------       ---------      -----------      -----------

Net increase (decrease) in net assets resulting from operations..     (558,141)       (861,901)      (2,743,040)        (924,240)
                                                                   -----------       ---------      -----------      -----------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
        MultiOption Flex/Single/Select...........................    2,505,342       3,145,949        3,423,303        9,483,718
        MultiOption Classic/Achiever.............................    2,884,392       3,636,395        4,699,169        6,322,845
        MegAnnuity...............................................       92,420         117,742          174,173          389,754
        Adjustable Income Annuity................................            -               -                -                -
   Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select...........................     (363,137)     (3,377,930)      (2,359,640)      (1,069,899)
        MultiOption Classic/Achiever.............................     (234,906)       (570,118)        (444,531)        (305,024)
        MegAnnuity...............................................            -        (198,195)        (225,238)        (334,703)
        Adjustable Income Annuity................................            -               -                -                -
   Actuarial adjustments for mortality experience on
     annuities in payment period:
        MultiOption Flex/Single/Select...........................          173             193              107               13
        MultiOption Classic/Achiever.............................            -            (867)              89             (100)
        MegAnnuity...............................................            2               1                -                1
        Adjustable Income Annuity................................            -               -                -                -
   Annuity benefit payments:
        MultiOption Flex/Single/Select...........................       (4,373)         (4,235)          (7,904)          (7,205)
        MultiOption Classic/Achiever.............................            -          (7,239)          (6,742)          (5,941)
        MegAnnuity...............................................           (5)             (5)               -              (14)
        Adjustable Income Annuity................................            -               -                -                -
                                                                   -----------       ---------      -----------     ------------

Increase in net assets from contract transactions ...............    4,879,909       2,741,691        5,252,787       14,473,445
                                                                   -----------       ---------      -----------     ------------

Increase in net assets...........................................    4,321,768       1,879,790        2,509,746       13,549,205

Net assets at the beginning of year..............................    2,531,218      19,104,947       18,991,425       10,037,947
                                                                   -----------      ----------      -----------     ------------

Net assets at the end of year....................................  $ 6,852,986      20,984,737       21,501,171       23,587,152
                                                                   ===========      ==========      ===========     ============

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------------------
                                                                     JANUS ASPEN      JANUS ASPEN     CREDIT SUISSE
                                                                       CAPITAL       INTERNATIONAL     GLOBAL POST-
                                                                     APPRECIATION       GROWTH        VENTURE CAPITAL
                                                                     ------------    -------------    ---------------
Operations:
   Investment income (loss) - net................................     (109,977)       (113,503)        (10,667)
   Net realized gains (losses) on investments....................   (2,415,269)     (2,022,713)       (107,724)
   Net change in unrealized appreciation or depreciation
       of investments............................................   (4,636,027)     (3,641,922)       (140,812)
                                                                   -----------     -----------      ----------

Net increase (decrease) in net assets resulting from operations..   (7,161,273)     (5,778,138)       (259,203)
                                                                   -----------     -----------      ----------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
        MultiOption Flex/Single/Select...........................    2,648,153       2,841,311         313,174
        MultiOption Classic/Achiever.............................    4,328,073       3,889,896         619,197
        MegAnnuity...............................................      233,032         205,795           1,186
        Adjustable Income Annuity................................            -               -               -
   Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select...........................   (3,885,686)     (2,736,852)       (111,766)
        MultiOption Classic/Achiever.............................     (968,060)       (384,028)       (207,007)
        MegAnnuity...............................................     (213,870)       (153,916)         (1,495)
        Adjustable Income Annuity................................            -               -               -
   Actuarial adjustments for mortality experience on
     annuities in payment period:
        MultiOption Flex/Single/Select...........................          (66)            148               -
        MultiOption Classic/Achiever.............................         (745)           (462)              -
        MegAnnuity...............................................            2               1               -
        Adjustable Income Annuity................................            -               -               -
   Annuity benefit payments:
        MultiOption Flex/Single/Select...........................       (4,140)         (6,584)              -
        MultiOption Classic/Achiever.............................       (9,307)        (11,281)              -
        MegAnnuity...............................................          (19)            (10)              -
        Adjustable Income Annuity................................            -               -               -
                                                                   -----------     -----------      ----------

Increase in net assets from contract transactions................    2,127,367       3,644,018         613,289
                                                                   -----------     -----------      ----------

Increase in net assets...........................................   (5,033,906)     (2,134,120)        354,086

Net assets at the beginning of year..............................   29,358,137      21,329,235         631,052
                                                                   -----------     -----------      ----------

Net assets at the end of year....................................   24,324,231      19,195,115         985,138
                                                                   ===========     ===========      ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts consisting of fifty segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Acheiver (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the fifty segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), AIM Variable Insurance Funds, American Century Variable Portfolios, Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Putnam Variable Trust (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, AIM Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation (formerly Templeton Asset Strategy), Janus Balanced, Janus Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund; Series II shares of AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, and AIM Premier Equity Funds of AIM Variable Insurance Funds; Class II shares of American Century VP Income and Growth, American Century VP Ultra, and American Century Value Funds of American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of Fidelity VIP Contrafund, Fidelity VIP Equity-Income, and Fidelity VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation (formerly Templeton Asset Strategy) Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus International Growth Porfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust, respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Fund. Both Securian and Advantus are sister companies of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

    INVESTMENTS IN UNDERLYING FUNDS

    Investments in shares of the Fund are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Funds. Therefore, no dividend income is recorded in the statement of operations related to such consent dividends.

    FEDERAL INCOME TAXES

    The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

    CONTRACTS IN ANNUITY PAYMENT PERIOD

    MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

    Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

    MEGANNUITY:

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
    3.50 percent.

    ADJUSTABLE INCOME ANNUITY:

    Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    MULTIOPTION FLEX/SINGLE/SELECT:

    The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

    A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2002 and 2001, contingent deferred sales charges totaled $2,666,946 and $3,921,451, respectively.

    MULTIOPTION CLASSIC/ACHIEVER:

    The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

    The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

    A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2002 and 2001, contingent deferred sales charges totaled $843,907 and $500,225, respectively.

    MEGANNUITY:

    The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account.

    Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2002 and 2001.

                            VARIABLE ANNUITY ACCOUNT

    ADJUSTABLE INCOME ANNUITY:

    The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

    The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

    Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

         A sales charge ranging from 1.50 to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2002 and 2001 amounted to $19,591 and $5,118, respectively.

         A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2002 and 2001 amounted to $44,944 and $28,646, respectively.

         A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2002 and 2001 amounted to $963 and $2,242, respectively.

    OTHER:

    To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.95% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2002:

Growth...............................................    $   9,929,761
Bond.................................................       31,866,978
Money Market.........................................       65,232,846
Asset Allocation.....................................       13,111,174
Mortgage Securities..................................       49,293,012
Index 500............................................       28,857,755
Capital Appreciation.................................        5,875,006
International Stock..................................       11,882,672
Small Company Growth.................................        6,412,994
Maturing Government Bond 2002........................          378,035
Maturing Government Bond 2006........................        2,842,651
Maturing Government Bond 2010........................        4,508,617
Value Stock..........................................        7,488,811
Small Company Value..................................       15,381,705
Global Bond..........................................        8,249,334
Index 400 Mid-Cap....................................        6,884,748
Macro-Cap Value......................................        3,319,173
Micro-Cap Growth.....................................        3,154,396
Real Estate Securities...............................       18,773,268
AIM Aggressive Growth................................          159,805
AIM Balanced.........................................          198,025
AIM Dent Demographic Trends..........................           49,014
AIM Premier Equity...................................          266,302
American Century Income and Growth...................          239,070
American Century Ultra...............................        2,785,164
American Century Value...............................          589,542
Credit Suisse Global Post-Venture Capital............          211,586
Fidelity VIP Contrafund..............................        7,824,802
Fidelity VIP Equity-Income...........................       17,400,462
Fidelity VIP Mid Cap.................................        8,420,805
Franklin Large Cap Growth Securities.................          224,998
Franklin Small Cap...................................        4,651,394
Franklin Mutual Shares Securities....................          649,993
Templeton Developing Market Securities...............        3,755,541
Templeton Global Asset Allocation....................        2,318,015
Janus Aspen Balanced.................................          675,684
Janus Aspen Capital Appreciation.....................        3,502,055
Janus Aspen International Growth.....................        3,582,185
MFS Investors Growth Stock...........................          250,580
MFS Mid Cap Growth...................................          100,175
MFS New Discovery....................................        1,197,408
MFS Value............................................          775,324
Oppenheimer Capital Appreciation.....................          753,575
Oppenheimer High Income..............................        1,494,098
Oppenheimer International Growth.....................          257,289
Putnam VT Growth and Income..........................          258,559
Putnam VT International Growth.......................        1,664,081
Putnam VT New Opportunities..........................           71,251
Putnam VT New Value..................................          151,411
Putnam VT Voyager....................................          203,125

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT

         Transactions in units for each segregated sub-account for the years ended December 31, 2002 and 2001 were as follows:

                                                                       SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------
                                                                                 MONEY         ASSET           MORTGAGE
                                               GROWTH              BOND          MARKET      ALLOCATION       SECURITIES
                                             -----------        ----------     ----------    -----------      ----------
Units outstanding at
  December 31, 2000 ......................    44,741,308        40,948,594     20,332,821    110,523,979      35,322,437
      Contract purchase
              payments....................     2,386,244         6,629,588     31,782,472      3,764,276       9,835,724
      Contract terminations,
              withdrawal payments
              and charges.................   (10,130,967)       (7,253,000)   (25,360,133)   (24,585,662)     (6,801,904)
                                             -----------        ----------     ----------    -----------      ----------
Units outstanding at
  December 31, 2001 ......................    36,996,585        40,325,182     26,755,160     89,702,593      38,356,257
      Contract purchase
              payments....................     1,571,397         4,977,792     17,843,338      2,554,862       9,429,289
      Contract terminations,
              withdrawal payments
              and charges.................    (8,834,941)       (8,072,567)   (21,077,921)   (21,009,089)     (8,286,775)
                                             -----------        ----------     ----------    -----------      ----------
Units outstanding at
  December 31, 2002 ......................    29,733,041        37,230,407     23,520,577     71,248,366      39,498,771
                                             ===========        ==========     ==========    ===========      ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                                           SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------------------
                                                                                                      SMALL           MATURING
                                                INDEX            CAPITAL        INTERNATIONAL        COMPANY         GOVERNMENT
                                                 500           APPRECIATION         STOCK             GROWTH          BOND 2002
                                             -----------       ------------     -------------      ------------      -----------
Units outstanding at
  December 31, 2000 ......................    57,419,887         43,737,791        78,843,583        58,341,477        4,447,621
     Contract purchase
       payments ..........................     3,664,536          1,457,671         3,055,548         2,996,786          635,902
     Contract terminations,
       withdrawal payments
       and charges........................   (12,354,714)        (8,642,728)      (15,603,177)      (11,913,372)        (678,387)
                                             -----------       ------------     -------------      ------------      -----------
Units outstanding at
  December 31, 2001 ......................    48,729,709         36,552,734        66,295,954        49,424,891        4,405,136
     Contract purchase
       payments ..........................     2,740,033          1,280,751         2,538,147         2,545,801          233,635
     Contract terminations,
       withdrawal payments
       and charges.........................  (11,610,524)        (8,724,791)      (14,138,317)      (10,918,350)      (4,638,771)
                                             -----------       ------------     -------------      ------------      -----------
Units outstanding at
  December 31, 2002 ......................    39,859,218         29,108,694        54,695,784        41,052,342                -
                                             ===========       ============     =============      ============      ===========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED


                                                                 SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------
                                          MATURING       MATURING                         SMALL
                                         GOVERNMENT     GOVERNMENT       VALUE           COMPANY          GLOBAL
                                          BOND 2006      BOND 2010       STOCK            VALUE            BOND
                                         ----------     ----------     ----------       ----------      ----------
Units outstanding at
  December 31, 2000 ................      3,285,116      2,534,718     48,857,170       11,880,948      29,794,509
    Contract purchase
      payments .....................      1,638,226        984,549      3,386,013        8,644,537       2,125,147
    Contract terminations,
      withdrawal payments
      and charges...................       (778,207)      (846,703)    (9,876,119)      (5,554,913)     (2,382,365)
                                         ----------     ----------     ----------       ----------      ----------
Units outstanding at
  December 31, 2001 ................      4,145,135      2,672,564     42,367,064       14,970,572      29,537,291
    Contract purchase
      payments .....................      1,483,421      2,069,666      2,650,993        6,637,392       3,203,409
    Contract terminations,
      withdrawal payments
      and charges...................       (980,855)      (961,022)    (9,027,292)      (6,245,267)     (2,860,150)
                                         ----------     ----------     ----------       ----------      ----------
Units outstanding at
  December 31, 2002 ................      4,647,701      3,781,208     35,990,765       15,362,697      29,880,550
                                         ==========     ==========     ==========       ==========      ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                                     SEGREGATED SUB-ACCOUNTS
                                            -----------------------------------------------------------------------------
                                                                                                          CREDIT SUISSE
                                             INDEX 400       MACRO-CAP     MICRO-CAP      REAL ESTATE      GLOBAL POST-
                                              MID-CAP          VALUE        GROWTH        SECURITIES      VENTURE CAPITAL
                                            ----------      ----------    -----------     -----------    ----------------
Units outstanding at
   December 31, 2000 .................      11,875,613      15,947,454     16,303,716      7,203,711          311,865
     Contract purchase
       payments ......................       2,923,984       3,099,648      1,591,287      3,385,738          459,201
     Contract terminations,
       withdrawal payments
       and charges ...................      (3,948,511)     (6,153,028)    (4,026,851)    (1,860,618)        (170,761)
                                            ----------      ----------    -----------     ----------     ------------
Units outstanding at
  December 31, 2001 ..................      10,851,086      12,894,074     13,868,152      8,728,831          600,305
     Contract purchase
       payments ......................       2,800,892       2,136,261      1,314,237      9,375,356          168,398
     Contract terminations,
       withdrawal payments
       and charges ...................      (3,822,116)     (3,757,214)    (3,791,506)    (3,058,362)        (229,243)
                                            ----------      ----------    -----------     ----------     ------------
Units outstanding at
  December 31, 2002 ..................       9,829,862      11,273,121     11,390,883     15,045,825          539,460
                                            ==========      ==========    ===========     ==========     ============

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------
                                          FIDELITY VIP    FIDELITY VIP    FIDELITY VIP     FRANKLIN
                                           CONTRAFUND     EQUITY-INCOME     MID CAP        SMALL CAP
                                          ------------    -------------   ------------     ----------
Units outstanding at
  December 31, 2000 ................        13,258,550        5,449,241     11,054,158      1,286,165
    Contract purchase
      payments .....................         5,565,427       10,456,743      4,171,179      3,975,760
    Contract terminations,
      withdrawal payments
      and charges...................        (4,340,323)      (2,697,700)    (4,451,158)    (1,019,971)
                                          ------------    -------------   ------------     ----------
Units outstanding at
  December 31, 2001 ................        14,483,654       13,208,284     10,774,179      4,241,954
    Contract purchase
      payments .....................         5,267,475        7,628,714      3,656,913      4,127,445
    Contract terminations,
      withdrawal payments
      and charges...................        (5,339,430)      (5,574,740)    (4,140,725)    (1,823,580)
                                          ------------    -------------   ------------     ----------
Units outstanding at
  December 31, 2002 ................        14,411,699       15,262,258     10,290,367      6,545,819
                                          ============    =============   ============     ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------
                                         TEMPLETON        TEMPLETON
                                         DEVELOPING         GLOBAL      JANUS ASPEN      JANUS ASPEN
                                          MARKETS           ASSET         CAPITAL       INTERNATIONAL
                                        SECURITIES      ALLOCATION(A)   APPRECIATION       GROWTH
                                        ----------      -------------   ------------    -------------
Units outstanding at
  December 31, 2000 .............       12,282,847             35,890     24,908,603       18,557,868
    Contract purchase
      payments ..................        1,621,141          1,462,714      5,909,919        6,163,402
    Contract terminations,
      withdrawal payments
      and charges................       (3,082,927)          (299,196)    (8,061,242)      (6,404,843)
                                        ----------      -------------   ------------    -------------
Units outstanding at
  December 31, 2001 .............       10,821,061          1,199,408     22,757,280       18,316,427
    Contract purchase
      payments ..................        2,098,267          1,344,779      3,013,790        2,936,346
    Contract terminations,
      withdrawal payments
      and charges................       (3,176,384)          (451,600)    (7,720,066)      (5,937,097)
                                        ----------      -------------   ------------    -------------
Units outstanding at
  December 31, 2002 .............        9,742,944          2,092,587     18,051,004       15,315,676
                                        ==========      =============   ============    =============

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

         Transactions in units for each segregated sub-account for the periods ended December 31, 2002 and 2001 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------
                                                                                   MONEY         ASSET        MORTGAGE
                                                       GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                                     ----------    ----------   -----------    ----------    -----------
Units outstanding at
  December 31, 2000...............................   11,996,641     6,623,899    13,677,970    21,254,044     9,161,060
      Contract purchase
         payments.................................    8,158,005    10,518,039    26,746,610    10,628,498    17,191,267
      Contract terminations,
         withdrawal payments
         and charges..............................   (2,365,092)   (1,396,017)  (22,340,585)   (7,530,289)   (2,772,281)
                                                     ----------    ----------   -----------    ----------    ----------
Units outstanding at
  December 31, 2001...............................   17,789,554    15,745,921    18,083,995    24,352,253    23,580,046
      Contract purchase
         payments.................................    6,662,981    12,655,121    27,207,204     4,939,052    15,893,063
      Contract terminations,
         withdrawal payments
         and charges..............................   (4,310,798)   (4,719,935)  (27,324,873)   (6,059,862)   (5,491,697)
                                                     ----------    ----------   -----------    ----------    ----------
Units outstanding at
  December 31, 2002...............................   20,141,737    23,681,107    17,966,326    23,231,443    33,981,412
                                                     ==========    ==========   ===========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------
                                                                                                 SMALL         MATURING
                                                       INDEX        CAPITAL     INTERNATIONAL   COMPANY       GOVERNMENT
                                                        500       APPRECIATION      STOCK        GROWTH        BOND 2002
                                                     -----------  ------------  -------------  -----------    ----------
Units outstanding at
  December 31, 2000...............................   17,088,669     5,285,592     6,236,385     5,613,218       282,271
      Contract purchase
         payments.................................   12,199,387     3,458,507     4,344,974     3,311,905         9,844
      Contract terminations,
         withdrawal payments
         and charges..............................   (3,646,854)   (1,112,048)   (1,002,498)   (1,080,736)      (24,785)
                                                     ----------    ----------    ----------    ----------      --------
Units outstanding at
  December 31, 2001...............................   25,641,202     7,632,051     9,578,861     7,844,387       267,330
      Contract purchase
         payments.................................   10,143,577     2,267,816     5,281,001     2,427,723         9,456
      Contract terminations,
         withdrawal payments
         and charges..............................   (6,238,057)   (2,136,209)   (2,049,126)   (1,828,119)     (276,786)
                                                     ----------    ----------    ----------    ----------      --------
Units outstanding at
  December 31, 2002...............................   29,546,722     7,763,658    12,810,736     8,443,991             -
                                                     ==========    ==========    ==========    ==========      ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                      -------------------------------------------------------------------
                                                       MATURING      MATURING                     SMALL
                                                      GOVERNMENT    GOVERNMENT      VALUE        COMPANY         GLOBAL
                                                       BOND 2006     BOND 2010      STOCK         VALUE           BOND
                                                      ----------    ----------   -----------   -----------    -----------
Units outstanding at
  December 31, 2000...............................      270,313       484,046     3,354,458     1,961,812      3,324,904
      Contract purchase
         payments.................................      101,932        32,850     3,433,820     3,052,249      3,242,206
      Contract terminations,
         withdrawal payments
         and charges..............................      (36,903)      (29,581)     (851,591)     (631,565)      (544,593)
                                                       --------      --------    ----------    ----------     ----------
Units outstanding at
  December 31, 2001 ..............................      335,342       487,315     5,936,687     4,382,496      6,022,517
      Contract purchase
         payments.................................       24,353       156,104     2,909,371     3,976,255      3,963,388
      Contract terminations,
         withdrawal payments
         and charges..............................      (14,989)      (30,266)   (1,584,149)   (1,552,158)    (1,466,601)
                                                       --------      --------    ----------    ----------     ----------
Units outstanding at
  December 31, 2002...............................      344,706       613,153     7,261,909     6,806,593      8,519,304
                                                       ========      ========    ==========    ==========     ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                     --------------------------------------------------------------------
                                                                                                                 AIM
                                                      INDEX 400      MACRO-CAP    MICRO-CAP   REAL ESTATE     AGGRESSIVE
                                                       MID-CAP         VALUE        GROWTH     SECURITIES       GROWTH
                                                     -----------    ----------   -----------  ------------    -----------
Units outstanding at
  December 31, 2000...............................    2,634,518     1,867,540     3,176,923       471,189              -
      Contract purchase
         payments.................................    1,947,353     2,439,987     2,049,284     1,682,415              -
      Contract terminations,
         withdrawal payments
         and charges..............................     (517,172)     (445,707)     (975,222)     (308,581)             -
                                                     ----------     ---------    ----------    ----------       --------
Units outstanding at
  December 31, 2001...............................    4,064,699     3,861,820     4,250,985     1,845,023              -
      Contract purchase
         payments.................................    1,984,052     1,728,276     1,323,838     4,861,863        205,827
      Contract terminations,
         withdrawal payments
         and charges..............................   (1,335,330)     (894,299)   (1,245,127)   (1,258,636)        (4,966)
                                                     ----------     ---------    ----------    ----------       --------
Units outstanding at
  December 31, 2002...............................    4,713,421     4,695,797     4,329,696     5,448,250        200,861
                                                     ==========     =========    ==========    ==========       ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                       ------------------------------------------------------------------
                                                                      AIM DENT        AIM        AMERICAN       AMERICAN
                                                          AIM       DEMOGRAPHIC     PREMIER   CENTURY INCOME     CENTURY
                                                        BALANCED       TRENDS        EQUITY     AND GROWTH        ULTRA
                                                       ---------    -----------    ---------  --------------   ----------
Units outstanding at
  December 31, 2000...............................            -              -            -               -            -
      Contract purchase
         payments.................................            -              -            -               -            -
      Contract terminations,
         withdrawal payments
         and charges..............................            -              -            -               -            -
                                                       --------     ----------     --------   -------------    ---------
Units outstanding at
  December 31, 2001...............................            -              -            -               -            -
      Contract purchase
         payments.................................      222,483         55,977      333,835         276,920    2,453,161
      Contract terminations,
         withdrawal payments
         and charges..............................      (20,302)       (11,878)        (507)         (5,847)    (684,568)
                                                       --------     ----------     --------   -------------    ---------
Units outstanding at
  December 31, 2002...............................      202,181         44,099      333,328         271,073    1,768,593
                                                       ========     ==========     ========   =============    =========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                        -------------------------------------------------------------------------
                                                        AMERICAN    CREDIT SUISSE
                                                        CENTURY      GLOBAL POST-    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                         VALUE      VENTURE CAPITAL   CONTRAFUND    EQUITY-INCOME       MID CAP
                                                        --------    ---------------  ------------   -------------    ------------
Units outstanding at
  December 31, 2000...............................            -          525,721       6,405,759      3,181,017        3,844,655
      Contract purchase
         payments.................................            -          853,779       6,236,944      6,404,642        3,398,338
      Contract terminations,
         withdrawal payments
         and charges..............................            -         (116,973)     (1,186,054)      (796,286)        (697,292)
                                                        -------        ---------      ----------     ----------       ----------
Units outstanding at
  December 31, 2001...............................            -        1,262,527      11,456,649      8,789,373        6,545,701
      Contract purchase
         payments.................................      666,477          330,719       5,432,915      9,344,285        3,762,512
      Contract terminations,
         withdrawal payments
         and charges...............................     (58,878)        (270,555)     (1,947,976)    (2,910,374)      (1,555,000)
                                                        -------        ---------      ----------     ----------       ----------
Units outstanding at
  December 31, 2002...............................      607,599        1,322,691      14,941,588     15,223,284        8,753,213
                                                        =======        =========      ==========     ==========       ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                         FRANKLIN                       MUTUAL         TEMPLETON         TEMPLETON
                                                         LARGE CAP       FRANKLIN       SHARES     DEVELOPING MARKETS   GLOBAL ASSET
                                                     GROWTH SECURITIES   SMALL CAP    SECURITIES     SECURITIES(a)       ALLOCATION
                                                     -----------------  -----------   ----------   ------------------   ------------
Units outstanding at
  December 31, 2000...............................               -       1,852,562            -          2,179,968          161,983
      Contract purchase
         payments.................................               -       4,259,320            -          1,078,762        1,188,243
      Contract terminations,
         withdrawal payments
         and charges..............................               -        (398,943)           -           (386,000)         (60,074)
                                                           -------      ----------      -------          ---------        ---------
Units outstanding at
  December 31, 2001...............................               -       5,712,939            -          2,872,730        1,290,152
      Contract purchase
         payments.................................         258,418       4,418,171      739,223          1,247,846        1,266,706
      Contract terminations,
         withdrawal payments
         and charges..............................         (14,092)     (1,158,575)     (68,800)          (753,536)        (310,506)
                                                           -------      ----------      -------          ---------        ---------
Units outstanding at
  December 31, 2002...............................         244,326       8,972,535      670,423          3,367,040        2,246,352
                                                           =======      ==========      =======          =========        =========

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                           SEGREGATED SUB-ACCOUNTS
                                                     ---------------------------------------------------------------------
                                                      JANUS           JANUS         JANUS ASPEN        MFS          MFS
                                                      ASPEN       ASPEN CAPITAL    INTERNATIONAL     GROWTH       MID CAP
                                                     BALANCED      APPRECIATION       GROWTH          STOCK        GROWTH
                                                     --------     -------------    -------------    ---------    ---------
Units outstanding at
  December 31, 2000...............................         -        10,697,510       6,778,367             -            -
      Contract purchase
         payments.................................         -         7,099,995       6,436,131             -            -
      Contract terminations,
         withdrawal payments
         and charges..............................         -        (2,371,566)     (1,467,105)            -            -
                                                     -------      ------------     -----------      --------     --------
Units outstanding at
  December 31, 2001...............................         -        15,425,939      11,747,393             -            -
      Contract purchase
         payments.................................   714,492         3,513,905       3,900,865       295,169      134,019
      Contract terminations,
         withdrawal payments
         and charges..............................   (24,852)       (2,904,475)     (2,347,497)      (40,532)      (1,118)
                                                     -------      ------------     -----------      --------     --------
Units outstanding at
  December 31, 2002...............................   689,640        16,035,369      13,300,761       254,637      132,901
                                                     =======      ============     ===========      ========     ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                              SEGREGATED SUB-ACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        MFS                         OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                                        NEW            MFS           CAPITAL           HIGH         INTERNATIONAL
                                                     DISCOVERY        VALUE        APPRECIATION       INCOME           GROWTH
                                                     ----------    ----------      ------------     -----------     -------------
Units outstanding at
  December 31, 2000...............................           -             -                 -               -               -
      Contract purchase
         payments.................................           -             -                 -               -               -
      Contract terminations,
         withdrawal payments
         and charges..............................           -             -                 -               -               -
                                                     ---------       -------           -------       ---------         -------
Units outstanding at
  December 31, 2001...............................           -             -                 -               -               -
      Contract purchase
         payments.................................   1,266,929       914,789           936,775       1,149,099         324,337
      Contract terminations,
         withdrawal payments
         and charges..............................    (193,480)      (62,466)          (46,370)       (474,751)         (1,242)
                                                     ---------       -------           -------       ---------         -------
Units outstanding at
  December 31, 2002...............................   1,073,449       852,323           890,405         674,348         323,095
                                                     =========       =======           =======       =========         =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------
                                                       PUTNAM          PUTNAM         PUTNAM           PUTNAM
                                                     GROWTH AND    INTERNATIONAL        NEW              NEW         PUTNAM
                                                       INCOME          GROWTH      OPPORTUNITIES        VALUE        VOYAGER
                                                     ----------    -------------   -------------      --------      ---------
Units outstanding at
  December 31, 2000...............................           -               -               -              -              -
      Contract purchase
         payments.................................           -               -               -              -              -
      Contract terminations,
         withdrawal payments
         and charges..............................           -               -               -              -              -
                                                       -------       ---------          ------        -------        -------
Units outstanding at
  December 31, 2001...............................           -               -               -              -              -
      Contract purchase
         payments.................................     315,107       1,712,133          90,054        170,555        244,102
      Contract terminations,
         withdrawal payments
         and charges..............................     (18,218)       (294,091)         (1,195)        (6,022)       (16,088)
                                                       -------       ---------          ------        -------        -------
Units outstanding at
  December 31, 2002...............................     296,889       1,418,042          88,859        164,533        228,014
                                                       =======       =========          ======        =======        =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

         Transactions in units for each segregated sub-account for the years ended December 31, 2002 and 2001 were as follows:

                                                               SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------
                                                                       MONEY          ASSET        MORTGAGE
                                          GROWTH         BOND          MARKET       ALLOCATION    SECURITIES
                                         ---------     ---------     ----------     ----------    ----------
Units outstanding at
  December 31, 2000....................  1,951,844     1,676,462      1,127,967     2,021,087       623,691
        Contract purchase
           payments....................    309,680       493,792      1,552,497       251,967       353,477
        Contract terminations,
           withdrawal payments
           and charges.................   (418,909)     (461,172)    (1,086,487)     (512,693)     (164,358)
                                         ---------     ---------     ----------     ---------      --------
Units outstanding at
  December 31, 2001....................  1,842,615     1,709,082      1,593,977     1,760,361       812,810
        Contract purchase
           payments....................    383,537       272,122        727,081       296,327       578,904
        Contract terminations,
           withdrawal payments
           and charges.................   (568,990)     (471,270)    (1,270,878)     (410,041)     (395,372)
                                         ---------     ---------     ----------     ---------      --------
Units outstanding at
  December 31, 2002....................  1,657,162     1,509,934      1,050,180     1,646,647       996,342
                                         =========     =========     ==========     =========      ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------
                                                                                           SMALL       MATURING
                                           INDEX         CAPITAL        INTERNATIONAL     COMPANY     GOVERNMENT
                                            500        APPRECIATION        STOCK           GROWTH      BOND 2002
                                        ----------     ------------     -------------    ---------    ----------
Units outstanding at
  December 31, 2000...................   2,896,379      1,702,320         2,057,811      1,829,887     1,093,638
        Contract purchase
           payments...................     464,379        140,466           464,111        264,854         3,047
        Contract terminations,
           withdrawal payments
           and charges................    (469,357)      (296,516)         (746,608)      (489,479)     (806,683)
                                        ----------      ---------         ---------      ---------     ---------
Units outstanding at
  December 31, 2001...................   2,891,401      1,546,270         1,775,314      1,605,262       290,002
        Contract purchase
           payments...................     663,314        117,252         1,033,656        369,711           111
        Contract terminations,
           withdrawal payments
           and charges................    (881,732)      (368,928)       (1,197,612)      (515,238)     (290,113)
                                        ----------      ---------         ---------      ---------     ---------
Units outstanding at
  December 31, 2002...................   2,672 983      1,294,594         1,611,358      1,459,735             -
                                        ==========      =========         =========      =========     =========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------
                                           MATURING      MATURING                   SMALL
                                          GOVERNMENT    GOVERNMENT     VALUE       COMPANY      GLOBAL
                                           BOND 2006     BOND 2010     STOCK        VALUE        BOND
                                          ----------    ----------    --------     --------     -------
Units outstanding at
  December 31, 2000....................    228,730       107,403       950,706      215,359      85,231
        Contract purchase
           payments....................    168,799        63,377       163,116      389,733      15,937
        Contract terminations,
           withdrawal payments
           and charges.................    (13,972)     (104,355)     (155,188)     (82,909)    (12,071)
                                           -------      --------      --------     --------     -------
Units outstanding at
  December 31, 2001....................    383,557        66,425       958,634      522,183      89,097
        Contract purchase
           payments....................     18,254        41,235       344,030      948,778     402,822
        Contract terminations,
           withdrawal payments
           and charges.................    (30,051)      (43,234)     (379,361)    (614,314)    (91,552)
                                           -------      --------      --------     --------     -------
Units outstanding at
  December 31, 2002....................    371,760        64,426       923,303      856,647     400,367
                                           =======      ========      ========     ========     =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                                                                   CREDIT SUISSE
                                          INDEX 400    MACRO-CAP     MICRO-CAP    REAL ESTATE       GLOBAL POST-
                                           MID-CAP       VALUE        GROWTH       SECURITIES     VENTURE CAPITAL
                                          ---------    ---------     ---------    -----------     ---------------
Units outstanding at
  December 31, 2000....................    334,310      140,306       265,844        97,217            5,215
        Contract purchase
           payments....................     92,896      168,475        62,512       192,346            3,017
        Contract terminations,
           withdrawal payments
           and charges.................    (71,009)     (15,001)      (72,299)      (43,081)          (2,248)
                                          --------      -------       -------      --------           ------
Units outstanding at
  December 31, 2001....................    356,197      293,780       256,057       246,482            5,984
        Contract purchase
          payments.....................    432,106       80,866       197,871       676,301            2,829
        Contract terminations,
          withdrawal payments
          and charges..................   (348,822)     (30,149)      (94,732)     (256,777)          (1,668)
                                          --------      -------       -------      --------           ------
Units outstanding at
  December 31, 2002....................    439,481      344,497       359,196       666,006            7,145
                                          ========      =======       =======      ========           ======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------
                                         FIDELITY VIP      FIDELITY VIP     FIDELITY VIP      FRANKLIN
                                          CONTRAFUND      EQUITY-INCOME       MID CAP        SMALL CAP
                                         ------------     -------------     ------------     ---------
Units outstanding at
  December 31, 2000...................     430,663           247,121           464,883          2,641
        Contract purchase
           payments...................     220,287           365,968           113,289        133,890
        Contract terminations,
           withdrawal payments
           and charges................    (285,333)         (341,101)         (181,479)        (8,685)
                                          --------          --------          --------        -------
Units outstanding at
  December 31, 2001...................     365,617           271,988           396,693        127,846
        Contract purchase
           payments...................     153,650           200,474           167,951        329,629
        Contract terminations,
           withdrawal payments
           and charges................    (145,589)          127,523)         (106,796)       (66,415)
                                          --------          --------          --------        -------
Units outstanding at
  December 31, 2002...................     373,678           344,939           457,848        391,060
                                          ========          ========          ========        =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------
                                         TEMPLETON      TEMPLETON
                                        DEVELOPING        GLOBAL         JANUS ASPEN     JANUS ASPEN
                                         MARKETS          ASSET            CAPITAL      INTERNATIONAL
                                        SECURITIES     ALLOCATION(a)    APPRECIATION       GROWTH
                                        ----------     -------------    ------------    -------------
Units outstanding at
  December 31, 2000...................     236,591           302           623,513         451,827
        Contract purchase
           payments...................      36,149        73,549           331,315         283,641
        Contract terminations,
           withdrawal payments
           and charges................     (60,475)       (6,280)         (326,590)       (224,605)
                                        ----------       -------          --------        --------
Units outstanding at
  December 31, 2001...................     212,265        67,571           628,238         510,863
        Contract purchase
           payments...................   3,223,877        94,165           300,988         517,357
        Contract terminations,
           withdrawal payments
           and charges................  (3,026,451)      (84,638)         (306,465)       (439,427)
                                        ----------       -------          --------        --------
Units outstanding at
  December 31, 2002...................     409,691        77,098           622,761         588,793
                                        ==========       =======          ========        ========

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                              At December 31
                                                   -----------------------------------
                                                       Unit Value
            Sub-account                             lowest to highest     Net Assets
-------------------------------------    -------   ------------------   --------------
Growth                                   2002      $   0.49 to 2.79     $   97,971,489
                                         2001          0.67 to 3.80        159,860,949
Bond                                     2002          1.26 to 3.21        150,280,208
                                         2001          1.16 to 2.91        136,717,695
Money Market                             2002          1.08 to 2.07         65,764,181
                                         2001          1.08 to 2.04         73,086,827
Asset Allocation                         2002          0.74 to 3.03        242,627,878
                                         2001          0.83 to 3.37        334,282,742
Mortgage Securities                      2002          1.29 to 3.45        165,669,052
                                         2001          1.19 to 3.15        136,919,160
Index 500                                2002          0.64 to 3.51        193,497,967
                                         2001          0.84 to 4.53        283,002,183
Capital Appreciation                     2002          0.56 to 2.66         83,670,177
                                         2001          0.84 to 3.90        153,135,035
International Stock                      2002          0.76 to 1.89        107,934,334
                                         2001          0.93 to 2.30        154,874,874
Small Company Growth                     2002          0.69 to 1.39         61,064,365
                                         2001          1.03 to 2.04        106,352,320
Maturing Government Bond 2002            2002 (C)            -                  -
                                         2001          1.13 to 1.70          7,694,243
Maturing Government Bond 2006            2002          1.34 to 2.14         10,647,700
                                         2001          1.20 to 1.90          8,692,552
Maturing Government Bond 2010            2002          1.42 to 2.33          9,354,207
                                         2001          1.22 to 1.96          5,840,469
Value Stock                              2002          0.72 to 1.67         62,482,210
                                         2001          0.86 to 1.98         85,380,743
Small Company Value                      2002          1.03 to 1.13         25,038,865
                                         2001          1.31 to 1.43         27,119,932
Global Bond                              2002          1.12 to 1.24         45,640,738
                                         2001          0.96 to 1.06         36,124,400
Index 400 Mid-Cap                        2002          1.02 to 1.30         17,849,686
                                         2001          1.22 to 1.53         21,884,881
Macro-Cap Value                          2002          0.61 to 0.79         11,773,521
                                         2001          0.87 to 1.10         17,416,946
Micro-cap Growth                         2002          0.68 to 0.96         14,309,710
                                         2001          1.23 to 1.72         29,750,152
Real Estate Securities                   2002          1.16 to 1.38         26,016,967
                                         2001          1.10 to 1.30         12,378,669
AIM Aggressive Growth                    2002 (b)         0.76                 153,557
AIM Balanced                             2002 (b)         0.86                 174,181
AIM Dent Demographics Trends             2002 (b)         0.74                  32,506
AIM Premier Equity                       2002 (b)         0.77                 256,619
American Century VP Income and Growth    2002 (b)         0.82                 222,342
American Century VP Ultra                2002 (b)         0.79               1,892,164
American Century VP Value                2002 (b)         0.86                 523,888
Credit Suisse Global Post-               2002          0.34 to 0.35            640,052
   Venture Capital                       2001          0.53 to 0.54            985,138
Fidelity VIP Contrafund                  2002          0.72 to 0.75         21,710,439
                                         2001          0.81 to 0.83         21,501,171
Fidelity VIP Equity-Income               2002          0.86 to 0.89         27,219,399
                                         2001          1.05 to 1.07         23,587,152
Fidelity Vip Mid-Cap                     2002          1.04 to 1.08         20,726,186
                                         2001          1.18 to 1.20         20,984,737
Franklin Large Cap Growth Securities     2002 (b)         0.82                 200,208
Franklin Small Cap                       2002          0.47 to 0.49          7,596,845
                                         2001          0.67 to 0.68          6,852,986
Franklin Mutual Shares Securities        2002 (b)         0.84                 566,331
Templeton Developing Markets             2002          0.49 to 0.72          7,649,303
                                         2001          0.50 to 0.73          7,847,819
Templeton Global Asset Allocation        2002          0.81 to 0.84          3,607,709
                                         2001          0.86 to 0.88          2,219,608
Janus Aspen Balanced                     2002 (b)         0.92                 635,967
Janus Aspen Capital Appreciation         2002          0.51 to 0.53         17,877,948
                                         2001          0.62 to 0.64         24,324,231
Janus International Growth               2002          0.45 to 0.47         13,384,834
                                         2001          0.62 to 0.64         19,195,115

                                                                       For the period ended December 31
                                                    ---------------------------------------------------------------------
                                                    Investment Income Ratio*       Expense Ratio**       Total Return***
                 Sub-account                           lowest to highest          lowest to highest     lowest to highest
-------------------------------------    --------   ----------------------      -------------------   -------------------
Growth                                   2002                 0.00       %          0.15 to 1.40   %    (26.48) to (25.55)%
                                         2001                 0.00                  0.15 to 1.40        (25.85) to (24.91)
Bond                                     2002                 0.00                  0.15 to 1.40          8.97 to 10.34
                                         2001                11.08                  0.15 to 1.40           6.40 to 7.74
Money Market                             2002                 1.28                  0.15 to 1.40          (0.13) to 1.13
                                         2001                 3.57                  0.15 to 1.40           2.34 to 3.63
Asset Allocation                         2002                 0.00                  0.15 to 1.40        (10.25) to (9.12)
                                         2001                 1.87                  0.15 to 1.40        (15.55) to (14.49)
Mortgage Securities                      2002                 0.06                  0.15 to 1.40           8.13 to 9.50
                                         2001                12.15                  0.15 to 1.40           7.46 to 8.81
Index 500                                2002                 0.00                  0.15 to 1.40        (23.45) to (22.48)
                                         2001                 0.89                  0.15 to 1.40        (13.48) to (12.39)
Capital Appreciation                     2002                 0.00                  0.15 to 1.40        (32.49) to (31.64)
                                         2001                 0.09                  0.15 to 1.40        (25.68) to (24.74)
International Stock                      2002                 0.00                  0.15 to 1.40        (18.96) to (17.94)
                                         2001                 4.22                  0.15 to 1.40        (12.45) to (11.34)
Small Company Growth                     2002                 0.00                  0.15 to 1.40        (32.75) to (31.90)
                                         2001                 0.00                  0.15 to 1.40        (15.89) to (14.83)
Maturing Government Bond 2002            2002 (C)                -                  0.12 to 1.07           2.22 to 3.50
                                         2001                 5.45                  0.15 to 1.40           6.05 to 7.39
Maturing Government Bond 2006            2002                 0.00                  0.15 to 1.40          11.42 to 12.82
                                         2001                 5.40                  0.15 to 1.40           6.57 to 7.91
Maturing Government Bond 2010            2002                 0.07                  0.15 to 1.40          17.20 to 18.68
                                         2001                10.49                  0.15 to 1.40           3.51 to 4.81
Value Stock                              2002                 0.00                  0.15 to 1.40        (16.50) to (15.45)
                                         2001                 1.07                  0.15 to 1.40        (11.70) to (10.59)
Small Company Value                      2002                 0.00                  0.15 to 1.40        (21.09) to (20.10)
                                         2001                 0.00                  0.15 to 1.40          13.98 to 15.41
Global Bond                              2002                 0.27                  0.15 to 1.40          16.30 to 17.77
                                         2001                 1.10                  0.15 to 1.40         (2.88) to (1.66)
Index 400 Mid-Cap                        2002                 0.00                  0.15 to 1.40        (16.22) to (15.16)
                                         2001                 0.86                  0.15 to 1.40         (2.44) to (1.22)
Macro-Cap Value                          2002                 0.00                  0.15 to 1.40        (29.14) to (28.25)
                                         2001                 0.24                  0.15 to 1.40         (9.03) to (7.88)
Micro-cap Growth                         2002                 0.00                  0.15 to 1.40        (44.43) to (43.73)
                                         2001                 0.00                  0.15 to 1.40        (12.56) to (11.46)
Real Estate Securities                   2002                 0.02                  0.15 to 1.40           5.48 to 6.81
                                         2001                 4.06                  0.15 to 1.40           8.51 to 9.87
AIM Aggressive Growth                    2002 (b)             0.00                    1.40(a)                (23.55)
AIM Balanced                             2002 (b)             5.69(a)                 1.40(a)                (13.85)
AIM Dent Demographics Trends             2002 (b)             0.00                    1.40(a)                (26.29)
AIM Premier Equity                       2002 (b)             1.37(a)                 1.40(a)                (23.01)
American Century VP Income and Growth    2002 (b)             0.00                    1.40(a)                (17.98)
American Century VP Ultra                2002 (b)             0.15(a)                 1.40(a)                (20.55)
American Century VP Value                2002 (b)             0.00                    1.40(a)                (13.78)
Credit Suisse Global Post-               2002                 0.00                  0.15 to 1.40        (35.07) to (34.26)
   Venture Capital                       2001                 8.10                  0.15 to 1.40        (33.72) to (29.52)
Fidelity VIP Contrafund                  2002                 0.70                  0.15 to 1.40        (10.86) to (9.74)
                                         2001                 0.67                  0.15 to 1.40        (13.69) to (12.60)
Fidelity VIP Equity-Income               2002                 1.45                  0.15 to 1.40        (18.30) to (17.28)
                                         2001                 1.06                  0.15 to 1.40         (6.55) to (5.37)
Fidelity Vip Mid-Cap                     2002                 0.83                  0.15 to 1.40        (11.28) to (10.16)
                                         2001                 0.27                  0.15 to 1.40         (4.86) to (3.66)
Franklin Large Cap Growth Securities     2002 (b)             0.37(a)                   1.40(a)               (18.06)
Franklin Small Cap                       2002                 0.25                  0.15 to 1.40        (29.68) to (28.79)
                                         2001                 0.40                  0.15 to 1.40        (16.43) to (15.37)
Franklin Mutual Shares Securities        2002 (b)             1.09(a)                   1.40(a)               (15.53)
Templeton Developing Markets             2002                 1.47                  0.15 to 1.40         (1.53) to (0.30)
                                         2001                 0.10                  0.15 to 1.40         (9.36) to (8.22)
Templeton Global Asset Allocation        2002                 0.00                  0.15 to 1.40         (5.72) to (4.53)
                                         2001                 9.82                  0.15 to 1.40        (11.20) to (10.08)
Janus Aspen Balanced                     2002 (b)             2.74(a)                   1.40(a)                (7.78)
Janus Aspen Capital Appreciation         2002                 0.30                  0.15 to 1.40        (17.10) to (16.05)
                                         2001                 0.86                  0.15 to 1.40        (22.92) to (21.95)
Janus International Growth               2002                 0.64                  0.15 to 1.40        (26.79) to (25.87)
                                         2001                 0.70                  0.15 to 1.40        (24.50) to (23.54)

                            VARIABLE ANNUITY ACCOUNT

                                                               At December 31
                                                 ------------------------------------
                                                         Unit Value
          Sub-account                                 lowest to highest   Net Assets
-------------------------------------------------------------------------------------
MFS Investors Growth Stock                  2002 (b)        0.78             199,463
MFS Mid Cap Growth                          2002 (b)        0.71              94,371
MFS New Discovery                           2002 (b)        0.75             919,016
MFS Value                                   2002 (b)        0.83             709,389
Oppenheimer Capital Appreciation            2002 (b)        0.81             722,898
Oppenheimer High Income                     2002 (b)        0.95           1,000,841
Oppenheimer International Growth            2002 (b)        0.71             230,222
Putnam VT Growth and Income                 2002 (b)        0.81             241,935
Putnam VT International Growth              2002 (b)        0.81           1,302,512
Putnam VT New Opportunities                 2002 (b)        0.76              67,578
Putnam VT New Value                         2002 (b)        0.83             137,040
Putnam VT Voyager                           2002 (b)        0.78             178,094

                                                    For the period ended December 31
                                         ---------------------------------------------------------------
                                          Investment Income Ratio*    Expense Ratio**    Total Return***
          Sub-account                       lowest to highest       lowest to highest  lowest to highest
--------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock                        0.00                   1.40 (a)           (21.67)
MFS Mid Cap Growth                                0.00                   1.40 (a)           (28.99)
MFS New Discovery                                 0.00                   1.40 (a)           (25.27)
MFS Value                                         0.00                   1.40 (a)           (16.77)
Oppenheimer Capital Appreciation                  0.00                   1.40 (a)           (21.48)
Oppenheimer High Income                           0.00                   1.40 (a)            (5.36)
Oppenheimer International Growth                  0.00                   1.40 (a)           (29.61)
Putnam VT Growth and Income                       0.00                   1.40 (a)           (18.51)
Putnam VT International Growth                    0.00                   1.40 (a)           (19.05)
Putnam VT New Oppertunities                       0.00                   1.40 (a)           (23.95)
Putnam VT New Value                               0.00                   1.40 (a)           (16.71)
Putnam VT Voyager                                 0.00                   1.40 (a)           (21.89)

The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Account and allocating payments to each sub-account.

*These amounts represent the dividends, excluding distribution of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Adjusted to an annual basis.

(b) Period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

                              [LETTERHEAD OF KPMG]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED INTERESTS IN SECURITIZED FINANCIAL ASSETS.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                    KPMG LLP

Minneapolis, Minnesota
February 7, 2003

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001
                                 (In thousands)

Assets                                                                                    2002            2001
------                                                                               -------------    ------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $4,502,266 and $5,061,422)   $   4,784,210    $  5,279,515
    Equity securities, at fair value (cost $506,426 and $594,916)                          461,426         602,554
    Mortgage loans, net                                                                    767,944         738,749
    Real estate, net                                                                         7,858          11,925
    Finance receivables, net                                                               121,306         126,037
    Policy loans                                                                           259,531         256,844
    Short-term investments                                                               1,460,454         621,907
    Private equity investments (cost $278,539 and $301,728)                                221,614         263,928
    Fixed maturity securities on loan, at fair value
      (amortized cost $1,136,148 and $348,651)                                           1,208,935         365,031
    Equity securities on loan, at fair value (cost $73,904 and $39,575)                     71,338          48,280
    Other invested assets                                                                   65,215         166,340
                                                                                     -------------    ------------
      Total investments                                                                  9,429,831       8,481,110

    Cash                                                                                    24,694          32,589
    Deferred policy acquisition costs                                                      570,738         683,339
    Accrued investment income                                                               89,849          94,539
    Premiums receivable                                                                    123,172         116,483
    Property and equipment, net                                                             78,991          80,822
    Reinsurance recoverables                                                               645,599         621,615
    Other assets                                                                            47,419          42,645
    Separate account assets                                                              6,684,280       7,558,283
                                                                                     -------------    ------------
         Total assets                                                                $  17,694,573    $ 17,711,425
                                                                                     =============    ============

Liabilities and Stockholder's Equity
------------------------------------

Liabilities:

    Policy and contract account balances                                             $   4,371,712    $  4,191,843
    Future policy and contract benefits                                                  2,027,976       1,929,205
    Pending policy and contract claims                                                     131,121         133,920
    Other policyholder funds                                                               528,417         499,940
    Policyholder dividends payable                                                          54,455          55,978
    Unearned premiums and fees                                                             191,277         209,255
    Federal income tax liability:
      Current                                                                               15,431          32,360
      Deferred                                                                              68,106         113,060
    Other liabilities                                                                      362,022         518,547
    Notes payable                                                                          137,000         159,000
    Securities lending collateral                                                        1,307,146         424,406
    Separate account liabilities                                                         6,646,646       7,511,607
                                                                                     -------------    ------------
      Total liabilities                                                                 15,841,309      15,779,121
                                                                                     -------------    ------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
      Issued and outstanding                                                                 5,000           5,000
    Additional paid in capital                                                               3,000           3,000
    Retained earnings                                                                    1,786,873       1,821,015
    Accumulated other comprehensive income                                                  58,391         103,289
                                                                                     -------------    ------------
      Total stockholder's equity                                                         1,853,264       1,932,304
                                                                                     -------------    ------------
         Total liabilities and stockholder's equity                                  $  17,694,573    $ 17,711,425
                                                                                     =============    ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                            2002                  2001                  2000
                                                      ----------------      ----------------      ----------------
Revenues:

  Premiums                                            $        888,489      $        793,357      $        761,451
  Policy and contract fees                                     359,989               354,373               359,980
  Net investment income                                        499,103               527,335               575,900
  Net realized investment gains (losses)                      (137,097)              (12,972)              147,623
  Finance charge income                                         33,125                33,400                31,000
  Other income                                                  52,103               105,914                89,386
                                                      ----------------      ----------------      ----------------
    Total revenues                                           1,695,712             1,801,407             1,965,340
                                                      ----------------      ----------------      ----------------

Benefits and expenses:

  Policyholder benefits                                        850,400               756,075               704,748
  Interest credited to policies and contracts                  288,548               288,673               289,298
  General operating expenses                                   357,264               440,895               372,581
  Commissions                                                   93,909               122,709               123,463
  Administrative and sponsorship fees                           71,166                81,194                80,288
  Dividends to policyholders                                    19,162                19,670                19,526
  Interest on notes payable                                     12,758                16,684                26,146
  Amortization of deferred policy acquisition costs            188,662               171,580               185,962
  Capitalization of policy acquisition costs                  (169,437)             (185,366)             (180,689)
                                                      ----------------      ----------------      ----------------
    Total benefits and expenses                              1,712,432             1,712,114             1,621,323
                                                      ----------------      ----------------      ----------------
      Income (loss) from operations before taxes               (16,720)               89,293               344,017

  Federal income tax expense (benefit):

    Current                                                      3,048                22,793               113,700
    Deferred                                                   (23,524)               (3,928)               (4,403)
                                                      ----------------      ----------------      ----------------
      Total federal income tax expense (benefit)               (20,476)               18,865               109,297
                                                      ----------------      ----------------      ----------------
        Net income                                    $          3,756      $         70,428      $        234,720
                                                      ================      ================      ================

  Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities           $        (44,898)     $       (144,136)     $        129,348
                                                      ----------------      ----------------      ----------------
    Other comprehensive income (loss), net of tax              (44,898)             (144,136)              129,348
                                                      ----------------      ----------------      ----------------
        Comprehensive income (loss)                   $        (41,142)     $        (73,708)     $        364,068
                                                      ================      ================      ================

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                              2002                  2001                  2000
                                                        ----------------      ----------------      ----------------
Common stock:
     Total common stock                                 $          5,000      $          5,000      $          5,000
                                                        ================      ================      ================

Additional paid in capital:
     Beginning balance                                  $          3,000      $          3,000      $          3,000
     Contribution                                                      -                     -                     -
                                                        ----------------      ----------------      ----------------
         Total additional paid in capital               $          3,000      $          3,000      $          3,000
                                                        ================      ================      ================

Retained earnings:
     Beginning balance                                  $      1,821,015      $      1,811,707      $      1,629,787
     Net income                                                    3,756                70,428               234,720
     Dividends to stockholder                                    (37,898)              (61,120)              (52,800)
                                                        ----------------      ----------------      ----------------
         Total retained earnings                        $      1,786,873      $      1,821,015      $      1,811,707
                                                        ================      ================      ================

Accumulated other comprehensive income:
     Beginning balance                                  $        103,289      $        247,425      $        118,077
     Change in unrealized appreciation (depreciation)
        of securities                                            (44,898)             (144,136)              129,348
                                                        ----------------      ----------------      ----------------
         Total accumulated other comprehensive income   $         58,391      $        103,289      $        247,425
                                                        ================      ================      ================
              Total stockholder's equity                $      1,853,264      $      1,932,304      $      2,067,132
                                                        ================      ================      ================

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

Cash Flows from Operating Activities                                     2002                2001                 2000
------------------------------------                               ---------------     ---------------      ---------------
Net income                                                         $         3,756     $        70,428      $       234,720
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts                   288,548             288,673              289,298
    Fees deducted from policy and contract balances                       (226,873)           (221,645)            (222,243)
    Change in future policy benefits                                       153,061              53,835               48,417
    Change in other policyholder liabilities, net                          (35,323)             18,215               23,655
    Amortization of deferred policy acquisition costs                      188,662             171,580              185,962
    Capitalization of policy acquisition costs                            (169,437)           (185,366)            (180,689)
    Change in premiums receivable                                           (6,689)             (7,421)             (14,891)
    Deferred tax provision                                                 (23,524)             (3,928)              (4,403)
    Change in federal income tax liabilities - current                     (16,929)            (11,700)             (19,044)
    Net realized investment losses (gains)                                 137,097              12,972             (147,623)
    Change in reinsurance recoverables                                     (22,515)            (32,041)            (406,852)
    Other, net                                                             (59,490)            (37,774)             110,107
                                                                   ---------------     ---------------      ---------------
      Net cash provided by (used for) operating activities                 210,344             115,828             (103,586)
                                                                   ---------------     ---------------      ---------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
  Fixed maturity securities, available-for-sale                          2,046,691           1,738,948            1,373,968
  Equity securities                                                        378,452             481,396              791,354
  Real estate                                                                3,301               5,362                4,226
  Private equity investments                                                11,583              15,596               46,012
  Other invested assets                                                     12,343               5,896               18,554
Proceeds from maturities and repayments of:
  Fixed maturity securities, available-for-sale                            601,211             379,989              306,017
  Fixed maturity securities, held-to-maturity                                    -                   -              127,450
  Mortgage loans                                                            50,370              44,312              100,617
Purchases of:
  Fixed maturity securities, available-for-sale                         (2,898,144)         (2,249,224)          (1,390,655)
  Fixed maturity securities, held-to-maturity                                    -                   -              (13,897)
  Equity securities                                                       (377,641)           (502,064)            (634,873)
  Mortgage loans                                                           (78,011)           (118,003)             (68,685)
  Real estate                                                                    -                (140)                 (99)
  Private equity investments                                               (42,639)            (28,580)             (84,239)
  Other invested assets                                                     (2,866)             (8,381)              (2,689)
Finance receivable originations or purchases                               (82,141)            (83,578)            (180,433)
Finance receivable principal payments                                       78,266              78,289              176,053
Securities lending collateral                                              882,740             347,282               77,124
Securities in transit                                                      (39,632)             99,765              (75,314)
Other, net                                                                 (14,346)            (41,741)             (21,243)
                                                                   ---------------     ---------------      ---------------
      Net cash provided by investing activities                            529,537             165,124              549,248
                                                                   ---------------     ---------------      ---------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts                       873,029             948,380              497,868
Withdrawals from annuity and insurance contracts                          (681,309)           (834,348)            (689,749)
Payments on debt                                                           (22,000)            (26,000)            (123,000)
Dividends paid to stockholder                                              (78,586)                  -              (52,800)
Other, net                                                                    (363)              1,331               (4,596)
                                                                   ---------------     ---------------      ---------------
      Net cash provided by (used for) financing activities                  90,771              89,363             (372,277)
                                                                   ---------------     ---------------      ---------------
Net increase in cash and short-term investments                            830,652             370,315               73,385
Cash and short-term investments, beginning of year                         654,496             284,181              210,796
                                                                   ---------------     ---------------      ---------------
Cash and short-term investments, end of year                       $     1,485,148     $       654,496      $       284,181
                                                                   ===============     ===============      ===============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  NATURE OF OPERATIONS

     Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Securian Casualty Company (formerly known as HomePlus Insurance Company), Northstar Life Insurance Company, Securian Life Insurance Company (formerly known as The Ministers Life Insurance Company), and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2002 for these business units were $642,249,000, $287,001,000, $672,349,000 and
     $188,626,000, respectively. Revenues in 2001 for these strategic business units were $640,162,000, $305,591,000, $563,784,000, and $182,488,000,
     respectively. Additional revenues, including net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2002 and 2001, were ($94,513,000) and $109,382,000, respectively.

     The Company serves seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     During 2002, name changes were approved for two Minnesota Life Insurance Company subsidiaries. Effective July 1, 2002, HomePlus Insurance Company changed its name to Securian Casualty Company and effective December 1, 2002, The Ministers Life Insurance Company changed its name to Securian Life Insurance Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

     Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $21,271,000, $18,575,000 and $13,314,000 and amortized software expense of $8,227,000, $8,065,000 and $5,014,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less are due and unpaid. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

     Valuation of Investments

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by an affiliate of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2002 and 2001, was $7,543,000 and $7,503,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and short-term investments are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than twelve months to be short-term investments.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Effective March 15, 2001 the FASB issued EITF 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN CERTAIN SECURITIZED FINANCIAL ASSETS, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $29,000,000 and $36,000,000, as of December 31, 2002 and 2001,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $24,478,000 and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2002 and 2001, respectively.

     Credit Risk

     Financial instruments, consisting primarily of cash and short-term investments, potentially subject the Company to concentration credit risk. The Company places its cash and short-term investments with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, bonds and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Credit Risk (Continued)

     The Company has investments in its affiliated investment advisor's public mutual funds totaling $127,000,000 and $154,000,000 as of December 31, 2002 and 2001, respectively. These investments are distributed between eight well diversified funds consisting of multiple asset classes.

     Derivative Financial Instruments

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

     In the normal course of business the Company currently holds one derivative in the form of an equity swap. The purpose of this swap is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and are entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale as of December 31, 2002 and 2001, in the amount of $14,100,000 and $74,100,000, respectively, to other invested assets. As of December 31, 2002 and 2001, the change in fair value of these securities included in realized capital gains was $172,000 and $1,600,000, respectively.

     Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Realized and Unrealized Gains and Losses

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2002, 2001 and 2000 were $53,299,000, $28,760,000 and $11,250,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2002, 2001 and 2000 were $5,314,000, $6,709,000 and $0, respectively. During 2002, an additional $40,300,000 of other than temporary write-downs for equity securities was recorded on a security that was subsequently sold.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2002, 2001 and 2000 were $51,410,000, $4,589,000 and $0, respectively.

     Securities Lending

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,413,000, $239,000, and $105,000 as of December 31, 2002, 2001, and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2002, and 2001 were $1,280,273,000 and $413,311,000, respectively. As of December 31, 2002, and 2001, the collateral associated with securities lending was $1,307,146,000 and $424,406,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as short-term investments and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $150,521,000 and $138,819,000 at December 31, 2002 and 2001,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2002, 2001 and 2000, was $11,703,000, $13,242,000
     and $13,723,000, respectively. Effective January 1, 2002 the Company adopted FASB Statement No. 144 (FAS 144), ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, the Company adopted FASB Statement No. 142 (FAS
     142), GOODWILL AND OTHER INTANGIBLE ASSETS, which establishes accounting and reporting standards for goodwill and other intangible assets. FAS 142 requires goodwill and other intangible assets that have indefinite useful lives to no longer be amortized; however, these assets must be tested at least annually for impairment. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 142.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered and invested by an affiliate of the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $37,634,000 and $46,676,000 at December 31, 2002 and 2001, respectively.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. These traditional life products use an average assumed rate of investment yields ranging from 5.19% to 6.15% to estimate expected gross margins.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities (Continued)

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Reinsurance Recoverables

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2002 and 2001, the total participating business in force was $19,470,981,000 and $20,121,593,000, respectively. As a percentage of total life insurance in force participating business in force represents 6.4% and 7.5% at December 31, 2002 and 2001, respectively.

     Closed Block of Business

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATIONS AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Reclassification

     Certain 2001 and 2000 financial statement balances have been reclassified to conform to the 2002 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

in thousands                  2002         2001        2000
------------                ---------   ---------   ---------
Fixed maturity securities   $ 398,491   $ 411,208   $ 429,168
Equity securities              24,620      29,088      52,097
Mortgage loans                 58,791      55,682      54,313
Real estate                     1,285       1,672       3,697
Policy loans                   19,360      18,257      17,371
Short-term investments          3,384       7,499      14,257
Private equity investments      3,277       3,289       3,191
Other invested assets           3,019       1,463       5,404
                            ---------   ---------   ---------
   Gross investment income    512,227     528,158     579,498
Investment expenses           (13,124)       (823)     (3,598)
                            ---------   ---------   ---------
   Total                    $ 499,103   $ 527,335   $ 575,900
                            =========   =========   =========

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. During 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

in thousands                   2002        2001        2000
------------                ---------   ---------   ---------
Fixed maturity securities   $ (26,162)  $ (15,772)  $ (57,955)
Equity securities             (64,038)     (1,373)    177,243
Mortgage loans                  1,509           1        (419)
Real estate                        (1)      3,245      (2,456)
Private equity investments    (48,395)     (1,676)     28,128
Other invested assets             (10)      2,603       3,082
                            ---------   ---------   ---------
      Total                 $(137,097)  $ (12,972)  $ 147,623
                            =========   =========   =========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

in thousands                                        2002        2001        2000
------------                                     ---------   ---------   --------
Fixed maturity securities, available-for-sale:
      Gross realized gains                       $  59,802   $  34,884   $  10,926
      Gross realized losses                        (85,964)    (50,656)    (68,881)
Equity securities:
      Gross realized gains                          40,973      81,647     260,022
      Gross realized losses                       (105,011)    (83,020)    (82,779)
Private equity investments:
      Gross realized gains                           3,525       4,857      29,076
      Gross realized losses                        (51,920)     (6,533)       (948)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

in thousands                                        2002        2001
------------                                     ---------   ---------
Gross unrealized gains                           $ 461,314   $ 361,575
Gross unrealized losses                           (204,273)   (168,979)
Adjustment to deferred acquisition costs          (135,368)    (41,993)
Adjustment to reserves                             (54,290)          -
Adjustment to unearned policy and contract fees     19,507       6,433
Deferred federal income taxes                      (28,499)    (53,747)
                                                 ---------   ---------
      Net unrealized gains                       $  58,391   $ 103,289
                                                 =========   =========

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                              Gross Unrealized
------------                               Amortized    ---------------------      Fair
December 31, 2002                            Cost         Gains      Losses        Value
-----------------------------------------  ----------   ---------   ---------   ----------
United States government and
  government agencies and authorities      $  201,802   $  19,153   $      30   $  220,925
Foreign governments                             1,280           -         439          841
Corporate securities                        3,006,533     245,059      58,802    3,192,790
Mortgage-backed securities                  1,292,651      78,406       1,403    1,369,654
                                           ----------   ---------   ---------   ----------
   Total fixed maturities                   4,502,266     342,618      60,674    4,784,210
Equity securities-unaffiliated                364,673      27,498      57,641      334,530
Equity securities-affiliated mutual funds     141,753       4,076      18,933      126,896
                                           ----------   ---------   ---------   ----------
   Total equity securities                    506,426      31,574      76,574      461,426
                                           ----------   ---------   ---------   ----------
       Total                               $5,008,692   $ 374,192   $ 137,248   $5,245,636
                                           ==========   =========   =========   ==========

in thousands                                                    Gross Unrealized
------------                                     Amortized    --------------------      Fair
December 31, 2001                                  Cost        Gains      Losses       Value
----------------------------------------------   ----------   --------   ---------   ----------
Available-for-sale:
  United States government and
    Government agencies and authorities          $  203,806   $ 66,552   $   1,672   $  268,686
  Foreign governments                                 1,425          -          79        1,346
  Corporate securities                            3,076,890    139,127      47,927    3,168,090
  Mortgage-backed securities                      1,779,301     65,522       3,430    1,841,393
                                                 ----------   --------   ---------   ----------
     Total fixed maturities                       5,061,422    271,201      53,108    5,279,515
  Equity securities-unaffiliated                    453,563     64,431      69,079      448,915
  Equity securities-affiliated mutual funds         141,353     19,199       6,913      153,639
                                                 ----------   --------   ---------   ----------
     Total equity securities                        594,916     83,630      75,992      602,554
                                                 ----------   --------   ---------   ----------
         Total                                   $5,656,338   $354,831   $ 129,100   $5,882,069
                                                 ==========   ========   =========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                            Gross Unrealized
------------                             Amortized    -------------------     Fair
December 31, 2002                          Cost        Gains      Losses      Value
-------------------------------------   -----------   --------   --------   ----------
United States government and
  government agencies and authorities   $   258,282   $ 11,774   $      -   $  270,056
Corporate securities                        258,419     22,177          -      280,596
Mortgage-backed securities                  619,447     40,275      1,439      658,283
                                        -----------   --------   --------   ----------
   Total fixed maturities                 1,136,148     74,226      1,439    1,208,935
Equity securities-unaffiliated               73,904      6,114      8,680       71,338
                                        -----------   --------   --------   ----------
       Total                            $ 1,210,052   $ 80,340   $ 10,119   $1,280,273
                                        ===========   ========   ========   ==========

in thousands                                            Gross Unrealized
------------                             Amortized    -------------------     Fair
December 31, 2001                          Cost        Gains      Losses      Value
-------------------------------------   -----------   --------   --------   ---------
United States government and
  government agencies and authorities   $ 145,685     $ 10,187   $  1,039   $ 154,833
Corporate securities                       87,547        5,137        219      92,465
Mortgage-backed securities                115,419        2,592        278     117,733
                                        ---------     --------   --------   ---------
   Total fixed maturities                 348,651       17,916      1,536     365,031
Equity securities-unaffiliated             39,575       10,764      2,059      48,280
                                        ---------     --------   --------   ---------
       Total                            $ 388,226     $ 28,680   $  3,595   $ 413,311
                                        =========     ========   ========   =========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           Available-for-Sale       Securities-on-Loan
                                         -----------------------   -----------------------
                                         Amortized       Fair       Amortized      Fair
in thousands                                Cost         Value        Cost        Value
------------                             ----------   ----------   ----------   ----------
Due in one year or less                  $  142,187   $  146,526   $   45,162   $   46,180
Due after one year through five years     1,031,696    1,062,798      197,364      196,360
Due after five years through ten years    1,258,883    1,378,040      194,886      220,836
Due after ten years                         776,849      827,192       79,289       87,276
                                         ----------   ----------   ----------   ----------
                                          3,209,615    3,414,556      516,701      550,652
Mortgage-backed securities                1,292,651    1,369,654      619,447      658,283
                                         ----------   ----------   ----------   ----------
      Total                              $4,502,266   $4,784,210   $1,136,148   $1,208,935
                                         ==========   ==========   ==========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2002 and 2001, fixed maturity securities and short-term investments with a carrying value of $14,756,000 and $15,815,000, respectively, were on deposit with various regulatory authorities as required by law.

     At December 31, 2002 and 2001, no specific mortgage loans were considered impaired. As of December 31, 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. As of December 31, 2001, the general allowance was $1,500,000. There were no provisions for credit losses or charge-offs in 2002, 2001 or 2000.

     Below is a summary of interest income on impaired mortgage loans.

in thousands                                                 2002       2001      2000
------------                                               --------   --------   -------
Average impaired mortgage loans                            $      1   $      -   $     2
Interest income on impaired mortgage loans - contractual        166          -         -
Interest income on impaired mortgage loans - collected            -          -         -

(4)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. The Company received interest of $1,694,000 and $0 for the years ending December 31, 2002 and 2001, respectively. As of December 31, 2002 and 2001, the Company has loaned HRA $15,000,000 and $14,581,000 respectively. The accrued interest on this loan contingency was $5,469,000 and $4,288,000, as of December 31, 2002 and 2001, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

in thousands                             2002        2001
------------                          ---------   ---------
Direct installment loans              $ 112,046   $ 115,233
Retail installment notes                 13,204      13,973
Retail revolving credit                     132         226
Accrued interest                          2,551       2,451
                                      ---------   ---------
     Gross receivables                  127,933     131,883
Allowance for uncollectible amounts      (6,627)     (5,846)
                                      ---------   ---------
         Finance receivables, net     $ 121,306   $ 126,037
                                      =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2002 and 2001, consisted of $95,368,000 and $93,733,000, respectively, of discount basis loans (net of unearned finance charges) and $16,679,000 and $21,500,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $10,000,000 and $13,000,000 of real estate secured loans at December 31, 2002 and 2001, respectively. Revolving credit loans included approximately $100,000 and $200,000 of real estate secured loans at December 31, 2002 and 2001, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2002 and 2001, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2002 and 2001, principal cash collections of direct installment loans were $53,469,000 and $55,176,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections to average net balances were $22,344,000 and $20,667,000, respectively and the percentages of these cash collections to average net balances were 164% and 153%, respectively.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2002 and 2001 was 5.2% and 4.4%, respectively.

     Changes in the allowance for losses for the periods ended December 31, were as follows:

in thousands                               2002        2001        2000
------------                            ---------   ---------   ---------
Balance at beginning of year            $   5,846   $   6,336   $   7,728
Provision for credit losses                 8,029       6,924       6,244
Allowance applicable to bulk purchase           4          19           -
Charge-offs                               (10,292)    (10,302)    (10,523)
Recoveries                                  3,040       2,869       2,887
                                        ---------   ---------   ---------
Balance at end of year                  $   6,627   $   5,846   $   6,336
                                        =========   =========   =========

     At December 31, 2002, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2002 and the related allowance for credit losses were as follows:

                                      Installment   Revolving
in thousands                             Loans        Credit     Total
------------                          -----------   ---------   -------
Balances at December 31, 2002           $   767         54      $   821
Related allowance for credit losses     $   268         25      $   293

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2002. The average quarterly balance of impaired loans during the years ended December 31, 2002 and 2001, was $1,038,000 and $1,685,000 for installment basis loans and $59,000 and $28,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2002.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2002 and 2001 was $15,401,000 and $18,055,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

in thousands                                              2002        2001        2000
------------                                           ---------   ----------   ---------
Computed tax expense (benefit)                         $  (5,852)  $   31,253   $ 120,406
Difference between computed and actual tax expense:
      Dividends received deduction                        (8,539)      (7,606)     (4,696)
      Special tax on mutual life insurance companies           -            -      (5,235)
      Foundation gain                                          -         (580)       (568)
      Tax credits                                         (1,300)      (1,300)     (3,400)
      Expense adjustments and other                       (4,785)      (2,902)      2,790
                                                       ---------   ----------   ---------
         Total tax expense (benefit)                   $ (20,476)  $   18,865   $ 109,297
                                                       =========   ==========   =========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

in thousands                                                  2002       2001
------------                                               ---------   ---------
Deferred tax assets:
     Policyholder liabilities                              $  21,290   $   7,152
     Pension and post retirement benefits                     31,270      31,209
     Tax deferred policy acquisition costs                    98,261      94,828
     Deferred gain on individual disability coinsurance       19,300      20,726
     Net realized capital losses                              45,365      19,203
     Ceding commissions                                        3,247       4,244
     Other                                                    11,303      11,287
                                                           ---------   ---------
         Gross deferred tax assets                           230,036     188,649
                                                           ---------   ---------
Deferred tax liabilities:
     Deferred policy acquisition costs                       154,122     189,421
     Premiums                                                 15,790      15,094
     Real estate and property and equipment depreciation       7,688       6,561
     Basis difference on investments                          22,017      16,575
     Net unrealized capital gains                             89,504      65,875
     Other                                                     9,021       8,183
                                                           ---------   ---------
         Gross deferred tax liabilities                      298,142     301,709
                                                           ---------   ---------
            Net deferred tax liability                     $  68,106   $ 113,060
                                                           =========   =========

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2002 and 2001 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2002, 2001 and 2000, were $20,066,000, $34,493,000 and $132,744,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December 2002, the Internal Revenue Service (IRS) closed their audit of the Company's federal income tax returns for the years 2000, 1999, and 1998. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2001 and later are expected to be under examination by the IRS beginning in 2004. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material effect on its financial position.

(7) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

in thousands                              2002        2001       2000
------------                           ---------   ---------   ---------
Balance at January 1                   $ 518,209   $ 480,650   $ 470,501
      Less: reinsurance recoverable      433,323     404,357     121,395
                                       ---------   ---------   ---------
Net balance at January 1                  84,886      76,293     349,106
                                       ---------   ---------   ---------
Incurred related to:
      Current year                        65,692      65,370      95,703
      Prior years                          4,839      (2,577)     11,761
                                       ---------   ---------   ---------
Total incurred                            70,531      62,793     107,464
                                       ---------   ---------   ---------
Paid related to:
      Current year                        27,436      25,925      28,968
      Prior years                         40,589      28,275      58,557
                                       ---------   ---------   ---------
Total paid                                68,025      54,200      87,525
                                       ---------   ---------   ---------
Individual disability transfer                 -          -     (292,752)
                                       ---------   ---------   ---------
Net balance at December 31                87,392      84,886      76,293
      Plus: reinsurance recoverable      449,212     433,323     404,357
                                       ---------   ---------   ---------
Balance at December 31                 $ 536,604   $ 518,209   $ 480,650
                                       =========   =========   =========

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $4,839,000 in 2002, decreased by $2,577,000 in 2001, and increased by $11,761,000 in 2000, which includes the amortization of discount on individual accident and health claim reserves of $331,000, $430,000, and $14,016,000 in 2002, 2001 and 2000,
     respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

     During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company (Standard) under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement. In addition, there was a trust agreement formed with Standard. The assets held in trust, by Standard, for the benefit of the Company are greater than the total associated reserves.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)  EMPLOYEE BENEFIT PLANS

     Pension Plans and Post Retirement Plans Other than Pensions

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                  Pension Benefits         Other Benefits
                                               ----------------------  ---------------------
in thousands                                     2002        2001         2002        2001
------------                                   ---------   ---------   ---------   ---------
Change in benefit obligation:
Benefit obligation at beginning of year        $ 242,192   $ 210,342   $  36,744   $  31,552
Liability transfer to parent                           -           -        (886)          -
Service cost                                      11,937       9,031       1,871       1,342
Interest cost                                     17,690      16,222       2,780       2,357
Actuarial loss                                     9,239      12,308      13,391       2,620
Benefits paid                                     (5,946)     (5,711)     (1,181)     (1,127)
                                               ---------   ---------   ---------   ---------
Benefit obligation at end of year              $ 275,112   $ 242,192   $  52,719   $  36,744
                                               =========   =========   =========   =========
Change in plan assets:
Fair value of plan assets at the beginning
   of year                                     $ 158,096   $ 167,171   $       -   $       -
Actual return on plan assets                     (11,399)    (12,241)          -           -
Employer contribution                             20,101       8,877       1,181       1,127
Benefits paid                                     (5,946)     (5,711)     (1,181)     (1,127)
                                               ----------  ---------   ---------   ---------
Fair value of plan assets at the end of year   $ 160,852   $ 158,096   $       -   $       -
                                               ==========  =========   =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                Pension Benefits          Other Benefits
                                            -----------------------   ---------------------
                                                2002        2001         2002        2001
                                            -----------   ---------   ---------   ---------
in thousands
------------
Funded status                               $  (114,260)  $ (84,096)  $ (52,719)  $ (36,744)
Unrecognized net actuarial loss (gain)           82,353      46,488       7,037      (6,411)
Unrecognized prior service cost (benefit)         5,862       6,816      (1,051)     (1,446)
                                            -----------   ---------   ----------  ---------
Net amount recognized                       $   (26,045)  $ (30,792)  $ (46,733)  $ (44,601)
                                            ===========   =========   ==========  =========
Amounts recognized in the consolidated
  balance sheets consist of:
Accrued benefit cost                        $   (31,319)  $ (32,306)  $ (46,733)  $ (44,601)
Intangible asset:                                 5,274       1,514           -           -
                                            -----------   ---------   ---------   ---------
Net amount recognized                       $   (26,045)  $ (30,792)  $ (46,733)  $ (44,601)
                                            ===========   =========   =========   =========

                                   Pension Benefits        Other Benefits
                                 -------------------     ------------------
                                  2002         2001       2002        2001
                                 ------       ------     ------      ------
Weighted average assumptions
   as of December 31
Discount rate                     7.00%        7.25%      7.00%       7.25%
Expected return on plan assets    8.16%        8.25%         -           -
Rate of compensation increase     5.48%        5.43%         -           -

     For measurement purposes, an 11.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 5.5 percent for 2012 and remain at that level thereafter.

Components of net periodic                       Pension Benefits                       Other Benefits
                                       ----------------------------------   ---------------------------------
   benefit cost                           2002         2001        2000        2002        2001        2000
                                       ----------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $   11,937   $   9,031   $   8,895   $   1,871   $   1,342   $   1,454
Interest cost                              17,690      16,222      15,058       2,780       2,357       2,314
Expected return on plan assets            (15,883)    (14,256)    (13,151)          -           -           -
Amortization of prior service
   cost (benefit)                             954         954         954        (526)       (513)       (513)
Recognized net actuarial loss (gain)          656         321         743         (88)       (597)       (448)
                                       ----------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $   15,354   $  12,272    $ 12,499   $   4,037   $   2,589   $   2,807
                                       ==========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $5,274,000 and $1,514,000 as of December 31, 2002, and 2001, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $5,274,000 and $1,514,000 at December 31, 2002, and 2001, respectively, is included in other assets in the consolidated balance sheets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $267,263,000, $179,734,000, and $154,031,000, respectively, as of December 31, 2002 and $53,756,000,
     $40,746,000 and $21,129,000, respectively, as of December 31, 2001.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2002 and 2001. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2002 by $17,177,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2002 by $1,831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2002 by $13,553,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2002 by $1,414,000.

     Profit Sharing Plans

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2002, 2001 and 2000 of $3,899,000, $4,563,000 and $8,794,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

in thousands             2002       2001         2000
------------          ---------   ---------   ---------
Direct premiums       $ 807,116   $ 761,877   $ 697,933
Reinsurance assumed     181,473     140,303     129,800
Reinsurance ceded      (100,100)   (108,823)    (66,282)
                      ---------   ---------   ---------
      Net premiums    $ 888,489   $ 793,357   $ 761,451
                      =========   =========   =========

     Reinsurance recoveries on ceded reinsurance contracts were $103,979,000, $95,136,000 and $73,484,000 during 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

     On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheets. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2002 and 2001 was $4,074,000 in each year. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $56,077,000 and $54,489,000 during 2002 and 2001, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $571,492,000 and $552,790,000 at December 31, 2002 and 2001, respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

(10) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2002 and 2001. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

     The interest rates on the finance receivables outstanding as of December 31, 2002 and 2001, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2002 and 2001, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2002 and 2001 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

in thousands                                    2002                            2001
------------                        ---------------------------   ------------------------------
                                      Carrying         Fair          Carrying           Fair
                                       Amount          Value          Amount            Value
                                    ------------   ------------   --------------    ------------
Fixed maturity securities:
      Available-for-sale            $  4,784,210   $  4,784,210   $    5,279,515    $  5,279,515
Equity securities                        461,426        461,426          602,554         602,554
Fixed maturity securities on loan      1,208,935      1,208,935          365,031         365,031
Equity securities on loan                 71,338         71,338           48,280          48,280
Commercial mortgage loans                767,944        852,251          738,749         761,004
Policy loans                             259,531        259,531          256,844         256,844
Short-term investments                 1,460,454      1,460,454          621,907         621,907
Cash                                      24,694         24,694           32,589          32,589
Finance receivables, net                 121,306        121,306          126,037         126,037
Private equity investments               221,614        221,614          263,928         263,928
Separate account assets                6,684,280      6,684,280        7,558,283       7,558,283
Other assets                              14,093         14,093           74,078          74,078
                                    ------------   ------------   --------------    ------------
    Total financial assets          $16,079,825    $ 16,164,132   $   15,967,795    $ 15,990,050
                                    ============   ============   ==============    ============

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

in thousands                                    2002                            2001
------------                        ---------------------------   ------------------------------
                                      Carrying         Fair          Carrying           Fair
                                       Amount          Value          Amount            Value
                                    ------------   ------------   --------------    ------------
Deferred annuities                  $  1,712,482   $  1,711,913   $    1,615,774    $  1,611,178
Annuity certain contracts                 62,231         64,146           60,187          60,769
Other fund deposits                    1,006,327      1,011,822          956,147         957,461
Supplementary contracts without
      life contingencies                  50,955         51,137           42,092          43,134
Notes payable                            137,000        139,476          159,000         162,341
Separate account liabilities           6,646,646      6,646,646        7,511,607       7,511,607
Securities lending collateral          1,307,146      1,307,146          424,406         424,406
                                    ------------   ------------   --------------    ------------
      Total financial liabilities   $ 10,922,787   $ 10,932,286   $   10,769,213    $ 10,770,896
                                    ============   ============   ==============    ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company during 2002 were $10,866,000. As of December 31, 2002, $3,238,000 was due to Advantus, under these agreements.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,539,000 for the year ended December 31, 2002.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2002 and 2001, the amount payable to the Company was $12,363,000 and $4,243,000, respectively. The amount of expenses incurred as of December 31, 2002, 2001, and 2000 were $49,205,000, $14,529,000 and $12,280,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2002. No claims were paid in 2002. As of December 31, 2002, reserves held under this policy were $3,734,000.

(12) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2002 and 2001. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

     Notes payable as of December 31 were as follows:

in thousands                                                           2002             2001
------------                                                      --------------    ------------
Corporate-surplus notes, 8.25%, 2025                              $      125,000    $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%, through 2003             12,000          34,000
                                                                  --------------    ------------
      Total notes payable                                         $      137,000    $    159,000
                                                                  ==============    ============

     At December 31, 2002, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2003, $12,000,000; 2004, $0; 2005, $0; 2006, $0; 2007, $0; thereafter $125,000,000.

     Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2002.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2002 and 2001, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2002, 2001 and 2000, was $12,579,000, $15,252,000 and $26,775,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive Income (loss), other than net income are illustrated below:

in thousands                                                           2002              2001          2000
------------                                                      --------------    ------------   ------------
Other comprehensive income (loss), before tax:
     Unrealized gains (loss) on securities                        $      (74,150)   $   (202,783)  $    346,347
         Reclassification adjustment for
            gains (losses) included in net income                        138,595          18,821       (147,416)
     Adjustment to unearned policy and contract fees                      13,074           6,433            473
     Adjustment to reserves                                              (54,290)              -              -
     Adjustment to deferred policy acquisition costs                     (93,375)        (41,993)           414
                                                                  --------------    ------------    -----------
                                                                         (70,146)       (219,522)       199,818
     Income tax expense related to items of other
         comprehensive income                                             25,248          75,386        (70,470)
                                                                  --------------    ------------   ------------
     Other comprehensive income (loss), net of tax                $      (44,898)   $   (144,136)      $129,348
                                                                  ==============    ============   ============

(14) STOCK DIVIDENDS

     During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $52,800,000. These dividends were in the form of cash.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2002 statutory results, the maximum amount available for the payment of dividends during 2003 by Minnesota Life Insurance Company without prior regulatory approval is $109,896,000 after November 6, 2003.

(15) LEGAL PROCEEDINGS

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,249,000, $39,654,000 and $3,529,000 in 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2002 and 2001, these securities were reported at $6,523,000 and $60,484,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $50,325,000 and $97,800,000 as of December 31, 2002 and 2001, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $145,354,000 as of December 31, 2002. The Company estimates that $48,000,000 of these commitments will be invested in 2003, with the remaining $97,354,000 invested over the next four years.

     As of December 31, 2002, the Company had committed to purchase mortgage loans totaling $14,082,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000;
     2007, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2003, $746,000; 2004, $786,000; 2005, $794,000; 2006, $669,000; 2007, $687,000.
     Lease expense net of sub-lease income for the years ended December 31, 2002, 2001 and 2000 was $8,740,000, $9,662,000 and $2,491,000,
     respectively.

     At December 31, 2002, the Company had guaranteed the payment of $83,700,000 in policyholder dividends and discretionary amounts payable in 2003. The Company has pledged bonds, valued at $93,998,000 to secure this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2002 and 2001 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,377,000 and $3,255,000 for the periods ending December 31, 2002 and 2001, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(17) STATUTORY FINANCIAL DATA

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

     Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $47,020,000.

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                              Year ended December
                                                        -----------------------------
in thousands                                                2002            2001
------------                                            ------------   --------------
Statutory capital and surplus                           $    961,239   $    1,075,907
Adjustments:
     Deferred policy acquisition costs                       570,264          682,794
     Net unrealized investment gains                         354,862          217,864
     Adjustment to reserves                                  (54,290)               -
     Statutory asset valuation reserve                       251,505          303,888
     Statutory interest maintenance reserve                   12,815            7,050
     Premiums and fees deferred or receivable                (48,756)         (51,572)
     Change in reserve basis                                 121,770          113,646
     Deferred reinsurance gain                               (55,143)         (59,217)
     Separate accounts                                       (28,214)         (39,126)
     Unearned policy and contract fees                      (128,690)        (140,315)
     Surplus notes                                          (125,000)        (125,000)
     Net deferred income taxes                              (324,356)        (313,147)
     Pension benefit liabilities                             (18,533)          (6,815)
     Non-admitted assets                                     280,851          194,154
     Policyholder dividends                                   64,659           65,828
     Valuation allowance difference                           13,633                -
     Other                                                     4,648            6,365
                                                        ------------   --------------
Stockholder's equity as reported in the accompanying
    consolidated financial statements                   $  1,853,264   $    1,932,304
                                                        ============   ==============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2002 and 2001 results are codified, and 2000 are prior to Codification):

                                                                 As of December 31
                                                  ----------------------------------------------
in thousands                                          2002             2001             2000
------------                                      ------------    --------------    ------------
Statutory net income (loss)                       $     (9,814)   $       47,505    $    251,003
Adjustments:
     Deferred policy acquisition costs                 (19,156)           13,716          (5,203)
     Statutory interest maintenance reserve              5,470            (1,138)        (20,544)
     Premiums and fees deferred or receivable            1,611           (10,213)         (1,264)
     Change in reserve basis                            (2,797)           (2,180)          3,783
     Separate accounts                                  10,913             9,971          15,762
     Deferred reinsurance gain                         (12,847)           (2,394)          1,018
     Unearned policy and contract fees                   1,600            (1,845)          1,645
     Realized gains (losses)                           (10,012)            1,586         (11,747)
     Net deferred income taxes                          23,524             3,928           4,403
     Policyholder dividends                             (1,168)             (714)          4,354
     Pension benefits                                    7,472            16,605          (7,952)
     Other                                               8,960            (4,399)           (538)
                                                  ------------    --------------    ------------
Net income as reported in the accompanying
     consolidated financial statements            $      3,756    $       70,428    $    234,720
                                                  ============    ==============    ============

(18) SUBSEQUENT EVENTS

     On February 10, 2003, the Company declared a dividend of $14,000,000 payable to Securian Financial Group, Inc. The dividend represents the affiliated stock of Securian Life Insurance Company and is payable on April 1, 2003.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 (In thousands)

                                                                                                        As shown
                                                                                                         on the
                                                                                    Market            consolidated
Type of investment                                         Cost (3)                 Value            balance sheet(1)
                                                       ----------------        ----------------      ----------------
Fixed maturity securities
     United States government and government
        agencies and authorities                       $        201,802        $        220,925      $        220,925
     Foreign governments                                          1,280                     841                   841
     Public utilities                                           295,962                 308,575               308,575
     Mortgage-backed securities                               1,292,651               1,369,654             1,369,654
     All other corporate fixed maturity securities            2,710,571               2,884,215             2,884,215
                                                       ----------------        ----------------      ----------------
        Total fixed maturity securities                       4,502,266               4,784,210             4,784,210
                                                       ----------------        ----------------      ----------------
Equity securities:
     Common stocks:
        Public utilities                                          6,518                   6,798                 6,798
        Banks, trusts and insurance companies                    62,336                  65,016                65,016
        Industrial, miscellaneous and all other                 429,572                 381,612               381,612
     Nonredeemable preferred stocks                               8,000                   8,000                 8,000
                                                       ----------------        ----------------      ----------------
        Total equity securities                                 506,426                 461,426               461,426
                                                       ----------------        ----------------      ----------------
Mortgage loans on real estate                                   767,944                  xxxxxx               767,944
Real estate (2)                                                   7,858                  xxxxxx                 7,858
Policy loans                                                    259,531                  xxxxxx               259,531
Other investments                                               186,521                  xxxxxx               186,521
Private equity investments                                      278,539                  xxxxxx               221,614
Fixed maturity securities on loan                             1,136,147                  xxxxxx             1,208,935
Equity securities on loan                                        73,904                  xxxxxx                71,338
Short - term investments                                      1,460,454                  xxxxxx             1,460,454
                                                       ----------------        ----------------      ----------------
        Total                                                 4,170,898                       -             4,184,195
                                                       ----------------        ----------------      ----------------
Total investments                                      $      9,179,590        $      5,245,636      $      9,429,831
                                                       ================        ================      ================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                                         As of December 31,
                             --------------------------------------------------------------------------
                                                   Future policy
                                Deferred             benefits                           Other policy
                                 policy           losses, claims                         claims and
                               acquisition        and settlement       Unearned            benefits
         Segment                  costs            expenses (1)       premiums (2)         payable
-------------------------    ---------------      ---------------   ---------------    ---------------
2002:
   Life insurance            $       421,265      $     2,605,553   $       156,832    $       111,576
   Accident and
      health insurance                78,588              638,288            34,418             19,349
   Annuity                            70,885            3,155,822                27                196
   Property and
      liability insurance                  -                   25                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       570,738      $     6,399,688   $       191,277    $       131,121
                             ===============      ===============   ===============    ===============

2001:
   Life insurance            $       498,233      $     2,563,749   $       171,174    $       113,351
   Accident and
      health insurance                87,059              615,020            38,052             19,103
   Annuity                            98,047            2,942,241                29              1,466
   Property and
      liability insurance                  -                   38                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       683,339      $     6,121,048   $       209,255    $       133,920
                             ===============      ===============   ===============    ===============

2000:
   Life insurance            $       526,289      $     2,469,673   $       173,063    $        89,087
   Accident and
      health insurance                88,320              579,170            37,815             17,659
   Annuity                            96,937            2,887,586                 -                269
   Property and
      liability insurance                  -                  154                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       711,546      $     5,936,583   $       210,878    $       107,015
                             ===============      ===============   ===============    ===============

                                                             For the years ended December 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                      Amortization
                                                                     Benefits,         of deferred
                                                     Net          claims, losses         policy             Other
                                Premium          investment       and settlement       acquisition        operating       Premiums
         Segment              revenue (3)          income          expenses (5)          costs             expenses      written (4)
-------------------------   ---------------    ---------------    ---------------    ---------------   ---------------   -----------
2002:
   Life insurance           $     1,009,836    $       260,686    $       883,852    $       147,235   $       347,838   $         -
   Accident and
      health insurance              131,835             12,494             60,459             20,511            98,679             -
   Annuity                          106,807            225,704            213,817             20,916            88,540             -
   Property and
      liability insurance                 -                219                (18)                 -                40             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,248,478    $       499,103    $     1,158,110    $       188,662   $       535,097   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

2001:
   Life insurance           $       918,901    $       288,841    $       817,054    $       136,512   $       463,715   $         -
   Accident and
      health insurance              136,637             12,823             53,611             13,170           106,770             -
   Annuity                           92,192            225,200            193,772             21,898            90,793             -
   Property and
      liability insurance                 -                471                (19)                 -               204             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,147,730    $       527,335    $     1,064,418    $       171,580   $       661,482   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

2000:
   Life insurance           $       842,842    $       304,584    $       722,713    $       153,634   $       420,842   $         -
   Accident and
      health insurance              175,762             40,232             85,680              8,613           101,201             -
   Annuity                          102,827            230,584            205,036             23,715            80,116             -
   Property and
      liability insurance                 -                500                143                  -               319             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,121,431    $       575,900    $     1,013,572    $       185,962   $       602,478   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

(5) Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                                                                              Percentage
                                                              Ceded to      Assumed from                       of amount
                                                Gross          other            other            Net            assumed
                                                amount        companies       companies        amount            to net
                                            -------------   -------------   -------------   -------------    ------------
2002: Life insurance in force               $ 266,335,791   $  35,836,486   $  76,101,905   $ 306,601,210        24.8%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     566,342   $      25,262   $     180,539   $     721,619        25.0%
         Accident and health insurance            200,610          74,838             934         126,706         0.7%
         Annuity                                   40,164               -               -          40,164           -
         Property and liability insurance               -               -               -               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     807,116   $     100,100   $     181,473   $     888,489        20.4%
                                            =============   =============   =============   =============

2001: Life insurance in force               $ 233,303,591   $  28,244,100   $  63,354,138   $ 268,413,629        23.6%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     530,352   $      30,128   $     138,774   $     638,998        21.7%
         Accident and health insurance            208,520          78,212           1,047         131,355         0.8%
         Annuity                                   23,004               -               -          23,004           -
         Property and liability insurance               1             483             482               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     761,877   $     108,823   $     140,303   $     793,357        17.7%
                                            =============   =============   =============   =============

2000: Life insurance in force               $ 200,965,213   $  22,944,226   $  43,657,674   $ 221,678,661        19.7%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     476,897   $      28,343   $     121,296   $     569,850        21.3%
         Accident and health insurance            199,590          30,085             923         170,428         0.5%
         Annuity                                   21,173               -               -          21,173           -
         Property and liability insurance             273           7,854           7,581               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     697,933   $      66,282   $     129,800   $     761,451        17.0%
                                            =============   =============   =============   =============

See independent auditors' report.